UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2008

                    Date of reporting period: March 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

       CALIFORNIA LIMITED-TERM TAX-FREE FUND


  PRINCIPAL              SECURITY NAME                    INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES: 95.38%

CALIFORNIA: 91.55%

 $  1,105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT
               CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HCFR)                       5.00%       07/01/2008    $     1,109,265
    1,500,000  ALAMEDA-CONTRA COSTA CA TRANSIT
               DISTRICT FHR COMPUTER SYSTEM PROJECT
               (LEASE REVENUE)                                 4.00        08/01/2012          1,522,605
      760,000  BURBANK GLENDALE PASADENA CA AIRPORT
               AUTHORITY SERIES B (AIRPORT REVENUE,
               AMBAC INSURED)                                  5.00        07/01/2011            788,888
    1,340,000  CALAVERAS COUNTY CA COMMUNITY
               FACILITIES DISTRICT #2 PREREFUNDED
               (TAX REVENUE) ss.                               7.00        09/01/2026          1,514,280
      600,000  CALIFORNIA CASA COLINA PROJECT (HCFR)           5.50        04/01/2013            625,086
       85,000  CALIFORNIA CATHOLIC WEST PREREFUNDED
               (HFFA REVENUE) ss. +/-                          4.45        07/01/2026             89,813
      915,000  CALIFORNIA CATHOLIC WEST UNREFUNDED
               BALANCE (HFFA REVENUE) ss. +/-                  4.45        07/01/2026            937,765
      800,000  CALIFORNIA HFFA HEALTH FACILITIES
               CATHOLIC SERIES A (HFFA REVENUE,
               MBIA INSURED) ss. +/-                           7.09        07/01/2022            800,000
      465,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC
               DEVELOPMENT J. PAUL GETTY SERIES A
               (OTHER REVENUE) ss. +/-                         4.00        10/01/2023            476,481
    1,035,000  CALIFORNIA MUNICIPAL FINANCE
               AUTHORITY COMMUNITY HOSPITALS
               CENTRAL CALIFORNIA (HFFA REVENUE)               5.00        02/01/2012          1,056,880
    1,000,000  CALIFORNIA PCFA SOLID WASTE DISPOSAL
               WASTE MANAGEMENT PROJECT SERIES A
               (PCR) ss. +/-                                   5.13        07/01/2031            982,230
    1,980,000  CALIFORNIA RURAL HOME MORTGAGE
               FINANCE AUTHORITY MORTGAGE-BACKED
               PROGRAM SERIES A (SFHR, FNMA INSURED)           4.20        02/01/2027          1,978,654
      990,000  CALIFORNIA RURAL HOME MORTGAGE
               FINANCE AUTHORITY MORTGAGE-BACKED
               PROGRAM SERIES C PUTTABLE (HOUSING
               REVENUE, GNMA INSURED) ss.                      4.10        08/01/2039            984,931
      340,000  CALIFORNIA STATE DWR POWER SUPPLY
               REVENUE SERIES B6 (WATER &
               WASTEWATER AUTHORITY REVENUE)ss. +/-            1.09        05/01/2022            340,000
    1,000,000  CALIFORNIA STATE DWR POWER SUPPLY
               SUBSERIES G4 (WATER REVENUE, FIRST
               SECURITY BANK LOC) ss. +/-                      1.90        05/01/2016          1,000,000
      250,000  CALIFORNIA STATE DWR WATER SYSTEM
               SERIES T (WATER REVENUE)                        5.00        12/01/2010            256,508
       75,000  CALIFORNIA STATE ECONOMIC RECOVERY
               SERIES A (SALES TAX REVENUE)                    5.00        07/01/2016             78,919
      900,000  CALIFORNIA STATE ECONOMIC RECOVERY
               SERIES A (SALES TAX REVENUE)                    5.25        07/01/2014            992,988
      745,000  CALIFORNIA STATE UNIVERSITY FRESNO
               ASSOCIATION INCORPORATED AUXILIARY
               ORGANIZATION EVENT CENTER (COLLEGE &
               UNIVERSITY REVENUE)                             5.00        07/01/2010            787,994
      800,000  CALIFORNIA STATE VETERANS BONDS
               SERIES BG (TAX REVENUE, FIRST
               SECURITY BANK LOC)                              5.15        12/01/2015            820,744
      800,000  CALIFORNIA STATEWIDE CDA (ACA RADIAN
               INSUSRED) ss. +/-                               9.20        05/15/2029            800,000
    1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL
               REPUBLIC SERVICES SERIES A (SOLID
               WASTE REVENUE)(I)                               4.95        12/01/2012            980,450
    1,150,000  CALIFORNIA STATEWIDE CDA HEALTH
               FACILITIES (LEASE REVENUE, MBIA
               INSURED)                                        5.50        09/01/2014          1,249,981
      875,000  CALIFORNIA STATEWIDE CDA
               INTERNATIONAL SCHOOL PENINSULA
               PROJECT (GO - STATES, TERRITORIES)              4.60        11/01/2013            866,066
      600,000  CALIFORNIA STATEWIDE CDA IRVINE
               APARTMENT COMMUNITIES SERIES A3
               (HOUSING REVENUE) ss. +/-                       5.10        05/15/2025            603,684
    1,000,000  CALIFORNIA STATEWIDE CDA JOHN MUIR
               MT. DIABLO HEALTH SYSTEMS (HFFA
               REVENUE, MBIA INSURED)                          5.50        08/15/2012          1,052,390
      700,000  CALIFORNIA STATEWIDE CDA
               MULTI-FAMILY REVENUE FUND FOR
               HOUSING SERIES A PREREFUNDED
               (HOUSING REVENUE)ss.(I)                         6.50        12/01/2029            762,006
      620,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE
               APARTMENTS SERIES E1 (HOUSING
               REVENUE)                                        4.25        07/01/2012            628,196
      700,000  CALIFORNIA STATEWIDE CDA RETIREMENT
               HOUSING FOUNDATION (HCFR, ACA
               INSURED) ss. +/-                                7.95        12/01/2028            700,000
    1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN
               OAKS PROJECT SERIES A (OTHER
               REVENUE, AMBAC INSURED)                         5.50        08/01/2011          1,443,835
      505,000  CALIFORNIA UNIVERSITY OF THE PACIFIC
               (COLLEGE & UNIVERSITY REVENUE)                  4.10        11/01/2010            526,321
    1,000,000  CENTRAL VALLEY CA FINANCING
               AUTHORITY CARSON ICE GENERAL PROJECT
               (ELECTRIC REVENUE, MBIA INSURED)#               5.25        07/01/2010          1,015,460
      350,000  CITY & COUNTY OF SAN FRANCISCO CA
               SERIES 1 (PROPERTY TAX REVENUE, FGIC
               INSURED)                                        5.50        06/15/2009            357,840
      515,000  COMPTON CA SOLID WASTE MANAGEMENT
               FACILITIES (SOLID WASTE REVENUE)                4.80        08/01/2020            494,570


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

       CALIFORNIA LIMITED-TERM TAX-FREE FUND

   PRINCIPAL             SECURITY NAME                  INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)

$     235,000  DALY CITY CA HOUSING DEVELOPMENT
               FINANCE AGENCY FRANCISCAN
               ACQUISITION PROJECT SERIES A
               (HOUSING REVENUE)                             5.00%      12/15/2010    $    250,409
      395,000  DALY CITY CA HOUSING DEVELOPMENT
               FINANCE AGENCY FRANCISCAN MOBILE
               SERIES A (HOUSING REVENUE)                    3.25       12/15/2008         395,142
      300,000  DESERT CA COMMUNITY COLLEGE DISTRICT
               CAPITAL APPRECIATION BONDS SERIES C
               (PROPERTY TAX REVENUE)/\                      2.11       08/01/2008         297,888
      135,000  DESERT CA COMMUNITY COLLEGE DISTRICT
               CAPITAL APPRECIATION BONDS SERIES C
               (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)/\                          3.10       08/01/2011         121,855
    1,000,000  DINUBA CA MERGED CITY REDEVELOPMENT
               #2 (TAX INCREMENTAL REVENUE)                  4.40       10/01/2011       1,012,750
      500,000  EASTERN MUNICIPAL WATER DISTRICT
               CALIFORNIA WATER & SEWER REVENUE
               CERTIFICATES SERIES B (WATER REVENUE
               LOC)ss. +/-                                   7.25       07/01/2020         500,000
    1,000,000  GOLDEN STATE CA TOBACCO
               SECURITIZATION CORPORATION ENHANCED
               ASSET-BACKED SERIES A (EXCISE TAX
               REVENUE, AMBAC INSURED)                       5.00       06/01/2020         995,430
    4,000,000  GOLDEN STATE TOBACCO SECURITIZATION
               CORPORATION CA SERIES 2003 A1
               PREREFUNDED (EXCISE TAX REVENUE)              6.25       06/01/2033       4,391,280
    1,350,000  GOLDEN STATE TOBACCO SECURITIZATION
               CORPORATION CA SERIES A2 PREREFUNDED
               (EXCISE TAX REVENUE)ss.                       7.90       06/01/2042       1,634,040
    2,180,000  GOLDEN STATE TOBACCO SECURITIZATION
               CORPORATION CA TOBACCO SETTLEMENT
               REVENUE PREREFUNDED SERIES 2003 A1
               (EXCISE TAX REVENUE)ss.                       6.75       06/01/2039       2,527,165
      100,000  HIGHLAND CA COMMUNITY FACILITIES
               DISTRICT 90-1 SERIES A (SPECIAL
               FACILITIES REVENUE, AMBAC INSURED)            4.25       09/01/2011         103,426
    2,595,000  INLAND EMPIRE CA SOLID WASTE
               FINANCING AUTHORITY LANDFILL
               IMPROVEMENT PROJECT SERIES B (LEASE
               REVENUE, FIRST SECURITY BANK LOC)             6.25       08/01/2011       2,736,921
      500,000  LAKE ELSINORE CA SCHOOL FINANCING
               AUTHORITY HORSETHIEF CANYON (SPECIAL
               TAX REVENUE)                                  5.35       09/01/2010         508,340
    1,045,000  LONG BEACH CA BOND FINANCE AUTHORITY
               AQUARIUM OF THE SOUTH PACIFIC (LEASE
               REVENUE, AMBAC INSURED)                       5.50       11/01/2015       1,118,673
      230,000  LOS ANGELES CA (ELECTRIC REVENUE,
               MBIA INSURED)                                 4.75       08/15/2011         230,366
      410,000  LOS ANGELES CA HOLLYWOOD
               PRESBYTERIAN MEDICAL CENTER (LEASE
               REVENUE, INDLC INSURED )                      9.63       07/01/2013         480,049
      100,000  LOS ANGELES CA MUNICIPAL IMPROVEMENT
               CORPORATION SPECIAL TAX-POLICE
               EMERGENCY SERIES D (LEASE REVENUE)            4.13       09/01/2008         100,179
      500,000  LOS ANGELES CA USD COP SERIES C
               (LEASE REVENUE, FIRST SECURITY BANK
               LOC)ss. +/-                                   1.90       10/01/2025         500,000
    1,000,000  LOS ANGELES COUNTY CA COMMUNITY
               FACILITIES DISTRICT # 5 ROWLAND
               HEIGHTS AREA (SPECIAL TAX REVENUE,
               FIRST SECURITY BANK LOC)                      5.00       09/01/2019       1,015,120
      405,000  LOS ANGELES COUNTY CA TRANSPORTATION
               COMMISSION SERIES B (SALES TAX
               REVENUE)                                      6.50       07/01/2010         424,590
    1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT
               AUTHORITY SOLID WASTE TRANSFER
               FACILITY (SOLID WASTE REVENUE)                5.10       02/15/2011       1,008,110
    1,000,000  NEW HAVEN CA USD (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)            12.00       08/01/2013       1,435,960
    1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA
               OREGON TRANSMISSION PROJECT SERIES A
               (POWER REVENUE, MBIA INSURED)                 7.00       05/01/2013       1,571,626
      290,000  PALM SPRINGS CA AIRPORT SUB PALM
               SPRINGS INTERNATIONAL AIRPORT
               (AIRPORT REVENUE)                             5.10       07/01/2012         291,119
      410,000  PALM SPRINGS CA AIRPORT SUB PALM
               SPRINGS INTERNATIONAL AIRPORT
               (AIRPORT REVENUE)                             5.20       07/01/2013         410,677
      430,000  PALM SPRINGS CA AIRPORT SUB PALM
               SPRINGS INTERNATIONAL AIRPORT
               (AIRPORT REVENUE)                             5.30       07/01/2014         431,776
      500,000  PALO VERDE CA USD FLEXFUND PROGRAM
               (EDUCATIONAL FACILITIES REVENUE)(I)           4.80       09/01/2027         500,410
      635,000  PALOMAR POMERADO HEALTH CA CAPITAL
               APPRECIATION (PROPERTY TAX REVENUE,
               MBIA INSURED)/\                               3.26       08/01/2011         570,167
    1,000,000  PITTSBURG REDEVELOPMENT AGENCY LOS
               MEDANOS COMMUNITY SERIES A (TAX
               INCREMENTAL REVENUE, AMBAC INSURED)
               ss. +/-                                       5.50       09/01/2036       1,000,000
      700,000  ROCKLIN CA USD CAPITAL APPRECIATION
               (PROPERTY TAX REVENUE, FGIC INSURED)/\        5.30       08/01/2017         429,492
    1,000,000  SACRAMENTO COUNTY CA SANITATION
               DISTRICT FINANCING AUTHORITY
               REGULATION B (OTHER REVENUE, FGIC
               INSURED)ss. +/-                               3.96       12/01/2035         710,000
      435,000  SACRAMENTO MUNICIPAL UTILITY
               DISTRICT ESCROW TO MATURITY SERIES C
               (ELECTRIC REVENUE, MBIA INSURED)              5.75       11/15/2009         456,724

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

       CALIFORNIA LIMITED-TERM TAX-FREE FUND

  PRINCIPAL    SECURITY NAME                            INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$     985,000  SALINAS VALLEY CA SOLID WASTE
               AUTHORITY (SOLID WASTE REVENUE,
               AMBAC INSURED)                                5.00%         08/01/2012    $      1,027,483
    1,000,000  SAN BERNARDINO COUNTY CA FINANCING
               AUTHORITY FACILITIES PROJECT (OTHER
               REVENUE)                                      5.10          06/01/2017             929,420
    1,000,000  SAN DIEGO CA CTF UNDIVIDED INTEREST
               (WATER REVENUE, FGIC INSURED)                 5.00          08/01/2017           1,016,760
      700,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT
               UNITED AIRLINES INCORPORATED PROJECT
               (AIRPORT REVENUE)                             8.00          07/01/2013             789,705
      100,000  SAN FRANCISCO CA CITY & COUNTY
               AIRPORTS COMMISSION SERIES A
               (AIRPORT REVENUE, FGIC INSURED)               5.00          05/01/2016             101,136
    1,000,000  STATE OF CALIFORNIA (PROPERTY TAX
               REVENUE, AMBAC INSURED)                       5.25          11/01/2021           1,045,660
    2,000,000  TORRANCE CA REDEVELOPMENT AGENCY
               REFERENDUM SERIES C (TAX ALLOCATION
               REVENUE, MBIA INSURED)                        5.45          09/01/2018           2,086,060
      315,000  TRACY CA JOINT USD ELECTION 2006
               (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)                            6.00          08/01/2013             360,354
      345,000  TRACY CA JOINT USD ELECTION 2006
               (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)                            8.00          08/01/2012             416,253
      245,000  WHITTIER CA PFA GREENLEAF AVENUE
               WHITTIER REDEVELOPMENT AGENCY SERIES
               A (LEASE REVENUE)                             5.00          11/01/2012             251,338
    1,000,000  YOSEMITE CA COMMUNITY COLLEGE
               DISTRICT CAPITAL APPRECIATION
               (COLLEGE AND UNIVERSITY REVENUE,
               FIRST SECURITY BANK LOC)/\                    3.97          08/01/2014             779,510
                                                                                               65,588,193
                                                                                         ----------------

PUERTO RICO: 3.83%
      805,000  PUERTO RICO COMMONWEALTH PUBLIC
               IMPROVEMENT (PROPERTY TAX REVENUE,
               MBIA INSURED)                                 5.75          07/01/2020             859,490
    1,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY
               SERIES UU (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss. +/-                     3.69          07/01/2029           1,125,000
      750,000  PUERTO RICO INFRASTRUCTURE FINANCING
               AUTHORITY SERIES A (SALES TAX
               REVENUE, AMBAC INSURED)                       5.25          07/01/2010             761,764
                                                                                                2,746,254
                                                                                         ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $68,632,032)                                               68,334,447
                                                                                         ----------------

SHARES
SHORT-TERM INVESTMENTS: 4.69%

    3,364,732  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY
               MARKET TRUST~+++                                                                 3,364,732
                                                                                         ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,364,732)                                                  3,364,732
                                                                                         ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $71,996,764)*                           100.07%                                    $     71,699,179
OTHER ASSETS AND LIABILITIES, NET              (0.07)                                             (52,664)
                                              ------                                     ----------------

TOTAL NET ASSETS                              100.00%                                    $     71,646,515
                                              ------                                     ----------------


ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

(I)     ILLIQUID SECURITY.

#       SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

/\      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,364,732.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES: 98.21%

CALIFORNIA: 96.91%
$      4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING
                  HOUSE (NURSING HOME REVENUE)                                         5.50%       02/15/2029     $  3,827,560
       2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
                  MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                       5.30        10/01/2032        2,115,995
       4,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SENIOR
                  WINDEMERE RANCH FINANCING PROGRAM SERIES A (SPECIAL
                  FACILITIES REVENUE, CIFG INSURED)                                    4.75        09/02/2034        3,875,850
       1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
                  FGIC INSURED)/\                                                      4.88        08/01/2018          911,430
       2,000,000  ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK
                  LOC)                                                                 5.25        08/01/2025        2,077,500
       3,000,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                  AMBAC INSURED)+/-ss.                                                 7.50        11/01/2034        3,000,000
       9,495,000  ANAHEIM CA PFA CAPITAL APPRECIATION SUBSIDIZE PUBLIC
                  IMPROVEMENT PROJECT SERIES C (LEASE REVENUE, FIRST SECURITY
                  BANK LOC)/\                                                          5.61        09/01/2036        1,970,972
       4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE)                                                  5.88        09/01/2020        4,432,769
       3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                  LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                  INSURED)                                                             5.75        08/01/2030        3,495,793
       1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC
                  INSURED)/\                                                           5.19        08/01/2021          757,515
       4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                  5.00        03/01/2028        3,778,080
       3,000,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                6.00        04/01/2022        3,062,910
       3,000,000  CALIFORNIA COMMERCE JOINT POWER FINANCING AUTHORITY (OTHER
                  REVENUE, AMBAC INSURED)                                              5.00        08/01/2026        2,967,840
       1,190,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY OCCIDENTAL
                  COLLEGE (COLLEGE AND UNIVERSITY REVENUE)                             5.20        10/01/2028        1,209,254
         415,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                  SERIES B (COLLEGE & UNIVERSITY REVENUE)ss.                           5.13        04/01/2009          432,986
       1,085,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                  SERIES B (COLLEGE & UNIVERSITY REVENUE)                              5.13        04/01/2017        1,085,293
         275,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                  SERIES B (COLLEGE & UNIVERSITY REVENUE)ss.                           5.25        04/01/2009          287,260
         725,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
                  SERIES B (COLLEGE & UNIVERSITY REVENUE)                              5.25        04/01/2024          680,913
       2,000,000  CALIFORNIA HFFA HEALTH FACILITIES CATHOLIC SERIES A (HFFA
                  REVENUE, MBIA INSURED)+/-ss.                                         7.09        07/01/2022        2,000,000
       3,500,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES G
                  (GENERAL OBLIGATION - BOND BANK)                                     4.95        12/01/2028        3,305,050
       5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J.
                  DAVID GLADSTONE INSTITUTE PROJECT (HCFR)                             5.25        10/01/2034        4,922,650
       5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  PREREFUNDED (LEASE REVENUE, MBIA INSURED)ss.                         5.50        06/01/2025        5,379,300
       4,280,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY BENNETT HOUSE PROJECT
                  SERIES E (HOUSING REVENUE, FNMA)                                     4.90        08/15/2037        3,930,966
       2,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                  PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)ss.                        6.75        06/01/2030        2,200,180
       6,945,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOMEBUYERS
                  FUND (SFMR, GNMA INSURED)                                            5.40        06/01/2048        7,025,423
       2,475,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA INSURED)             5.40        02/01/2037        2,413,026
       2,970,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA INSURED)             5.45        02/01/2048        2,807,749
          90,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE, GNMA
                  INSURED)                                                             6.25        12/01/2031           92,628
         130,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING REVENUE, GNMA
                  INSURED)+/-                                                          6.35        12/01/2029          133,918
       3,600,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES C PUTTABLE (HOUSING
                  REVENUE, GNMA)ss.                                                    5.40        02/01/2046        3,466,368
       4,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES E (HOUSING REVENUE,
                  GNMA)ss.                                                             5.80        08/01/2043        4,189,800
       3,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES G (HOUSING REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss.                                             6.54        08/01/2031        3,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (continued)
$      1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                  PROGRAM SERIES MM (LEASE REVENUE)                                    5.50%       06/01/2021     $  1,092,038
       3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
                  SERIES A (OTHER REVENUE, AMBAC INSURED)                              5.30        12/01/2021        3,136,650
       2,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES H
                  (OTHER REVENUE)                                                      5.00        05/01/2021        2,073,200
       1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 (ELECTRIC
                  REVENUE LOC, AMBAC INSURED)+/-ss.                                    4.50        05/01/2022        1,000,000
         500,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED)+/-ss.                                      2.50        05/01/2022          500,000
         450,000  CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC
                  INSURED)ss.                                                          5.25        12/01/2024          462,587
       3,550,000  CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, AMBAC
                  INSURED)ss.                                                          5.25        12/01/2024        3,774,964
       3,200,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                  SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED
                  (COLLEGE & UNIVERSITY REVENUE)ss.                                    6.00        07/01/2022        3,627,616
       2,000,000  CALIFORNIA STATE UNIVERSITY FULLERTON FOUNDATION SERIES B
                  (COLLEGE AND UNIVERSITY REVENUE, MBIA INSURED)                       6.63        07/01/2030        2,283,740
       4,255,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED
                  (HCFR)ss. #                                                          6.50        07/01/2020        4,679,947
       1,745,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE
                  (HCFR)ss.                                                            6.50        07/01/2020        1,915,626
       2,175,000  CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)          6.50        08/01/2012        2,331,839
       2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                  (HCFR, MBIA INSURED)                                                 5.25        08/15/2029        2,010,900
       2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
                  (HCFR, MBIA INSURED)                                                 5.25        08/15/2029        2,010,900
       3,375,000  CALIFORNIA STATEWIDE CDA HOUSING DEVELOPMENT NIDO APARTMENTS
                  SERIES C (HOUSING REVENUE, FNMA)                                     5.55        05/01/2028        3,472,335
       2,010,000  CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                  (HOUSING REVENUE, GNMA INSURED)                                      6.10        12/20/2035        2,026,844
       1,190,000  CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                  PENINSULA PROJECT (OTHER REVENUE)                                    5.00        11/01/2016        1,156,799
       1,450,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING
                  FOUNDATION+/-ss.                                                     7.95        12/01/2028        1,450,000
       4,210,000  CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
                  AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                          5.25        10/01/2027        4,292,684
       4,400,000  CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                  5.38        04/01/2017        4,451,524
       1,000,000  CALIFORNIA STATEWIDE CDA WESTGATE PASADENA APARTMENTS G
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss.                        2.10        04/01/2042        1,000,000
       4,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  (HOSPITAL REVENUE)                                                   5.25        12/01/2027        3,735,120
       2,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  CULINARY INSTITUTE (COLLEGE AND UNIVERSITY REVENUE, XLCA
                  INSURED)+/-ss.                                                       9.00        10/01/2035        2,500,000
       1,000,000  CALIFORNIA STOCKTON PUBLIC FINANCING AUTHORITY (OTHER
                  REVENUE, GUARANTEE AGREEMENT)+/-ss.                                  2.15        09/01/2048        1,000,000
       6,000,000  CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                             6.25        08/15/2031        6,358,320
       2,750,000  CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK
                  LOC)                                                                 5.13        08/15/2022        2,794,468
       2,000,000  CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE
                  INSURED)                                                             5.25        02/01/2021        2,020,500
       1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
                  (PROPERTY TAX REVENUE, FGIC INSURED)                                 5.00        08/01/2032          996,160
         135,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
                  MBIA INSURED)                                                        6.50        04/01/2012          135,436
       1,140,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)       5.25        10/01/2020        1,192,303
       5,000,000  CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
                  REVENUE, MBIA INSURED)/\                                             5.30        09/01/2021        2,478,400
       3,600,000  CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE,
                  MBIA INSURED)/\                                                      5.96        08/01/2028        1,090,656
       2,645,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                  PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA
                  INSURED)                                                             6.45        02/01/2018        3,015,088
       3,000,000  CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
                  REVENUE, MBIA INSURED)                                               5.13        04/01/2021        3,088,950
       1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                  DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)         6.00        08/01/2016        1,805,040
       1,050,000  CITY AND COUNTY OF SAN FRANCISCO CA LAGUNA HONDA HOSPITAL
                  SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)+/-ss.                  5.00        06/15/2030        1,050,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (continued)
$      3,000,000  CITY OF SAN JOSE CA SERIES A (AIRPORT REVENUE, AMBAC INSURED)        5.50%       03/01/2026     $  3,018,750
       2,985,000  COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX
                  REVENUE, FGIC INSURED)                                               5.25        02/01/2025        3,050,043
         655,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
                  REVENUE)                                                             4.80        08/01/2020          629,016
         270,000  CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)               7.75        05/01/2022          335,381
       5,000,000  CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
                  (OTHER REVENUE, MBIA INSURED)/\                                      6.82        09/01/2017        2,659,350
         885,000  CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART
                  (TAX ALLOCATION REVENUE)ss.                                          5.25        08/01/2028          940,755
       1,995,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY (TAX
                  ALLOCATION REVENUE)ss.                                               5.25        08/01/2009        2,120,685
       2,620,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY (TAX
                  INCREMENTAL REVENUE)                                                 5.25        08/01/2028        2,535,243
       1,425,000  CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A
                  (SALES TAX REVENUE)                                                  6.50        03/01/2009        1,473,393
       1,035,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                  ACQUISITION PROJECT SERIES A (HOUSING REVENUE)ss.                    5.65        12/15/2019        1,195,911
       5,000,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
                  MOBILE SERIES A (OTHER REVENUE)                                      5.25        12/15/2031        4,635,550
       4,000,000  DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                  PROJECT (TAX INCREMENTAL REVENUE)/\                                  5.00        12/01/2016        2,607,320
       5,250,000  DUARTE CA SERIES A (HCFR)                                            5.25        04/01/2024        5,264,438
       2,000,000  DUARTE CA SERIES A (HCFR, ACA INSURED)                               5.25        04/01/2019        1,947,880
       3,300,000  EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
                  PROJECT (TAX INCREMENTAL REVENUE)                                    6.63        10/01/2029        3,531,726
       4,430,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                  INSURED)/\                                                           4.57        09/01/2018        2,768,086
       5,185,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                  INSURED)/\                                                           4.70        09/01/2019        3,052,410
       5,420,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
                  INSURED)/\                                                           4.81        09/01/2020        3,003,222
       1,525,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                  CAPITAL APPRECIATION SERIES F (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)                                                   5.00        08/01/2026        1,548,790
       1,200,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                  REVENUE CERTIFICATES SERIES B (WATER REVENUE LOC)+/-ss.              7.25        07/01/2020        1,200,000
       2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                  PHASE II (LEASE REVENUE, AMBAC INSURED)(I)                           5.25        01/01/2034        2,505,500
         500,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                  (SPECIAL FACILITIES REVENUE)                                         5.75        09/02/2014          510,375
       1,750,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                  (SPECIAL FACILITIES REVENUE)                                         5.90        09/02/2021        1,753,010
       1,655,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                  PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                      6.13        09/01/2011        1,751,851
       3,000,000  ETIWANDA SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY (OTHER
                  REVENUE, GUARANTEE AGREEMENT)                                        5.00        09/15/2032        2,970,270
       1,000,000  FAIRFIELD CA FAIRFIELD WATER SERIES A (WATER REVENUE, XLCA
                  COMPANY INSURED)/\                                                   5.35        04/01/2021          503,280
       1,285,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.50        10/01/2017        1,339,047
       5,040,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.50        10/01/2027        5,074,524
       4,785,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.60        10/01/2027        4,870,173
       5,400,000  FONTANA UNIFIED SCHOOL DISTRICT CA ELECTION 2006 SERIES B
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)                             5.25        08/01/2026        5,640,570
       5,000,000  FOOTHILL-DE ANZA CA COMMUNITY COLLEGE DISTRICT SERIES B
                  (PROPERTY TAX REVENUE, AMBAC INSURED)                                5.00        08/01/2027        5,055,450
         710,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                 6.63        12/01/2011          714,551
       2,130,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A1
                  (OTHER REVENUE)                                                      4.50        06/01/2027        1,891,035

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (continued)
$      5,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  ASSET-BACKED SERIES A1 (OTHER REVENUE)                               5.75%       06/01/2047     $   4,412,450
       2,000,000  GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
                  REVENUE, MBIA INSURED)/\                                             4.27        08/01/2015         1,467,560
       2,500,000  HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                    6.00        12/01/2013         2,633,650
       4,245,000  HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE,
                  FIRST SECURITY BANK LOC)ss.                                          6.00        11/01/2025         4,660,458
       3,000,000  HESPERIA CA PFA (OTHER REVENUE, XLCA)                                5.00        09/01/2031         2,807,430
       2,000,000  INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES A
                  (OTHER REVENUE)                                                      4.50        06/01/2021         1,862,280
       1,000,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss.          0.90        09/02/2031         1,000,000
         500,000  IRVINE RANCH WATER DISTRICT CA (WATER & WASTEWATER AUTHORITY
                  REVENUE, LANDESBANK HESSEN-THUERINGEN LOC)+/-ss.                     1.15        10/01/2010           500,000
         220,000  JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE)                                                             6.40        08/01/2016           220,695
       2,260,000  KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
                  MBIA INSURED)                                                        6.50        08/01/2015         2,464,801
       2,000,000  KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE,
                  MBIA INSURED)                                                        5.60        08/01/2012         2,138,280
       4,000,000  LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)              5.50        09/01/2030         3,919,080
       3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                  (SPECIAL TAX REVENUE)                                                5.63        09/01/2016         3,051,749
       1,000,000  LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
                  INSURED)                                                             6.00        11/01/2008         1,020,060
       1,500,000  LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
                  INSURED)                                                             6.00        11/01/2017         1,664,040
       2,900,000  LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
                  1998 SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                  INSURED)/\ss.                                                        4.69        08/01/2021         1,562,723
       4,740,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (HOUSING
                  REVENUE, FNMA)+/-ss.                                                 4.90        08/15/2039         4,727,486
       2,675,000  LOS ANGELES CA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FNMA)                                                                5.00        08/15/2037         2,488,392
       2,100,000  LOS ANGELES DEPARTMENT OF AIRPORTS ONTARIO INTERNATIONAL
                  SERIES A (AIRPORT REVENUE, MBIA INSURED)                             5.00        05/15/2025         1,995,525
       6,000,000  LOS ANGELES DEPARTMENT OF AIRPORTS ONTARIO INTERNATIONAL
                  SERIES A (AIRPORT REVENUE, MBIA INSURED)                             5.00        05/15/2026         5,658,240
       2,135,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                  SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)/\                      4.90        08/01/2018         1,294,643
         575,000  MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)            6.00        10/01/2012           584,729
         500,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C2 (WATER REVENUE LOC)+/-ss.                          0.80        07/01/2036           500,000
       4,375,000  MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                  INCREMENTAL REVENUE, AMBAC INSURED)                                  5.00        05/01/2021         4,463,288
       1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                  TRANSFER FACILITY (SOLID WASTE REVENUE)                              5.50        02/15/2013         1,092,290
       1,540,000  OAK GROVE UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER
                  REVENUE)(I)                                                          4.75        08/01/2027         1,516,931
       1,500,000  ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX
                  REVENUE, MBIA INSURED)                                               6.00        08/01/2015         1,657,215
         250,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                  REVENUE)+/-ss.                                                       1.10        08/01/2029           250,000
      11,000,000  PALM SPRINGS CA (HOSPITAL REVENUE)/\                                 4.79        04/15/2021         5,933,950
       1,000,000  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                  REVENUE)(I)                                                          4.80        09/01/2027         1,000,820
       1,525,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                  REVENUE)                                                             6.25        01/01/2018         1,739,903
       2,045,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                     5.75        10/01/2031         2,131,279
       1,030,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)       5.25        10/01/2020         1,077,256
       5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)              6.25        12/01/2032         5,377,735
       2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
                  INSURED)                                                             5.50        05/01/2019         2,186,820
       1,000,000  PITTSBURG REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY SERIES A
                  (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-ss.                       5.50        09/01/2036         1,000,000
       2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                  5.85        08/01/2032         2,515,905

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (continued)
$      2,480,000  POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)          6.55%       08/01/2029     $  2,757,735
       5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                  INSURED)                                                             5.00        11/01/2021        4,863,850
       2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
                  INSURED)                                                             5.50        11/01/2020        2,024,660
       3,600,000  PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                  5.13        06/01/2030        3,286,152
         920,000  REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                  INSURED)                                                             4.63        08/01/2022          904,332
       1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                  REVENUE)                                                             5.00        09/01/2021          986,510
         305,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
                  REVENUE)                                                             5.25        05/15/2013          305,519
       8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                  COUNTY HOSPITAL PROJECT (HCFR, MBIA INSURED)/\                       5.58        06/01/2026        3,162,530
       1,250,000  RIVERSIDE COUNTY CA MORTGAGE GNMA-BACKED SECURITY SERIES A
                  (HOUSING REVENUE, GNMA)                                              7.80        05/01/2021        1,651,850
       3,280,000  ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN
                  REDEVELOPMENT SERIES A (TAX INCREMENTAL REVENUE)ss.                  5.50        09/01/2009        3,503,532
         710,000  ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN
                  REDEVELOPMENT SERIES A (TAX INCREMENTAL REVENUE)                     5.50        09/01/2031          690,837
       2,535,000  SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)          6.25        08/15/2010        2,645,982
         300,000  SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)          5.75        11/15/2008          304,329
         740,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                        5.38        12/01/2013          787,338
       1,085,000  SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE
                  REVENUE, AMBAC INSURED)                                              5.00        10/01/2025        1,093,984
       2,870,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
                  PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                     5.70        03/01/2034        2,827,811
       2,360,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  PREREFUNDED (SEWER REVENUE)ss.                                       4.75        12/01/2023        2,361,605
       2,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  REGULATION B (OTHER REVENUE, FGIC INSURED)+/-ss.                     3.96        12/01/2035        1,420,000
         550,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY CA (SEWER REVENUE,
                  AMBAC INSURED)                                                       5.13        08/01/2022          542,823
       3,000,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                  FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                     5.50        06/01/2037        3,115,290
       2,500,000  SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
                  SECURITY BANK LOC)/\                                                 5.23        09/01/2023        1,127,900
       1,060,000  SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                  FACILITIES REVENUE)                                                  5.30        09/01/2020        1,073,144
       3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT PREREFUNDED
                  (LEASE REVENUE)ss.                                                   6.25        09/01/2029        3,423,584
       2,315,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES
                  A (SALES TAX REVENUE)                                                6.00        04/01/2008        2,315,000
       2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                  SERIES 15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                5.00        05/01/2017        2,411,104
       2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
                  SERIES 27B (AIRPORT REVENUE, FGIC INSURED)                           5.00        05/01/2019        2,536,950
       5,460,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  (TOLL ROAD REVENUE)/\                                                4.42        01/01/2019        3,412,609
       5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  (TOLL ROAD REVENUE)/\                                                4.84        01/01/2023        2,496,715
       6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  (TOLL ROAD REVENUE)/\                                                4.94        01/01/2024        2,781,960
       5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  (TOLL ROAD REVENUE)/\                                                5.02        01/01/2025        2,179,200
       3,470,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC
                  INSURED)/\                                                           4.00        04/01/2016        2,527,305
       3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                  REVENUE)                                                             6.20        01/01/2041        3,262,215
       3,315,000  SAN JOSE CA EVERGREEN COMMUNITY COLLEGE DISTRICT CAPITAL
                  APPRECIATION SERIES A (PROPERTY TAX REVENUE)/\                       5.19        09/01/2021        1,666,981
       1,205,000  SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)/\           5.00        01/01/2021          641,988
       1,310,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)/\                      3.83        01/01/2015        1,014,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (continued)
$      1,300,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)/\                      4.56%       01/01/2019     $      800,644
       5,315,000  SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                    6.25        09/02/2022          6,158,384
       3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                  (LEASE REVENUE)                                                      5.60        09/01/2019          3,039,690
       3,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                  APARTMENTS SERIES A (HOUSING REVENUE)                                6.50        09/01/2039          2,872,410
       1,000,000  SANTA CLARA COUNTY FINANCING AUTHORITY EL CAMINO HOSPITAL
                  SERIES C (HFFA, AMBAC INSURED)+/-ss.                                 6.49        02/01/2041          1,000,000
       1,970,000  SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                  REVENUE, AMBAC INSURED)                                              5.25        08/01/2022          2,081,955
       1,765,000  SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
                  INCREMENTAL REVENUE, XLCA INSURED)                                   5.25        09/01/2019          1,814,526
       1,000,000  SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                             5.55        11/01/2020          1,103,310
       3,000,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                  REVENUE (AIRPORT REVENUE, XLCA INSURED)                              5.00        12/01/2036          2,768,400
       1,270,000  SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                6.75        07/01/2011          1,424,737
      13,500,000  STATE OF CALIFORNIA VETERANS SERIES BZ (GO  STATE,  MBIA
                  INSURED)                                                             5.35        12/01/2021         13,501,890
       5,690,000  SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                  SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)/\                      3.78        09/01/2013          4,646,113
       2,590,000  SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
                  REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)               5.00        09/01/2026          2,626,752
       3,000,000  TULARE CA PFFA PROJECT (PROPERTY TAX REVENUE, GUARANTEE
                  AGREEMENT)                                                           5.25        04/01/2027          3,049,020
       5,400,000  UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
                  REVENUE, AMBAC INSURED)                                              5.38        10/01/2034          5,426,730
       1,000,000  VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
                  REVENUE, AMBAC INSURED)                                              5.05        12/01/2026            954,560
       2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                  PROJECT AREA (TAX INCREMENTAL REVENUE)                               5.88        09/01/2037          2,453,525
       1,135,000  WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                  INSURED)                                                             5.75        08/01/2015          1,147,564
       2,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
                  XLCA INSURED)                                                        5.00        09/01/2034          1,937,220
         600,000  WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
                  (HOUSING REVENUE)                                                    6.50        08/01/2010            600,150
       2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                  CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)             5.38        10/01/2018          2,538,532
       1,600,000  YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                  A (SPECIAL TAX REVENUE, MBIA INSURED)/\                              4.99        09/01/2019            911,392

                                                                                                                     468,987,733
                                                                                                                  --------------

PUERTO RICO: 1.30%
       3,800,000  CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED
                  PREREFUNDED ss.                                                      6.00        07/01/2010          4,037,500
       3,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss.                              3.69        07/01/2029          2,249,999

                                                                                                                       6,287,499
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $468,700,766)                                                                    475,275,232
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 0.54%
       2,630,024  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                     2,630,024
                                                                                                                       ---------

TOTAL SHORT-TERM INVESTMENTS (COST $2,630,024)                                                                         2,630,024
                                                                                                                       ---------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     CALIFORNIA TAX-FREE FUND

                                                   VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $471,330,790)*                 98.75%   $   477,905,256

OTHER ASSETS AND LIABILITIES, NET     1.25          6,030,665
                                    ------    ---------------

TOTAL NET ASSETS                    100.00%   $   483,935,921
                                    ------    ---------------

/\    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

ss.   THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE
           EFFECTIVE  MATURITY.

(I)   ILLIQUID SECURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,630,024.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     COLORADO TAX-FREE FUND

  PRINCIPAL                             SECURITY NAME                               INTEREST RATE    MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.44%

COLORADO: 97.98%
$ 1,250,000    ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON
               PREREFUNDED (PROPERTY TAX REVENUE, MBIA INSURED) ss.                      5.50%        12/01/2019      $  1,374,113
  1,000,000    ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON SERIES
               C (PROPERTY TAX REVENUE, MBIA INSURED)                                    5.38         12/01/2026         1,038,870
    500,000    ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
               (PROPERTY TAX REVENUE)                                                    6.38         12/01/2016           498,140
    500,000    ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER
               REVENUE, FIRST SECURITY BANK LOC)                                         5.00         12/01/2033           499,965
  1,000,000    BOULDER CO PREREFUNDED (WATER REVENUE) ss.                                5.60         12/01/2017         1,080,610
  1,000,000    BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC
               PROJECT (OTHER REVENUE, MBIA INSURED)                                     5.50         09/01/2020         1,044,820
  1,000,000    BOULDER LARIMER & WELD COUNTIES ST. VRAIN VALLEY SCHOOL
               DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)                             5.25         12/15/2020         1,087,070
    500,000    BROMLEY PARK CO METROPOLITAN DISTRICT #2 SERIES A (PROPERTY
               TAX REVENUE, RADIAN INSURED)                                              5.13         12/01/2037           459,040
    500,000    CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED
               TAX SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)              5.00         12/01/2026           507,600
  1,250,000    COLORADO ECFA (OTHER REVENUE)                                             5.25         06/01/2021         1,264,063
    755,000    COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT PREREFUNDED
               (PRIVATE SCHOOL REVENUE) ss.                                              6.25         12/15/2012           807,759
  3,750,000    COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL
               REVENUE)                                                                  5.30         02/15/2029         3,762,038
    500,000    COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)             6.25         05/01/2036           465,355
    500,000    COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++              6.13         12/15/2035           456,355
  1,040,000    COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
               FACILITIES REVENUE, XLCA INSURED)                                         5.00         06/15/2019         1,069,630
  1,165,000    COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
               FACILITIES REVENUE, XLCA INSURED)                                         5.25         06/15/2024         1,182,766
    500,000    COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
               PREREFUNDED (LEASE REVENUE) ss.                                           7.00         11/01/2029           538,125
  1,000,000    COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
               PREREFUNDED (PRIVATE SCHOOL REVENUE) ss.                                  5.75         06/01/2016         1,088,030
    100,000    COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                              5.00         04/01/2023           100,000
    200,000    COLORADO ECFA NATIONAL JEWISH FEDERAL BOARD SERIES B3 (HCFR,
               CITY NATIONAL BANK LOC)ss. +/-                                            1.45         12/01/2034           200,000
  1,445,000    COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES
               REVENUE, XLCA INSURED)                                                    5.00         11/01/2024         1,448,150
  1,500,000    COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED
               (LEASE REVENUE) ss.                                                       6.00         12/01/2021         1,671,645
  1,000,000    COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE) ss.                    7.13         12/15/2030         1,127,930
    600,000    COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)(I)               6.75         06/01/2029           543,156
  3,455,000    COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE & UNIVERSITY
               REVENUE, FGIC INSURED)                                                    5.25         03/01/2026         3,568,739
    800,000    COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHEYENNE
               MOUNTAIN CHARTER SERIES A (LEASE REVENUE, MORAL OBLIGATION)               5.25         06/15/2029           786,872
    750,000    COLORADO EDUCATIONAL AND CULTURAL FACILITIES CHARTER SCHOOL
               COMMUNITY LEADERSHIP (EDUCATIONAL FACILITIES REVENUE)                     6.25         07/01/2028           709,620
  1,040,000    COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                             5.50         01/01/2023         1,052,459
    500,000    COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES
               C-5 (NURSING HOME REVENUE, FIRST SECURITY BANK LOC) ss. +/-               6.40         09/01/2036           500,000
  1,000,000    COLORADO HEALTH FACILITIES AUTHORITY HEALTH FACILITIES
               EVANGELICAL SERIES C (HOSPITAL REVENUE, AMBAC
               INSURED) ss. +/-                                                          8.68         06/01/2017         1,000,000
  1,000,000    COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW
               MEDICAL CENTER INCORPORATION (HOSPITAL REVENUE)                           5.00         09/01/2025           960,620
    205,000    COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT (HCFR,
               FIRST SECURITY BANK LOC) ss. +/-                                          2.06         05/15/2024           205,000
  1,000,000    COLORADO HEALTH FACILITY AUTHORITY CATHOLIC HEALTH
               INITIATIVES SERIES A (HFFA REVENUE)                                       5.00         09/01/2041           942,780
    750,000    COLORADO HEALTH FACILITY AUTHORITY EVANGELICAL LUTHERAN
               PROJECT (HOSPITAL REVENUE)                                                5.25         06/01/2031           702,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     COLORADO TAX-FREE FUND

  PRINCIPAL                             SECURITY NAME                               INTEREST RATE    MATURITY DATE        VALUE
COLORADO (continued)
$   675,000    COLORADO HFA (HOUSING REVENUE)                                            4.80%        05/01/2030      $    682,958
  2,680,000    COLORADO HFA SERIES A2 (HOUSING REVENUE)(H)                               6.45         04/01/2030         2,847,259
    275,000    COLORADO HFA SERIES A2 (HOUSING REVENUE)                                  6.50         08/01/2031           288,780
    610,000    COLORADO HFA SERIES A3 (HOUSING REVENUE)                                  5.25         05/01/2032           624,268
    105,000    COLORADO HFA SERIES A3 (HOUSING REVENUE)                                  6.50         05/01/2016           109,705
    465,000    COLORADO HFA SERIES B2 (HOUSING REVENUE)                                  6.10         08/01/2023           487,134
    310,000    COLORADO HFA SERIES B3 (HOUSING REVENUE)                                  6.55         08/01/2033           324,272
    950,000    COLORADO HFA SERIES B3 (HOUSING REVENUE) ss. +/-                          6.70         08/01/2017           995,429
    345,000    COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                     6.38         08/01/2033           367,560
     25,000    COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)                 7.10         06/01/2014            25,920
    360,000    COLORADO HFA SERIES E3 (HOUSING REVENUE)                                  6.60         08/01/2017           370,397
  1,320,000    COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
               FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                   5.00         06/01/2023         1,336,685
  2,000,000    COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR) ss.                       6.50         09/01/2020         2,246,900
  1,250,000    COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC
               INSURED)                                                                  6.25         05/15/2011         1,385,538
  1,000,000    COLORADO SPRINGS CO SERIES B (OTHER REVENUE, DEXIA
               INSURED) ss. +/-                                                          2.15         11/01/2026         1,000,000
    300,000    COLORADO SPRINGS COLLEGE PROJECT CO COLLEGE PROJECT (COLLEGE
               & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC) ss. +/-                    1.40         06/01/2029           300,000
  1,000,000    COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                          5.00         11/01/2030           997,270
    500,000    COLORADO STEAMBOAT SPRINGS HEALTH PROJECT
               PREREFUNDED (HCFR) ss.                                                    5.75         09/15/2022           513,645
    970,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
               WATER PREREFUNDED (WATER REVENUE) ss.                                     5.00         09/01/2019           983,163
  1,410,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
               WATER SERIES A (WATER REVENUE)                                            4.50         09/01/2024         1,405,093
     30,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
               WATER SERIES B (OTHER REVENUE)                                            5.00         09/01/2019            30,176
     55,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
               WATER UNREFUNDED SERIES A (WATER REVENUE)                                 5.13         09/01/2018            55,355
  1,000,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
               WATER SERIES A (WATER REVENUE)                                            5.50         09/01/2022         1,107,430
  1,810,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
               (WATER REVENUE)                                                           4.88         09/01/2017         1,874,798
  1,000,000    COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
               (WATER REVENUE)                                                           5.00         09/01/2019         1,015,330
  1,000,000    DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
               SERIES B (RECREATIONAL FACILITIES REVENUE)                                5.13         12/01/2017         1,001,780
  1,000,000    DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
               INSURED)                                                                  6.00         11/15/2012         1,049,520
  1,250,000    DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
               INSURED)                                                                  5.00         11/15/2022         1,253,075
  1,500,000    DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)                 5.00         12/01/2030         1,360,125
  1,475,000    DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE,
               FHA INSURED)                                                              5.35         08/01/2018         1,488,806
  1,000,000    DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
               COUNTIES (PROPERTY TAX REVENUE, FGIC INSURED)                             5.75         12/15/2022         1,088,260
    400,000    DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
               COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE AID
               WITHHOLDING) /\                                                           3.60         12/15/2014           314,908
  6,000,000    E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES
               A (OTHER REVENUE, MBIA INSURED) /\                                        6.10         09/01/2034         1,226,820
  2,500,000    E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES
               B (OTHER REVENUE, MBIA INSURED) /\                                        5.33         09/01/2020         1,301,025
  2,500,000    EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
               (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                             7.10         12/01/2017         3,113,600
  1,000,000    FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                   5.38         06/01/2025         1,021,210
  1,200,000    GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED (LEASE
               REVENUE, AMBAC INSURED) ss.                                               5.75         12/01/2019         1,283,040
  1,395,000    GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)                                         5.25         12/01/2021         1,472,743
  1,000,000    GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                             5.00         12/01/2025           997,610
  1,165,000    GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
               AMBAC INSURED)                                                            5.75         12/01/2019         1,203,189
    525,000    HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO PREREFUNDED
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                           6.50         06/15/2011           587,281
    475,000    HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO UNREFUNDED
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                           6.50         06/15/2011           529,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     COLORADO TAX-FREE FUND

 PRINCIPAL                               SECURITY NAME                              INTEREST RATE    MATURITY DATE        VALUE
COLORADO (continued)
$   500,000    INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
               COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)                  4.60%        12/01/2019      $    482,880
  2,000,000    JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
               REVENUE, MBIA INSURED)                                                    6.50         12/15/2011         2,261,060
    500,000    LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)             6.00         04/01/2019           507,475
  1,000,000    LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)              5.25         12/01/2017         1,015,840
  1,000,000    MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY
               SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                             4.75         12/01/2031           902,550
  1,250,000    NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY TAX
               REVENUE, ACA INSURED)                                                     5.00         12/15/2024         1,063,900
    375,000    PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)            5.00         12/01/2017           369,053
    360,000    PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)            5.35         12/01/2031           331,873
  1,190,000    PINERY WEST METROPOLITAN DISTRICT #2 COLORADO (PROPERTY TAX
               REVENUE, RADIAN INSURED)                                                  5.00         12/01/2027         1,121,670
    210,000    PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
               REVENUE)                                                                  6.90         07/01/2015           211,073
  1,000,000    REGIONAL TRANSPORTATION DISTRICT COLORADO (TRANSPORTATION
               REVENUE)                                                                  5.00         12/01/2022         1,028,510
  1,000,000    STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)                                         5.00         12/01/2031         1,001,450
    600,000    SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
               REVENUE)                                                                  7.38         09/01/2010           654,276
  1,000,000    SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE
               (WATER & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                     5.00         12/01/2028           993,560
  1,730,000    UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
               (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                             5.50         06/01/2019         1,802,176
 2,030,000     VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
               REVENUE, RADIAN INSURED)                                                  5.00         12/01/2036         1,799,047

                                                                                                                        90,957,986
                                                                                                                      ------------

PUERTO RICO: 1.46%
  1,305,000    PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL
               ROAD REVENUE, MBIA INSURED)                                               5.25         07/01/2023         1,349,287
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $91,961,020)                                                                        92,307,273
                                                                                                                      ------------
     SHARES

SHORT-TERM INVESTMENTS: 1.02%
    950,869  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                 950,869
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $950,869)                                                                               950,869
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $92,911,889)*                                      100.46%                                                      $ 93,258,142

OTHER ASSETS AND LIABILITIES, NET                         (0.46)                                                          (425,788)
                                                         ------                                                       ------------

TOTAL NET ASSETS                                         100.00%                                                      $ 92,832,354
                                                         ------                                                       ------------

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE
         SECURITIES ACT OF 1933, AS AMENDED.

+/-      VARIABLE RATE INVESTMENTS.

(I)      ILLIQUID SECURITY.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

/\       ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++      SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $950,869.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE

MUNICIPAL BONDS & NOTES: 96.72%

GUAM: 0.26%
$        500,000  GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                           5.25%     11/15/2037   $    422,860
                                                                                                                   ------------

MICHIGAN: 0.87%
       1,550,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                                  5.50      10/01/2027      1,392,660
                                                                                                                   ------------

MINNESOTA: 92.63%
         200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                     4.70      11/01/2016        185,434
         200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                     4.75      11/01/2017        185,272
         200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                     4.80      11/01/2018        182,354
         200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                     4.85      11/01/2019        180,534
         250,000  ANOKA COUNTY MN CAPITAL IMPORT SERIES A (PROPERTY TAX REVENUE)            5.00      02/01/2018        271,780
         500,000  ANOKA COUNTY MN CAPITAL IMPORT SERIES A (PROPERTY TAX REVENUE)            5.00      02/01/2024        514,450
       2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                           5.00      02/01/2018      2,924,945
         635,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                  (HOUSING REVENUE)                                                         7.15      01/01/2020        651,751
       1,500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                  (HOUSING REVENUE)                                                         7.25      01/01/2032      1,529,265
       1,350,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                            8.50      03/01/2019      1,590,044
       3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)            5.00      02/01/2016      3,123,600
         785,000  BROOKLYN PARK EDFA MN SERIES A (ECONOMIC DEVELOPMENT REVENUE)             4.50      02/01/2009        794,899
         185,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                  GOLF COURSE (LEASE REVENUE)                                               4.38      05/01/2024        165,333
         945,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)ss.                      5.63      10/01/2014      1,014,476
         995,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)ss.                      5.70      10/01/2015      1,069,943
       1,165,000  CITY OF MINNEAPOLIS MN SERIES 2A (OTHER REVENUE)                          5.00      06/01/2028      1,055,711
         515,000  CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                      4.50      06/01/2011        510,478
         470,000  CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                      4.75      06/01/2013        463,312
         966,071  DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA
                  INSURED)                                                                  5.30      12/01/2039        975,287
         290,000  DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER PROJECT
                  (HCFR)                                                                    5.50      11/01/2017        282,620
         385,000  DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER PROJECT
                  (HCFR)                                                                    5.70      11/01/2022        367,313
         750,000  DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER PROJECT
                  (HCFR)                                                                    5.88      11/01/2033        699,195
         155,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)ss.                     5.90      02/01/2015        163,922
         255,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)ss.                     6.00      02/01/2018        270,132
         300,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)ss.                     6.10      02/01/2021        318,333
       1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
                  (PROPERTY TAX REVENUE, MBIA INSURED)                                      5.00      02/01/2018      1,058,810
         800,000  FALCON HEIGHTS MN SERIES A (LEASE REVENUE)                                6.00      11/01/2027        738,536
         580,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)               5.10      09/01/2014        601,767
         605,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)               5.20      09/01/2015        625,933
         560,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)               5.30      09/01/2016        577,808
       1,250,000  FRIDLEY MN BANFILL CROSSING HOMES PROJECT (HOUSING
                  REVENUE)ss.                                                               6.75      09/01/2034      1,336,925
         700,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  PREREFUNDED (LEASE REVENUE)ss.                                            7.20      04/01/2016        790,279
         600,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  PREREFUNDED (LEASE REVENUE)ss.                                            7.40      04/01/2021        680,688
         585,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  PREREFUNDED (LEASE REVENUE)ss.                                            7.50      04/01/2031        665,338
       2,270,000  GOLDEN VALLEY MN CALVARY CENTER APARTMENTS (MFHR, GNMA)                   4.85      12/20/2041      1,949,113
       1,075,000  HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
                  SECURITY BANK LOC)ss.                                                     5.50      11/01/2013      1,212,364
       2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)                                     5.00      02/01/2017      2,952,713
         160,000  LAKEVILLE MN (OTHER REVENUE)                                              5.00      02/01/2013        163,989
         180,000  LAKEVILLE MN (OTHER REVENUE)                                              5.00      02/01/2016        181,031
         800,000  MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HOSPITAL REVENUE)             5.63      11/01/2022        764,704
       1,500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  ARCS-ALLINA HEALTH SYSTEM SERIES C-1 (NURSING HOME REVENUE,
                  MBIA INSURED)ss. +/-                                                      5.88      11/15/2034      1,500,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE

MINNESOTA (continued)
$        320,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES A (AIRPORT REVENUE, MBIA INSURED)                                  5.25%     01/01/2017   $    334,592
       2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (AIRPORT REVENUE, AMBAC INSURED)                                 5.00      01/01/2020      2,005,520
       2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES C (AIRPORT REVENUE, FGIC INSURED)                                  5.00      01/01/2022      2,007,800
         500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                           5.25      12/01/2016        510,465
         500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                  OBLIGATION GROUP PROJECT (HCFR)                                           5.63      12/01/2022        504,415
         600,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                   OBLIGATION GROUP PROJECT (HCFR)                                          5.88      12/01/2029        602,952
       4,660,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUBSERIES C PREREFUNDED (AIRPORT REVENUE, FGIC
                  INSURED)ss.                                                               5.25      01/01/2021      4,994,495
       1,000,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)ss.                   6.00      11/15/2023      1,126,840
         530,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                  (OTHER REVENUE)                                                           4.75      12/01/2015        552,938
         555,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
                  (OTHER REVENUE)                                                           4.80      12/01/2016        577,167
         500,000  MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                  REVENUE)                                                                  5.65      02/01/2027        457,815
           5,000  MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                      10.00      06/01/2013          5,892
       2,000,000  MINNEAPOLIS ST. PAUL HOUSING FINANCE BOARD MN MORTGAGE BACKED
                  CITY LIVING A2 (HOUSING REVENUE, GNMA)                                    5.52      03/01/2041      2,032,400
       1,000,000  MINNEAPOLIS ST. PAUL METROPOLITAN AIRPORTS COMMISSION SERIES
                  A (AIRPORT REVENUE, AMBAC INSURED)                                        5.00      01/01/2018      1,056,510
       1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HCFR)                                       6.00      02/01/2022      1,261,655
       2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A (HCFR)                                               5.88      11/15/2010      2,149,639
       1,935,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT
                  REVENUE)ss.                                                               6.38      11/15/2022      2,143,535
       1,095,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEM UNREFUNDED SERIES A (ECONOMIC DEVELOPMENT
                  REVENUE, MBIA INSURED)                                                    5.50      11/15/2017      1,119,254
       1,005,000  MINNESOTA HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE,
                  MBIA INSURED)                                                             4.75      07/01/2025      1,016,196
       1,000,000  MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
                  RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                         7.25      11/01/2016      1,057,690
       2,000,000  MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE &
                  UNIVERSITY REVENUE)                                                       5.35      03/01/2020      2,028,240
       1,000,000  MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)             4.75      07/01/2026        923,980
       1,100,000  MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)                 5.00      10/01/2037      1,047,893
         725,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)                  5.35      07/01/2017        749,462
         745,000  MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)                5.80      07/01/2021        763,498
           5,000  MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)                  5.90      07/01/2025          5,131
         895,000  MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
                  UNIVERSITY REVENUE)                                                       6.75      03/01/2019        922,906
         505,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                  (HCFR)                                                                    5.20      12/01/2009        507,267
         725,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                  (HCFR)                                                                    5.40      12/01/2011        730,293
         500,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
                  (HOUSING REVENUE)                                                         5.30      12/01/2010        503,225
         840,000  MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                                7.10      08/01/2011        907,175
       2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)            5.38      02/01/2019      2,180,658
         560,000  MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP
                  PROJECT SERIES A (LEASE REVENUE)                                          6.25      10/01/2019        563,175
       2,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)                                                        5.40      01/01/2015      2,083,400
       1,500,000  NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE, GUARANTEE AGREEMENT)                                             5.00      01/01/2021      1,553,775
         360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                                  5.90      02/01/2018        373,237

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (continued)
$        455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                                  6.00%     02/01/2022   $    469,901
         500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                       6.00      05/01/2026        463,590
         500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                       6.25      05/01/2035        449,700
       1,000,000  PINE CITY MN NORTH BRANCH SERIES A (HCFR, GNMA INSURED)                   5.00      10/20/2047        925,880
       1,475,000  PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
                  REVENUE)                                                                  5.00      02/01/2028      1,442,226
       1,890,000  RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
                  REVENUE)                                                                  5.00      02/01/2017      2,010,110
         300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
                  SERIES A PREREFUNDED (HOUSING REVENUE)ss.                                 6.63      01/01/2019        320,244
       2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)                                         5.00      02/01/2019      2,907,663
       1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                  REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                          5.60      02/01/2018      1,227,958
       2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
                  REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                          5.63      02/01/2020      2,980,562
       2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                  (HCFR)                                                                    5.90      11/15/2010      2,152,100
       2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)/\                                                                2.22      04/01/2009      1,958,840
       2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
                  (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)/\                                                                2.98      04/01/2011      1,830,160
       1,000,000  SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                    5.25      09/01/2034        919,740
         710,000  SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
                  REVENUE, ASSURED GUARANTY)                                                4.70      09/01/2019        705,264
         500,000  SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (LEASE
                  REVENUE, ASSURED GUARANTY)                                                5.13      09/01/2029        477,155
       5,000,000  SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE, MBIA INSURED)/\                                                  4.69      01/01/2020      2,900,050
       1,500,000  ST PAUL MN HOUSING & RDA COMMUNITY PEACE ACADEMY PROJECT
                  SERIES A (LEASE REVENUE)                                                  5.00      12/01/2036      1,247,805
       1,335,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                  (HCFR, FIRST SECURITY BANK LOC)                                           5.75      05/01/2010      1,420,627
       1,750,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                  (HCFR, FIRST SECURITY BANK LOC)                                           5.38      05/01/2011      1,855,700
       4,875,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
                  (HCFR, FIRST SECURITY BANK LOC)                                           5.75      05/01/2026      5,082,626
       2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY
                  TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                      5.45      02/01/2013      2,078,359
       1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)                                         5.00      02/01/2018      1,120,361
       2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)                                         5.00      02/01/2019      2,134,020
       2,000,000  ST. PAUL MN HOUSING & RDA (HOUSING REVENUE)                               5.00      10/01/2024      2,007,500
       2,000,000  ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                  A (TAX REVENUE)ss.                                                        7.88      12/01/2030      2,304,400
         225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                         5.00      02/01/2012        224,753
         200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                         5.00      02/01/2013        199,138
         225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                         5.00      02/01/2014        222,856
         200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
                  (HOUSING REVENUE)                                                         5.00      02/01/2015        196,022
         360,000  ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
                  REVENUE)                                                                  5.05      11/01/2017        337,500
         485,000  ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
                  REVENUE)                                                                  5.20      11/01/2022        430,069
       1,700,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                 5.25      05/15/2018      1,699,898
       3,000,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)                 5.30      05/15/2028      2,784,060
         650,000  ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                        5.75      09/01/2026        589,635
       2,500,000  ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL
                  PROJECT PREREFUNDED (PRIVATE SCHOOL REVENUE)ss.                           5.50      10/01/2024      2,630,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (continued)
$         95,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)              6.63%     06/01/2020   $      102,230
          15,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)               6.63      06/01/2020           15,655
       1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                  DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)            5.13      12/01/2024          985,060
       1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                               5.75      07/01/2011        1,096,860
       2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                               5.75      07/01/2017        3,246,141
       7,310,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)                                               5.50      07/01/2021        8,002,549
       2,085,000  VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)            5.25      10/01/2025        2,024,618
          25,000  WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
                  (HOUSING REVENUE, GNMA INSURED)                                          5.55      08/20/2028           25,085
         280,000  WESTERN MN  MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE,
                  MBIA INSURED)                                                            9.75      01/01/2016          381,604
       2,305,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)            6.38      01/01/2016        2,567,217
         135,000  WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                           4.25      07/01/2008          135,327
         200,000  WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                           4.35      07/01/2009          202,150
         330,000  WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                           4.40      07/01/2010          334,643

                                                                                                                     148,477,277
                                                                                                                  --------------

PUERTO RICO: 1.55%
       1,000,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)              5.00      07/01/2018        1,014,720
          25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDED
                  ss.                                                                      5.25      07/01/2022           27,575
       1,400,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES M-2 (LEASE REVENUE)ss.                                            5.75      07/01/2034        1,442,357

                                                                                                                       2,484,652
                                                                                                                  --------------

VIRGIN ISLANDS: 0.48%
         750,000  VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                            5.00      10/01/2014          776,918
                                                                                                                  --------------

WISCONSIN: 0.93%
       1,485,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED (OTHER REVENUE)                                             6.13      06/01/2027        1,488,891
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $150,526,517)                                                                    155,043,258
                                                                                                                  --------------

           SHARES
SHORT-TERM INVESTMENTS: 3.26%
       5,230,553  WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET TRUST~+++                                      5,230,553
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,230,553)                                                                         5,230,553
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $155,757,070)*                 99.98%                                                                       $  160,273,811

OTHER ASSETS AND LIABILITIES, NET     0.02                                                                                26,014
                                    ------                                                                        --------------

TOTAL NET ASSETS                    100.00%                                                                       $  160,299,825
                                    ------                                                                        --------------


ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

/\    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,230,553.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES: 98.78%

ALABAMA: 1.68%
$        500,000  JEFFERSON COUNTY AL SERIES B-8 (SEWER REVENUE, FIRST SECURITY
                   BANK LOC)                                                           5.25%      02/01/2016    $    488,055
       1,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  BARRY SERIES A (POWER REVENUE)+/-ss.                                 4.75       06/01/2034       1,002,380

                                                                                                                   1,490,435
                                                                                                                ------------

ALASKA: 1.52%
         380,000  ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY
                  BANK LOC)                                                            7.00       07/01/2009         392,441
         916,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                  REVENUE)ss.                                                          6.20       06/01/2022         962,194

                                                                                                                   1,354,635
                                                                                                                ------------

ARIZONA: 3.80%
       1,275,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HOSPITAL REVENUE)+/-ss.                           3.06       02/01/2042       1,192,125
         850,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                  LIEN (WATER REVENUE)                                                 4.75       10/01/2032         825,274
         690,000  QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER
                  REVENUE)                                                             4.85       07/15/2012         689,000
         675,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)          4.85       07/15/2014         670,768

                                                                                                                   3,377,167
                                                                                                                ------------

ARKANSAS: 1.17%
         540,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                  LABORATORY (HCFR, AMBAC INSURED)                                     3.90       12/01/2024         539,784
         500,000  FAYETTEVILLE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)         4.13       11/01/2026         505,185

                                                                                                                   1,044,969
                                                                                                                ------------

CALIFORNIA: 6.34%
         435,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                  PROJECT (GO - STATES, TERRITORIES)                                   4.60       11/01/2013         430,559
         500,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                             5.25       07/15/2010         491,905
       3,095,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                  2003 A1 PREREFUNDED (EXCISE TAX REVENUE)                             6.25       06/01/2033       3,397,753
         500,000  MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT
                  PROJECT AREA #1 (TAX INCREMENTAL REVENUE)                            4.40       06/01/2012         501,205
       1,000,000  NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)+/-ss.               3.80       07/01/2019         820,010

                                                                                                                   5,641,432
                                                                                                                ------------

COLORADO: 3.52%
          55,000  COLORADO ECFA CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT
                  (LEASE REVENUE)                                                      5.85       06/01/2008          54,943
          70,000  COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED (HFFA)             6.25       12/01/2010          73,784
         280,000  COLORADO HEALTH FACILITIES HEALTH EVANGELICAL
                  PREREFUNDED(HFFA)                                                    6.25       12/01/2010         295,966
         215,000  COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HCFR)ss.                 5.30       09/15/2009         218,853
         530,000  DENVER CITY & COUNTY CO (HOUSING REVENUE)                            7.00       08/01/2010         565,325
         780,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                  REVENUE)                                                             5.00       05/01/2011         764,182
       1,115,000  MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                  REVENUE, RADIAN INSURED)                                             5.38       12/01/2013       1,158,329

                                                                                                                   3,131,382
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND


    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
CONNECTICUT: 0.84%

$        750,000  CONNECTICUT STATE HEFAR HOSPITAL FOR SPECIAL CARE SERIES D
                 (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)+/-ss.                4.15%      07/01/2037    $    750,000
                                                                                                                ------------

FLORIDA: 9.51%
         400,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  (OTHER REVENUE)                                                      4.80       11/01/2012         367,888
         630,000  BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                       5.00       11/01/2012         658,936
          80,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
                  (HCFR)                                                               6.00       11/15/2009          82,960
         500,000  BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  SERVICES (HCFR, SUNTRUST BANK LOC)                                   5.50       08/15/2014         521,685
       1,000,000  CAPITAL TRUST AGENCY SEMINOLE FL TRIBE CONVENTION SERIES A
                  (OTHER REVENUE LOC)ss.                                               8.95       10/01/2033       1,247,250
         710,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                  REVENUE)                                                             5.75       10/01/2008         705,328
       1,000,000  CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT
                  SERIES A (OTHER REVENUE, MBIA INSURED)                               5.00       03/01/2012       1,065,630
         265,000  HILLSBOROUGH COUNTY FL (SEWER REVENUE)                               6.20       12/01/2008         268,665
       1,000,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  FGIC INSURED)+/-ss.                                                  5.00       08/01/2025       1,028,500
       1,000,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                  REVENUE, MBIA INSURED)                                               5.00       05/01/2011       1,061,280
       1,450,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)+/-ss.                  7.95       12/01/2028       1,450,000

                                                                                                                   8,458,122
                                                                                                                ------------

ILLINOIS: 6.63%
       1,050,000  AURORA IL (TAX ALLOCATION REVENUE)                                   5.00       12/30/2010       1,029,357
       1,200,000  CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)             5.38       01/01/2013       1,279,272
         200,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
                  FACILITIES REVENUE)                                                  4.50       12/01/2012         200,574
         360,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
                  FACILITIES REVENUE)                                                  5.00       12/01/2014         363,020
       1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER
                  REVENUE)+/-ss.                                                       3.75       02/01/2033         983,650
         645,000  ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR,
                  FIRST SECURITY BANK LOC)                                             6.13       04/01/2012         683,752
         500,000  ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)       5.50       11/15/2010         513,070
         800,000  NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                5.75       01/01/2010         840,832

                                                                                                                   5,893,527
                                                                                                                ------------

IOWA: 3.63%
       2,000,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B (EXCISE TAX REVENUE LOC)                       5.50       06/01/2011       2,164,180
       1,000,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE
                  LOC)ss.                                                              5.30       06/01/2025       1,067,300

                                                                                                                   3,231,480
                                                                                                                ------------

KANSAS: 2.15%
       1,000,000  BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                  REVENUE, XLCA INSURED)+/-ss.                                         5.25       12/01/2023         987,060
         100,000  OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 5.00       03/01/2012         100,525
         100,000  OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 5.00       09/01/2012         100,586
         750,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                  SECOND LIEN AREA B (SALES TAX REVENUE)                               5.00       12/01/2020         723,345

                                                                                                                   1,911,516
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
KENTUCKY: 0.56%
$        475,000  KENTON COUNTY KY AIRPORT BOARD SERIES A (AIRPORT REVENUE,
                  MBIA INSURED)                                                        5.63%      03/06/2014    $    498,669
                                                                                                                ------------

LOUISIANA: 1.40%
         160,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                  (HCFR, CIFG INSURED)                                                 5.00       07/01/2010         166,021
         100,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                  (HCFR, CIFG INSURED)                                                 5.00       07/01/2012         105,104
         910,000  PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
                  INCORPORATED (OTHER REVENUE, MBIA INSURED)                           5.25       08/15/2013         976,794

                                                                                                                   1,247,919
                                                                                                                ------------

MARYLAND: 1.61%
         400,000  MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
                  SERIES H (HOUSING REVENUE)                                           4.55       09/01/2012         406,864
       1,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                  APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA
                  INSURED)ss.                                                          4.90       05/15/2031       1,021,850

                                                                                                                   1,428,714
                                                                                                                ------------

MASSACHUSETTS: 0.50%
         430,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                  SYSTEMS (ELECTRIC REVENUE)                                           5.13       12/01/2011         442,625
                                                                                                                ------------

MICHIGAN: 2.69%
       1,000,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                             5.00       10/01/2017         960,530
         600,000  MICHIGAN STATE BUILDING AUTHORITY FACILITIES PROGRAM SERIES 1
                  (LEASE REVENUE)                                                      5.13       10/15/2015         616,812
         300,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                  GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE)ss.                     5.13       11/01/2029         311,541
         500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                  OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                  LOC)+/-ss.                                                           4.35       06/01/2041         500,605

                                                                                                                   2,389,488
                                                                                                                ------------

MINNESOTA: 1.80%
         290,000  MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                  CENTER PROJECT (HCFR)                                                4.50       11/01/2011         295,954
         635,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)        6.38       01/01/2016         707,238
         600,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
                  AMBAC INSURED)                                                       5.40       01/01/2009         600,684

                                                                                                                   1,603,876
                                                                                                                ------------

MISSISSIPPI: 1.18%
       1,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                  MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                  (HOSPITAL REVENUE)                                                   5.00       08/15/2012       1,051,990
                                                                                                                ------------

MISSOURI: 1.43%
       1,250,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                  (SALES TAX REVENUE, CIFG INSURED)                                    4.00       04/15/2026       1,268,613
                                                                                                                ------------

MONTANA: 1.03%
         135,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                     5.00       06/01/2011         137,923
         310,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                     5.00       06/01/2012         317,111
         150,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                     5.00       06/01/2012         152,754

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
MONTANA (continued)
$        305,000  MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                         4.20%      12/01/2013    $    306,269

                                                                                                                     914,057
                                                                                                                ------------

NEW JERSEY: 7.00%
         500,000  CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                            5.00       10/24/2008         506,045
         250,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)       5.63       06/15/2019         250,310
         995,000  NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                  A (OTHER REVENUE, AMBAC INSURED)                                     5.20       06/01/2013         998,582
         165,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                  GENERAL (TOLL ROAD REVENUE)                                          6.20       01/01/2010         172,209
         125,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                  REVENUE)                                                             5.00       06/01/2013         136,973
       3,830,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                  REVENUE)                                                             5.75       06/01/2032       4,157,503

                                                                                                                   6,221,622
                                                                                                                ------------

NEW MEXICO: 1.54%
       1,375,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA
                  INSURED)                                                             4.20       07/01/2028       1,369,803
                                                                                                                ------------

NEW YORK: 2.17%
       1,000,000  METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE)+/-ss.                                                       5.00       11/15/2016       1,045,380
         360,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                  AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                  5.00       12/01/2016         351,083
         520,000  NIAGARA NY FRONTIER TRANSIT AUTHORITY BUFFALO NIAGARA
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)       5.75       04/01/2011         535,761

                                                                                                                   1,932,224
                                                                                                                ------------

NORTH CAROLINA: 1.47%
       1,250,000  PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                  5.38       12/01/2010       1,306,200
                                                                                                                ------------

NORTH DAKOTA: 1.14%
       1,000,000  CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING
                  HOME REVENUE, MBIA INSURED)                                          5.50       06/01/2011       1,014,300
                                                                                                                ------------

OHIO: 1.70%
       1,000,000  AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT SERIES
                  A (ELECTRIC REVENUE)                                                 5.00       02/01/2010       1,012,600
         500,000  CLEVELAND OH CLEVELAND STADIUM PROJECT (LEASE REVENUE, AMBAC
                  INSURED)+/-ss.                                                       9.50       11/15/2027         500,000

                                                                                                                   1,512,600
                                                                                                                ------------

OKLAHOMA: 0.85%
         687,204  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                  (EDUCATIONAL FACILITIES REVENUE)                                     6.25       08/15/2014         758,165
                                                                                                                ------------

OREGON: 0.69%
         190,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT
                  AREA (TAX INCREMENTAL REVENUE)                                       5.00       08/01/2008         191,328
         415,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                  SERIES B (ELECTRIC REVENUE)                                          5.00       01/01/2012         418,494

                                                                                                                     609,822
                                                                                                                ------------

OTHER: 0.59%
         500,000  CHARTER MAC EQUITY ISSUER TRUST ss. +++                              7.10       06/30/2009         521,025
                                                                                                                ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

700.5

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
PENNSYLVANIA: 1.65%
$        200,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)                6.00%      01/01/2013    $    207,652
         750,000  CUMBERLAND COUNTY PA MUNIPICAL AUTHORITY PRESBYTERIAN HOMES
                  PROJECT SERIES B (HCFR, RADIAN INSURED)+/-ss.                        4.25       12/01/2026         755,865
         500,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                  AUTHORITY)#                                                          4.20       07/01/2009         501,450

                                                                                                                   1,464,967
                                                                                                                ------------

PUERTO RICO: 3.79%
         350,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                  ASSET-BACKED PREREFUNDED ss.                                         5.75       07/01/2010         366,177
         750,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss.                              3.69       07/01/2029         562,500
       1,280,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES
                  TAX REVENUE, MBIA INSURED)                                           5.50       07/01/2013       1,368,384
       1,020,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC
                  (TOLL ROAD REVENUE)                                                  5.00       07/01/2012       1,077,814

                                                                                                                   3,374,875
                                                                                                                ------------

RHODE ISLAND: 0.82%
         350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                  (HOUSING REVENUE)                                                    4.50       09/01/2008         353,619
         365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                  (HOUSING REVENUE)                                                    4.50       09/01/2009         375,709

                                                                                                                     729,328
                                                                                                                ------------

SOUTH CAROLINA: 2.46%
         600,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B/\                                                           8.54       01/01/2028         115,044
       1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH (HOSPITAL REVENUE)+/-ss.                                      2.96       08/01/2039         940,000
       1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME
                  REVENUE)ss.                                                          7.13       12/15/2015       1,136,420

                                                                                                                   2,191,464
                                                                                                                ------------

SOUTH DAKOTA: 1.48%
         330,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)                                             6.00       01/01/2009         337,989
         830,000  LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                  5.15       05/01/2014         782,532
         200,000  SOUTH DAKOTA STATE HEFA (HCFR, ACA INSURED)                          5.20       04/01/2008         200,000

                                                                                                                   1,320,521
                                                                                                                ------------

TENNESSEE: 0.23%
         200,000  METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
                  (AIRPORT REVENUE, FGIC INSURED)                                      5.38       07/01/2013         204,486
                                                                                                                ------------

TEXAS: 6.46%
       1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A              5.00       08/15/2034       1,035,760
       1,000,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
                  IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, FGIC
                  INSURED)                                                             6.10       11/01/2019       1,009,180
         105,000  DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING
                  REVENUE, HUD INSURED)                                                5.00       10/01/2009         105,274
         180,000  DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
                  PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                           9.00       01/01/2010         194,002

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
TEXAS (continued)
$      1,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE,
                  FIRST SECURITY BANK LOC)                                             5.20%      05/15/2020    $   1,024,650
         995,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
                  INSURED)+/-ss.                                                       6.75       06/01/2033        1,025,576
         750,000  NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E-2 (TOLL
                  ROAD REVENUE)+/-ss.                                                  5.25       01/01/2038          768,638
         100,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
                  INSURED)                                                             6.00       09/01/2010          105,775
         460,000  STATE OF TEXAS AFFORDABLE HOUSING CORPORATION (STATE AGENCY
                  HOUSING REVENUE, GNMA INSURED)                                       5.50       09/01/2038          476,772

                                                                                                                    5,745,627
                                                                                                                -------------

UTAH: 0.16%
         140,000  UTAH HOUSING CORPORATION SERIES D CLASS 1 (SFMR)                     2.95       07/01/2033          139,657
                                                                                                                -------------

VIRGINIA: 1.07%
         395,000  VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
                  (COLLEGE & UNIVERSITY REVENUE)                                       4.50       06/01/2012          400,672
         535,000  VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.00       06/01/2014          550,975

                                                                                                                      951,647
                                                                                                                -------------

WASHINGTON: 6.56%
         950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                         5.13       09/01/2009          963,509
         500,000  PORT KALAMA WA SERIES B (AIRPORT REVENUE)                            5.25       12/01/2015          527,370
         260,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                             4.25       12/01/2011          269,667
         200,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                             4.25       12/01/2012          206,948
         185,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                  INSURED)                                                             4.25       12/01/2013          191,231
         345,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                  (OTHER REVENUE, ACA INSURED)                                         5.80       12/01/2015          339,532
         555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                  (ELECTRIC REVENUE)                                                   4.20       07/01/2008          558,413
       1,760,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED                                                         6.50       06/01/2026        1,785,168
         205,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  #1 SERIES B (ELECTRIC REVENUE)                                       7.25       07/01/2009          212,251
         735,000  WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                        6.25       02/01/2011          782,452

                                                                                                                    5,836,541
                                                                                                                -------------

WEST VIRGINIA: 1.97%
         630,000  BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                      4.50       10/01/2013          632,129
         545,000  BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                      4.55       10/01/2014          544,090
         200,000  KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                    7.38       09/01/2011          230,364
         330,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                  PROGRAM (SEWER REVENUE)                                              7.10       11/01/2009          345,596

                                                                                                                    1,752,179
                                                                                                                -------------

WISCONSIN: 1.99%
       1,765,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED (OTHER REVENUE)                                         6.13       06/01/2027        1,769,618
                                                                                                                -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $88,108,008)                                                                   87,857,287
                                                                                                                -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

NATIONAL LIMITED-TERM TAX-FREE FUND

         SHARES            SECURITY NAME                                               VALUE
SHORT-TERM INVESTMENTS: 0.87%

MUTUAL FUNDS: 0.87%

         778,879  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++    $     778,879
                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $778,879)                                              778,879
                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES

(COST $88,886,887)*                                       99.65%                    $  88,636,166

OTHER ASSETS AND LIABILITIES, NET                          0.35                           307,036
                                                         ------                     -------------

TOTAL NET ASSETS                                         100.00%                    $  88,943,202
                                                         ------                     -------------

+/-   VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

/\    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $778,879.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      NATIONAL TAX-FREE FUND

     PRINCIPAL               SECURITY NAME                                       INTEREST RATE     MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES: 99.18%

ALABAMA: 1.40%
$            800,000    ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN
                        SERIES A (WATER REVENUE, AMBAC INSURED)                      4.85%          08/15/2022      $    800,920
           2,860,000    JEFFERSON COUNTY AL SERIES B8 (WATER & SEWER REVENUE,
                        FIRST SECURITY BANK LOC)                                     5.25           02/01/2014         2,824,507

                                                                                                                       3,625,427
                                                                                                                    ------------

ARIZONA: 4.88%
           1,000,000    ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM
                        SERIES B (HOUSING REVENUE, FHLMC)                            5.15           12/01/2035         1,015,610
             500,000    CHANDLER AZ (FUEL SALES TAX REVENUE)                         6.00           07/01/2011           551,150
           1,000,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                        DISTRICT SERIES B (PROPERTY TAX REVENUE)                     6.20           07/15/2032           935,320
             548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                        SERIES C (IDR) /\                                            6.11           04/01/2015           359,499
             548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                        SERIES C (IDR) /\                                            6.13           05/01/2015           357,438
             548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                        SERIES C (IDR) /\                                            6.11           06/01/2015           355,931
             215,000    NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION
                        (LEASE REVENUE, ACA INSURED)                                 5.63           07/01/2010           221,009
           1,267,887    PHOENIX AZ & PIMA COUNTY AZ IDA SERIES 2007-1
                        (SFHR, GNMA INSURED)                                         5.25           08/01/2038         1,275,038
           3,300,000    PHOENIX AZ CIVIC IMPROVEMENT CORPORATION CIVIC
                        PLAZA SERIES B (OTHER REVENUE, FGIC INSURED) /\              5.64           07/01/2041         2,416,062
             250,000    PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED
                        (LEASE REVENUE, AMBAC INSURED) ss.                           5.38           09/15/2022           267,643
              35,000    PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE,
                        GNMA INSURED)                                                5.30           04/01/2020            35,513
             400,000    PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                        (EDUCATIONAL FACILITIES REVENUE)                             5.60           12/01/2016           388,956
             810,000    PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC
                        PROJECT (WATER & SEWER REVENUE)                              5.75           12/01/2032           673,256
             225,000    PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC
                        PROJECT (WATER & SEWER REVENUE)                              6.55           12/01/2037           206,332
           1,050,000    PINAL COUNTY AZ USD #43 (PROPERTY TAX REVENUE,
                        FIRST SECURITY BANK LOC)                                     5.00           07/01/2025         1,086,876
             300,000    SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX
                        REVENUE)                                                     5.25           07/01/2017           319,494
           1,100,000    SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                        WASTEWATER AUTHORITY REVENUE)                                4.70           04/01/2022         1,012,836
             725,000    SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                        WASTEWATER AUTHORITY REVENUE)                                4.90           04/01/2032           623,754
             500,000    TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE,
                        FGIC INSURED)                                                7.00           07/01/2012           569,150

                                                                                                                      12,670,867
                                                                                                                    ------------

CALIFORNIA: 14.70%
           2,500,000    ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION
                        STUDENT LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY
                        REVENUE, GUARANTEED STUDENT LOANS)                           7.85           07/01/2025         2,546,300
             350,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                        CAPITAL APPRECIATION SERIES A (OTHER REVENUE, ACA
                        INSURED) /\                                                  9.06           12/01/2022            95,428
           1,850,000    CALIFORNIA STATEWIDE CDA ESKATON (ACA INSURED)ss.  +/-       9.20           05/15/2029         1,850,000
           1,650,000    CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES
                        INCORPORATED CONVERTIBLE (HCFR LOC) ss. +/-                  9.20           05/15/2029         1,650,000
             325,000    DINUBA CA FINANCING AUTHORITY (SEWER REVENUE)                5.38           09/01/2038           286,481
           3,175,000    FILLMORE CA PFA FILLMORE WATER RECYCLING FINANCING
                        (OTHER REVENUE, CIFG INSURED)                                5.25           05/01/2030         3,093,879
             500,000    FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY
                        (TOLL ROAD REVENUE)                                          5.25           07/15/2010           491,905
             380,000    HESPERIA USD CA CAPITAL IMPROVEMENT PROJECT (LEASE
                        REVENUE, AMBAC INSURED)                                      5.00           02/01/2031           369,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      NATIONAL TAX-FREE FUND

     PRINCIPAL               SECURITY NAME                                       INTEREST RATE     MATURITY DATE       VALUE
CALIFORNIA (continued)
$          2,000,000    INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY
                        SERIES C2 (OTHER REVENUE) /\                                 7.31%          06/01/2047      $    120,160
           6,900,000    METROPOLITAN WATER DISTRICT OF SOUTHERN CA
                        WATERWORKS SERIES A6 (WATER REVENUE) ss. +/-++               9.13           08/10/2018         8,774,730
           3,200,000    NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)
                        ss.  +/-                                                     3.80           07/01/2019         2,624,032
             570,000    PICO RIVERA CA WATER AUTHORITY SERIES A (WATER
                        REVENUE)                                                     5.75           12/01/2012           599,138
           1,900,000    RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY (HOUSING
                        REVENUE, MBIA INSURED)                                       5.00           09/01/2034         1,872,507
           3,150,000    SAN BERNARDINO COUNTY CA FINANCING AUTHORITY
                        HOUSING FACILITIES PROJECT (OTHER REVENUE, MBIA
                        INSURED)                                                     5.50           06/01/2037         3,271,055
             165,000    SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED
                        AIRLINES INCORPORATED PROJECT (AIRPORT REVENUE)              8.00           07/01/2013           186,145
             600,000    SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE
                        ENTERPRISE (OTHER REVENUE)                                   4.50           03/01/2011           603,888
           1,180,000    SOUTHERN CA LOGISTICS AIRPORT AUTHORITY  (AIRPORT
                        REVENUE)                                                     6.00           12/01/2032         1,140,151
           4,975,000    STUDENT EDUCATION LOAN MARKETING CORPORATION CA
                        SERIES IV D1 (HEFAR, GUARANTEED STUDENT LOANS)               5.88           01/01/2018         4,896,694
           2,850,000    TULARE CA PUBLIC FINANCING AUTHORITY (PROPERTY TAX
                        REVENUE, ASSURED GUARANTY)                                   5.50           04/01/2038         2,929,458
             750,000    WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A
                        (TAX REVENUE, XLCA INSURED)                                  5.00           09/01/2026           741,960

                                                                                                                      38,143,301
                                                                                                                    ------------

COLORADO: 2.20%
             650,000    COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER
                        REVENUE)++                                                   6.13           12/15/2035           593,262
             200,000    COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT
                        PREREFUNDED (LEASE REVENUE) ss.                              7.00           11/01/2029           215,250
             500,000    COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
                        (EDUCATIONAL FACILITIES REVENUE)++                           5.75           12/01/2037           431,100
              20,000    COLORADO HFA SERIES A2 (HOUSING REVENUE)                     7.15           11/01/2014            20,371
             775,000    COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                  6.50           08/01/2031           786,524
             385,000    COLORADO HFA SERIES B2 (HOUSING REVENUE)                     7.10           04/01/2017           399,291
           1,010,000    COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST
                        SECURITY BANK LOC) ss. +/-                                   6.70           08/01/2017         1,058,298
             570,000    COLORADO HFA SERIES D2 (SFHR)                                6.90           04/01/2029           596,767
             500,000    DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT
                        SERIES A (HOUSING REVENUE, FHA INSURED)                      5.75           10/01/2027           499,305
             690,000    EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT
                        SERIES A (AIRPORT REVENUE)                                   5.15           05/01/2017           645,909
             420,000    SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT
                        PROJECT (OTHER REVENUE)                                      7.38           09/01/2010           457,993

                                                                                                                       5,704,070
                                                                                                                    ------------

FLORIDA: 8.03%
           1,275,000    AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT
                        DISTRICT FL (OTHER REVENUE)                                  4.80           11/01/2012         1,172,643
           1,950,000    BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR
                        LOC) ss.  +/-                                                7.95           12/01/2028         1,950,000
           1,300,000    CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES
                        (OTHER REVENUE)                                              5.75           10/01/2008         1,291,446
           2,400,000    CLAY COUNTY FL HOUSING FINANCE AUTHORITY SERIES A2
                        (HOUSING REVENUE, FNMA)                                      4.85           04/01/2028         2,421,168
           1,350,000    CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL
                        SERIES B (OTHER REVENUE)                                     5.13           05/01/2016         1,190,322
             600,000    FLORIDA DEVELOPMENT FINANCE CORPORATION LEARNING
                        GATE COMMUNITY SCHOOL PROJECT SERIES A (EDUCATIONAL
                        FACILITIES REVENUE)                                          6.00           02/15/2037           543,858
             490,000    FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER
                        MORTGAGE SERIES 4 (HOUSING REVENUE, GNMA INSURED)            4.70           01/01/2015           496,189
             600,000    FOUNTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT
                        DISTRICT SERIES B (SPECIAL TAX REVENUE)                      6.00           05/01/2015           560,232
             800,000    HILLSBOROUGH COUNTY FL IDA (ELECTRIC REVENUE)                5.65           05/15/2018           799,816

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      NATIONAL TAX-FREE FUND

     PRINCIPAL               SECURITY NAME                                       INTEREST RATE     MATURITY DATE       VALUE
FLORIDA (continued)
$          2,000,000    HILLSBOROUGH COUNTY FL IDA HILLSBOROUGH COUNTY
                        (OTHER REVENUE, AMBAC INSURED) ss. +/-                       5.00%          12/01/2034      $  1,980,040
           2,515,000    JACKSONVILLE FL HFA AMT SERIES A-2 (HOUSING
                        REVENUE, GNMA)                                               5.00           04/01/2030         2,602,547
           1,000,000    LEE COUNTY FL SERIES A (AIRPORT REVENUE, FIRST
                        SECURITY BANK LOC)                                           6.00           10/01/2029         1,014,540
             600,000    MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL
                        AIRPORT SERIES B (AIRPORT REVENUE, XILCA INSURED)            5.00           10/01/2012           622,236
           1,835,000    PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE,
                        GNMA INSURED)                                                4.85           04/01/2032         1,846,249
           2,350,000    VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)
                        ss. +/-                                                      7.95           12/01/2028         2,350,000

                                                                                                                      20,841,286
                                                                                                                    ------------

GEORGIA: 4.77%
           3,000,000    ATLANTA GA AMT SERIES B (AIRPORT REVENUE, FGIC
                        INSURED)                                                     6.00           01/01/2018         3,080,970
           4,000,000    ATLANTA GA GENERAL SERIES A (AIRPORT REVENUE, FGIC
                        INSURED)                                                     5.50           01/01/2021         4,133,360
           1,000,000    ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE,
                        FGIC INSURED)                                                5.75           01/01/2020         1,040,450
           3,000,000    BURKE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER
                        COMPANY (POWER REVENUE) ss. +/-                              4.38           10/01/2032         3,001,200
             500,000    FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT
                        SERIES C PREREFUNDED (HOUSING REVENUE)ss.                    6.90           07/01/2008           506,110
             650,000    IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT
                        SERIES A (LEASE REVENUE)                                     8.00           08/01/2037           616,304

                                                                                                                      12,378,394
                                                                                                                    ------------

GUAM: 0.04%
              70,000    GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES
                        PARTNERSHIP GUAM PUBLIC SCHOOL FACILITIES PROJECT
                        SERIES B (EDUCATIONAL FACILITIES REVENUE, ACA
                        INSURED)                                                     4.50           10/01/2026            54,615
              60,000    GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED
                        SECURITIES SERIES A (HOUSING REVENUE, FHLMC INSURED)         5.75           09/01/2031            60,133

                                                                                                                         114,748
                                                                                                                    ------------

HAWAII: 0.03%
              70,000    HAWAII STATE HOUSING FINANCE & DEVELOPMENT
                        CORPORATION SERIES A (HOUSING REVENUE, FNMA INSURED)         5.75           07/01/2030            71,690
                                                                                                                    ------------

IDAHO: 0.17%

             150,000    IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2
                        (HOUSING REVENUE, FHA INSURED)                               6.15           01/01/2028           154,178
             105,000    IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)             6.35           07/01/2015           105,097
             150,000    IDAHO IHC HOSPITALS INCORPORATED (HCFR)                      6.65           02/15/2021           185,030

                                                                                                                         444,305
                                                                                                                     -----------

ILLINOIS: 9.53%
             500,000    CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING
                        REVENUE, GNMA INSURED)                                       6.13           06/01/2039           515,070
           1,000,000    EUREKA IL EUREKA COLLEGE PROJECT SESIES 1998B
                        (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                 7.00           01/01/2019         1,024,600
             500,000    HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN
                        DEVELOPMENT PROJECT TAMMS FARM SERIES A (SPECIAL
                        TAX REVENUE)                                                 6.00           03/01/2044           416,075
           2,280,000    HARVEY IL SERIES A (PROPERTY TAX REVENUE)                    5.50           12/01/2027         2,121,859
           1,610,000    HARVEY IL SERIES A (PROPERTY TAX REVENUE)                    5.63           12/01/2032         1,475,629
             202,577    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE
                        COMMUNITY REHABILITATION SERIES A                            7.88           07/01/2020           165,835
           1,000,000    ILLINOIS FINANCING AUTHORITY CHARTER SCHOOLS UNO
                        CHARTER SERIES C (OTHER REVENUE, ACA INSURED)                5.38           09/01/2032           800,230
           4,000,000    ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HCFR)ss.         6.25           11/15/2029         4,287,320
             500,000    JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH
                        SCHOOL DISTRICT #165 PREREFUNDED (PROPERTY TAX
                        REVENUE, AMBAC INSURED) ss.                                  6.25           12/01/2015           534,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      NATIONAL TAX-FREE FUND

     PRINCIPAL               SECURITY NAME                                       INTEREST RATE     MATURITY DATE       VALUE
ILLINOIS (continued)
$          1,000,000    MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT
                        #157 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         9.00%          12/01/2017      $  1,355,020
           7,350,000    REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES
                        TAX REVENUE, FGIC INSURED)                                   7.75           06/01/2019         9,338,469
             875,000    ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES
                        A HOUSING & URBAN DEVELOPMENT (HOUSING REVENUE,
                        MBIA INSURED)                                                6.75           01/01/2018           900,366
             410,000    SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                        GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX
                        REVENUE)                                                     5.00           03/01/2025           367,987
             600,000    SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                        GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX
                        REVENUE)                                                     5.35           03/01/2031           538,680
             605,000    TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY
                        TAX REVENUE, FGIC INSURED)                                   9.00           12/01/2023           877,413

                                                                                                                      24,718,653
                                                                                                                    ------------

INDIANA: 0.13%
             290,000    INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B
                        (OTHER REVENUE)                                              6.00           01/10/2020           332,801
                                                                                                                    ------------

IOWA: 0.27%
             300,000    CORALVILLE IA COP SERIES D (OTHER REVENUE)                   5.00           06/01/2014           312,903
             360,000    CORALVILLE IA COP SERIES D (OTHER REVENUE)                   5.25           06/01/2016           379,645

                                                                                                                         692,548
                                                                                                                    ------------

KANSAS: 2.10%
             500,000    CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                        CENTER PROJECT (TAX INCREMENTAL REVENUE)                     5.50           09/01/2026           437,500
           1,345,000    SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED
                        SECURITIES SERIES A (SFHR, GNMA)                             5.40           12/01/2037         1,377,267
             515,000    SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING
                        REVENUE, GNMA INSURED)                                       6.70           06/01/2029           523,214
           1,385,000    WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                        TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE
                        WEST PROJECT (OTHER REVENUE)                                 4.88           10/01/2028         1,181,530
           2,000,000    WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM
                        SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)             5.00           12/01/2020         1,928,920

                                                                                                                       5,448,431
                                                                                                                    ------------

LOUISIANA: 2.37%
             900,000    LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT
                        SERIES A (HEFAR, CIFG INSURED)                               5.00           07/01/2030           841,473
           3,000,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD
                        FACILITIES PROJECT SERIES A (COLLEGE & UNIVERSITY
                        REVENUE, CIFG INSURED)                                       5.00           07/01/2032         2,747,670
           2,000,000    LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                        CORPORATION SERIES B (OTHER REVENUE, AMBAC INSURED)          5.00           06/01/2019         2,025,680
             500,000    NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)          5.50           12/01/2021           537,925

                                                                                                                       6,152,748
                                                                                                                    ------------

MASSACHUSETTS: 1.18%
           2,500,000    MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES
                        (COLLEGE & UNIVERSITY REVENUE, COMMONWEALTH OF
                        MASSACHUSETTS)                                               7.50           05/01/2014         2,977,275
              90,000    MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA
                        PROGRAM SERIES A PREREFUNDED (WATER REVENUE) ss.              6.00           08/01/2023            95,837

                                                                                                                       3,073,112
                                                                                                                    ------------

MICHIGAN: 4.03%
           1,180,000    CRESCENT ACADEMY MI COP (OTHER REVENUE)(I)                   5.75           12/01/2036           974,739
           1,750,000    DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY
                        DEVELOPMENT AREA #1 PROJECT SERIES A (TAX
                        INCREMENTAL REVENUE, MBIA INSURED)#                          4.75           07/01/2025         1,721,545

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      NATIONAL TAX-FREE FUND

     PRINCIPAL               SECURITY NAME                                       INTEREST RATE     MATURITY DATE       VALUE
MICHIGAN (continued)
$          2,580,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                        FACILITIES REVENUE)                                          5.75%          10/01/2037      $  2,290,576
             965,000    MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                        LIMITED OBLIGATION BRADFORD (EDUCATIONAL FACILITIES
                        REVENUE) ++                                                  6.50           09/01/2037           893,851
           1,100,000    MICHIGAN STRATEGIC FUND SERIES A (HOUSING REVENUE,
                        GUARANTEE AGREEMENT)                                         5.25           10/15/2021         1,150,930
             560,000    STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE
                        REVENUE)                                                     6.13           03/01/2037           498,966
           2,760,000    WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX
                        REVENUE, FGIC INSURED)                                       8.00           05/01/2010         2,937,992

                                                                                                                      10,468,599
                                                                                                                    ------------

MINNESOTA: 0.59%
             500,000    AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT
                        SERIES A (HOUSING REVENUE)                                   7.25           01/01/2032           509,755
             960,000    ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS
                        SERIES A (HCFR, MBIA INSURED)                                5.00           11/15/2015         1,030,848

                                                                                                                       1,540,603
                                                                                                                    ------------

MISSISSIPPI: 0.20%
             520,000    MISSISSIPPI HOME CORPORATION HOUSING MADONNA MANOR
                        APARTMENTS #3 (MFHR, GNMA)                                   5.25           01/20/2024           513,911
                                                                                                                    ------------

MISSOURI: 1.59%
             370,000    CASS COUNTY MO (HOSPITAL REVENUE)                            5.00           05/01/2014           373,848
             900,000    CASS COUNTY MO (HOSPITAL REVENUE)                            5.50           05/01/2027           847,278
           1,000,000    CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT
                        DISTRICT MO (SALES TAX REVENUE, CIFG INSURED)                4.00           04/15/2026         1,014,890
             300,000    COTTLEVILLE MO COP (LEASE REVENUE)                           5.00           08/01/2020           295,746
             250,000    COTTLEVILLE MO COP (LEASE REVENUE)                           5.10           08/01/2023           241,470
             830,000    MISSOURI HOUSING DEVELOPMENT COMMISSION AMT
                        HOMEOWNERSHIP LOAN PROGRAM SERIES B (HOUSING
                        REVENUE, GNMA)                                               6.05           03/01/2037           868,637
             500,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE
                        REVENUE)                                                     4.80           09/01/2023           495,145

                                                                                                                       4,137,014
                                                                                                                    ------------

MONTANA: 0.34%
             325,000    FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER
                        PARK INTERNATIONAL AIRPORT A (AIRPORT REVENUE)               5.00           06/01/2013           331,945
             535,000    FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER
                        PARK INTERNATIONAL AIRPORT A (AIRPORT REVENUE)               5.00           06/01/2015           539,772

                                                                                                                         871,717
                                                                                                                    ------------

NEVADA: 0.29%
             800,000    RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER
                        REVENUE, US BANK NA LOC)                                     5.13           06/01/2027           749,904
                                                                                                                    ------------

NEW HAMPSHIRE: 0.38%
           1,200,000    NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY WASTE
                        MANAGEMENT INCORPORATED PROJECT  (IDR)                       5.20           05/01/2027           987,168
                                                                                                                    ------------

NEW JERSEY: 2.64%
           1,150,000    HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NJ
                        SERIES A (HEFAR, MBIA INSURED)                               6.10           06/01/2016         1,199,220
           1,000,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CEDAR
                        CREST VILLAGE INCORPORATED FACILITIES SERIES A
                        PREREFUNDED (HCFR)ss.                                         7.25           11/15/2021         1,161,270
           2,500,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE
                        TAX (OTHER REVENUE)                                          5.63           06/15/2018         2,504,525
             880,000    NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE
                        AUTHORITY SERIES A (COLLEGE & UNIVERSITY REVENUE,
                        AMBAC INSURED)                                               5.15           06/01/2012           893,499

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

   NATIONAL TAX-FREE FUND

   PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
NEW JERSEY (continued)
$      1,000,000      TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                      REVENUE)                                                               5.75%       06/01/2032    $  1,085,510
                                                                                                                          6,844,024
                                                                                                                       -------------
NEW MEXICO: 1.14%
       1,475,000      BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.25        04/01/2027       1,566,244
       1,400,000      NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS
                      I (HOUSING REVENUE, GNMA INSURED)                                      4.40        01/01/2027       1,402,576
                                                                                                                          2,968,820
                                                                                                                       ------------
NEW YORK: 3.17%
         650,000      ERIE COUNTY NY DEVELOPMENT AGENCY GLOBAL CONCEPTS CHARTER
                      SCHOOL PROJECT (IDR)                                                   6.25        10/01/2037         595,524
       1,190,000      GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                      (HFFA REVENUE)                                                         4.75        12/01/2014       1,111,020
       2,100,000      NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                      (HOSPITAL REVENUE) ss. +/-                                             2.90        05/01/2018       1,722,000
       1,125,000      SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                      SERIES A (OTHER REVENUE) ++                                            5.25        12/01/2016       1,128,803
         800,000      TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES A (EXCISE
                      TAX REVENUE)                                                           5.50        06/01/2018         833,120
       2,700,000      TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C
                      (EXCISE TAX REVENUE)                                                   5.50        06/01/2019       2,824,335
                                                                                                                          8,214,802
                                                                                                                       ------------
NORTH DAKOTA: 0.41%
          40,000      NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                      (HOUSING REVENUE)                                                      5.95        07/01/2017          41,072
          20,000      NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
                      (HOUSING REVENUE)                                                      6.10        07/01/2028          20,565
       1,000,000      NORTH DAKOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)            4.70        07/01/2031       1,009,530
                                                                                                                          1,071,167
                                                                                                                       ------------
OHIO: 2.00%
       1,560,000      CINCINNATI OH TECHNICAL COLLEGE (COLLEGE AND UNIVERSITY
                      REVENUE, AMBAC INSURED)                                                5.25        10/01/2017       1,612,229
         500,000      DEERFIELD TOWNSHIP OH (TAX ALLOCATION REVENUE)                         5.00        12/01/2025         471,935
         250,000      JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                  6.00        12/01/2017         252,878
       1,800,000      OHIO ENTERPRISE BOND SERIES 2-A (ECONOMIC DEVELOPMENT REVENUE)         5.50        12/01/2019       1,744,146
       1,200,000      TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
                      COMMONS (OTHER REVENUE)                                                5.40        11/01/2036       1,094,472
                                                                                                                          5,175,660
                                                                                                                       ------------
OKLAHOMA: 1.22%
         500,000      CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                           6.00        12/01/2025         491,410
       1,500,000      CHICKASAW NATION OK HEALTH SYSTEMS (HCFR) ++                           6.25        12/01/2032       1,479,435
       1,079,891      COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                      (EDUCATIONAL FACILITIES REVENUE)                                       6.25        08/15/2014       1,191,401
                                                                                                                          3,162,246
                                                                                                                       ------------
OREGON: 1.52%
       1,035,000      JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.13        12/01/2023       1,002,429
       1,405,000      OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
                      (HCFR)(I)                                                              6.13        04/15/2029         923,282
         505,000      OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                      (HOUSING REVENUE)                                                      6.20        07/01/2028         508,676

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

   NATIONAL TAX-FREE FUND


   PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
OREGON (continued)
$      1,495,000      OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
                      (HOUSING REVENUE)                                                      3.90%       07/01/2029    $  1,497,781

                                                                                                                          3,932,168
                                                                                                                       ------------

PENNSYLVANIA: 0.75%
       1,250,000      HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
                      (COLLEGE & UNIVERSITY REVENUE)                                         5.40        09/01/2016       1,249,938
         750,000      PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
                      REVENUE)                                                               5.85        08/15/2037         682,935

                                                                                                                          1,932,873

                                                                                                                       ------------

PUERTO RICO: 3.60%
         210,000      CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED
                      (EXCISE TAX REVENUE)ss.                                                5.75        07/01/2010         219,706
           5,000      PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER
                      REVENUE)                                                              10.25        07/01/2009           5,298
         700,000      PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
                      (SEWER REVENUE)                                                        6.00        07/01/2038         713,881
       4,000,000      PUERTO RICO ELECTIRC POWER AUTHORITY SERIES NN (ELECTRIC
                      PLANT REVENUE, MBIA INSURED)                                           5.25        07/01/2023       4,179,520
       2,000,000      PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                      REVENUE, FIRST SECURITY BANK LOC)ss. +/-                               2.33        07/01/2029       1,500,000
       1,600,000      PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                      SERIES M (LEASE REVENUE, US GOVERNMENT GUARANTEED)                     6.25        07/01/2031       1,699,584
       1,000,000      PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                      APPROPRIATION SERIES A (OTHER REVENUE, AMBAC INSURED)                  5.13        06/01/2024       1,033,390

                                                                                                                          9,351,379
                                                                                                                       ------------

SOUTH CAROLINA: 3.89%
       7,800,000      CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                      APPRECIATION SERIES B (TOLL ROAD REVENUE) /\                           8.26        01/01/2034         970,398
       1,850,000      CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                      APPRECIATION SERIES B (TOLL ROAD REVENUE) /\                           8.01        01/01/2038         178,840
       1,780,000      GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
                      (OTHER REVENUE, ASSURED GUARANTY)                                      4.63        12/01/2020       1,801,378
         700,000      GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
                      BUILDING EQUITY SOONER (OTHER REVENUE)                                 5.50        12/01/2016         777,035
         905,000      LAURENS COUNTY SC SCHOOL DISTRICT # 055 (LEASE REVENUE)                5.25        12/01/2030         817,278
         150,000      LEE COUNTY SC SCHOOL FACILITES INCORPORATED SERIES 2006
                      (LEASE REVENUE, RADIAN INSURED)                                        6.00        12/01/2031         154,758
         750,000      SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                      (LEASE REVENUE, GUARANTEE AGREEMENT)                                   5.00        12/01/2015         816,878
       1,835,000      THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                      LANDFILL GAS PROJECT (SOLID WASTE REVENUE) /\                          5.46        10/01/2030         546,078
       1,835,000      THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                      LANDFILL GAS PROJECT (SOLID WASTE REVENUE) /\                          5.43        10/01/2031         521,012
       3,500,000      TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
                      (OTHER REVENUE)                                                        6.00        05/15/2022       3,508,575


                                                                                                                         10,092,230
                                                                                                                       ------------

SOUTH DAKOTA: 0.66%
       1,440,000      LOWER BRULE SIOUX TRIBE SD SERIES B                                    5.60        05/01/2020       1,306,786
         400,000      SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING
                      REVENUE)                                                               4.75        05/01/2025         402,824

                                                                                                                          1,709,610
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

   NATIONAL TAX-FREE FUND


   PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE      VALUE
TENNESSEE: 0.89%
$      2,000,000      SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                      BOARD METHODIST PREREFUNDED (HCFR) ss.                                 6.50%       09/01/2021    $  2,297,920
                                                                                                                       ------------

TEXAS: 7.66%
       3,000,000      ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                      (SALES TAX REVENUE, MBIA INSURED)                                      5.00        08/15/2034       3,107,280
       2,110,000      BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE, MBIA INSURED)          5.75        08/15/2022       2,226,789
         325,000      CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                      PERMANENT SCHOOL FUND GUARANTEED)                                      6.75        08/15/2020         401,255
       1,145,000      COPPELL TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                      (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED) /\            5.00        08/15/2021         591,564
         800,000      DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
                      IMPROVEMENT CORPORATION SUBSERIES C-2 (AIRPORT REVENUE, XLCA
                      INSURED) %%                                                            6.13        11/01/2018         800,248
          20,000      GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                      REVENUE)                                                               8.50        09/01/2011          19,679
       1,400,000      GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50        10/01/2019       1,389,416
         825,000      GARZA COUNTY TX PUBLIC FACILITY CORPORATION (NURSING HOME
                      REVENUE)                                                               5.50        10/01/2016         841,830
       1,550,000      GATEWAY PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                      APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA) ss. +/-           4.55        07/01/2034       1,579,032
         110,000      LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA
                      INSURED)                                                               5.25        03/01/2022         114,323
       1,700,000      NORTH TX TOLLWAY AUTHORITY FIRST TIER INSURED SERIES D (OTHER
                      REVENUE, ASSURED GUARANTY) /\                                          5.62        01/01/2028         572,203
         850,000      NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES A (TOLL
                      ROAD REVENUE)                                                          6.00        01/01/2024         891,472
       2,000,000      NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E-3
                      (OTHER REVENUE) ss. +/-                                                5.75        01/01/2038       2,088,700
         340,000      PARMER COUNTY HOSPITAL DISTRICT (HCFR)                                 5.50        02/15/2027         334,489
         160,000      TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                      REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)                  6.00        10/01/2017         184,334
       2,365,000      TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE &
                      UNIVERSITY REVENUE) /\/\(I)                                            6.75        01/01/2033         513,181
       1,500,000      TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES B
                      (UTILITIES REVENUE) +/-                                                3.89        12/15/2017       1,200,000
       1,250,000      TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES C
                      (UTILITIES REVENUE) +/-                                                4.79        12/15/2026         948,863
         435,000      TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                      INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                      INSURED)                                                               4.65        02/15/2019         393,218
         520,000      TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                      EDUCATION SERIES A (OTHER REVENUE)                                     5.75        12/01/2027         486,288
         330,000      TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                      EDUCATION SERIES A (OTHER REVENUE)                                     5.88        12/01/2036         303,306
         925,000      TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00        02/15/2018         876,567

                                                                                                                         19,864,037
                                                                                                                       ------------

UTAH: 1.39%
       2,500,000      UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                      SERIES B (LEASE REVENUE)                                               5.25        05/15/2024       2,599,450
         250,000      UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                      SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.50        05/15/2019         277,685
         800,000      WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                      FACILITIES REVENUE) ++                                                 6.38        06/01/2037         733,920

                                                                                                                          3,611,055
                                                                                                                       ------------

VIRGINIA: 0.09%
         250,000      WHITE OAK VILLAGE VA SHOPS COMMUNITY DEVELOPMENT AUTHORITY
                      (SPECIAL TAX REVENUE)                                                  5.30        03/01/2017         240,538
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

   NATIONAL TAX-FREE FUND


   PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
WASHINGTON: 4.90%
$        500,000      CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY TAX
                      REVENUE, MBIA INSURED) ss.                                             6.15%       12/01/2015    $    547,360
         750,000      KING COUNTY WA HOUSING AUTHORITY EGIS HOUSING PROGRAM
                      (HOUSING REVENUE, FIRST SECURITY BANK LOC)                             5.00        12/01/2018         754,830
       1,000,000      PORT OF SEATTLE SERIES B (AIRPORT REVENUE, AMBAC INSURED)              5.30        12/01/2016       1,014,450
         500,000      SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC
                      INSURED)ss.                                                            6.00        07/01/2029         531,165
         590,000      TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                      ASSET-BACKED                                                           5.50        06/01/2012         609,883
       4,210,000      TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                      ASSET-BACKED                                                           6.50        06/01/2026       4,270,203
       2,250,000      WASHINGTON STATE HCFR MASON MEDICAL SERIES A (HCFR)                    6.13        08/15/2037       2,048,513
       1,700,000      WASHINGTON STATE HCFR PROVIDENCE HEALTH SERIES-D (HCFR, FIRST
                      SECURITY BANK LOC)                                                     5.25        10/01/2033       1,721,148
       1,245,000      WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                    5.00        02/15/2027       1,221,084

                                                                                                                         12,718,636

                                                                                                                      -------------

WEST VIRGINIA: 0.32%
         500,000      BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
                      (SEWER REVENUE)                                                        5.00        10/01/2022         468,120
         400,000      OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                      FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                  5.85        06/01/2034         371,720

                                                                                                                            839,840
                                                                                                                      -------------

WISCONSIN: 2.55%
       3,235,000      BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                      ASSET-BACKED                                                          6.00         06/01/2017       3,245,287
       2,035,000      WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
                      (HOUSING REVENUE, GO OF AUTHORITY)                                    5.05         11/01/2035       1,848,146
       1,500,000      WISCONSIN STATE HEFA WAUSAU HOSPITAL INCORPORATED SERIES A
                      (HCFR, AMBAC INSURED)                                                 5.00         08/15/2014       1,529,565

                                                                                                                          6,622,998

                                                                                                                      -------------

WYOMING: 1.16%
       3,000,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                  CHASE BANK LOC)                                                           4.65         12/01/2016       3,013,253
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $260,900,423)                                                                       257,344,553
                                                                                                                      -------------

SHARES

SHORT-TERM INVESTMENTS: 1.82%

MUTUAL FUNDS: 1.82%

       4,714,206  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                          4,714,206
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,714,206)                                                                            4,714,206
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $265,614,629)*                                     101.00%                                                      $ 262,058,759

OTHER ASSETS AND LIABILITIES, NET                         (1.00)                                                         (2,587,490)
                                                         ------                                                       -------------

TOTAL NET ASSETS                                         100.00%                                                      $ 259,471,269
                                                         ------                                                       -------------

/\        ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-       VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF
          THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     NATIONAL TAX-FREE FUND

(I)  ILLIQUID SECURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

/\/\ THIS  SECURITY IS CURRENTLY  IN DEFAULT WITH REGARDS TO SCHEDULED  INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,714,206.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

   PRINCIPAL                 SECURITY NAME                                        INTEREST RATE   MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES: 97.70%

ALABAMA: 3.50%
$   2,255,000    ALABAMA STATE BOARD OF EDUCATION GEORGE C WALLACE COMMUNITY
                 COLLEGE (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                     5.25%    07/01/2023    $ 2,311,939
    1,550,000    EAST ALABAMA HEALTH CARE AUTHORITY SERIES B (HOSPITAL REVENUE)            4.75     09/01/2013      1,545,552
    2,500,000    EAST ALABAMA HEALTH CARE AUTHORITY SERIES B (HOSPITAL REVENUE)            5.00     09/01/2033      2,491,700
    1,835,000    JEFFERSON COUNTY AL SERIES A                                              5.25     01/01/2011      1,743,268
    3,580,000    JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                 BANK LOC)                                                                 5.25     02/01/2016      3,494,474
    3,000,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                 BARRY SERIES C (POWER REVENUE) ss. +/-                                    5.00     06/01/2034      3,029,820
    1,540,000    MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH
                 SERIES A2 PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA
                 INSURED) ss.                                                              5.00     11/15/2014      1,694,832

                                                                                                                   16,311,585
                                                                                                                  -----------

ALASKA: 0.35%
      350,000    ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                 REVENUE LOC)                                                              6.00     07/01/2015        406,067
    1,165,000    MATANUSKA-SUSITNA BORO AK ANIMAL CARE FACILITIES LEASE (OTHER
                 REVENUE)                                                                  4.80     03/01/2018      1,157,695
       55,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET BACKED                                           4.80     06/01/2011         58,596

                                                                                                                    1,622,358
                                                                                                                  -----------

ARIZONA: 5.67%
      250,000    ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A PREREFUNDED (HOSPITAL REVENUE)ss.                       5.25     02/15/2013        266,710
    4,875,000    ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES B (HOSPITAL REVENUE) ss. +/-                              3.06     02/01/2042      4,558,125
    3,745,000    ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM SERIES B
                 (HOUSING REVENUE, FHLMC)                                                  5.15     12/01/2035      3,803,459
      215,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                 (PROPERTY TAX REVENUE)                                                    5.10     07/15/2013        217,305
      230,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                 (PROPERTY TAX REVENUE)                                                    5.20     07/15/2014        231,550
      125,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                 (PROPERTY TAX REVENUE)                                                    5.25     07/15/2015        124,765
      200,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                 (PROPERTY TAX REVENUE)                                                    5.38     07/15/2016        198,992
      200,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                 (PROPERTY TAX REVENUE)                                                    5.45     07/15/2017        197,122
    1,000,000    ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                 (PROPERTY TAX REVENUE)                                                    5.90     07/15/2022        963,480
    2,000,000    GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                 LIEN (WATER REVENUE)                                                      4.75     10/01/2032      1,941,820
    3,600,000    GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION
                 (SEWER REVENUE)                                                           4.90     04/01/2019      3,587,904
    3,000,000    GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
                 DISTRICT (SPECIAL TAX REVENUE, AMBAC INSURED)                             5.25     01/01/2020      3,152,190
      548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
                 REVENUE)/ \                                                               6.12     10/01/2014        370,443
      548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
                 REVENUE)/ \                                                               6.12     08/01/2014        374,158
      548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
                 REVENUE)/ \                                                               6.12     07/01/2014        376,038
      548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
                 REVENUE)/ \                                                               6.12     06/01/2014        377,912
      548,000    MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C (LEASE
                 REVENUE)/ \                                                               6.12     05/01/2014        379,813

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  INTERMEDIATE TAX-FREE FUND

  PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE     VALUE
ARIZONA (continued)
$     548,000    MOHAVE COUNTY AZ IIDA MOHAVE PRISON LLC PROJECT SERIES C
                 (LEASE REVENUE)/ \                                                        6.12%    09/01/2014    $   372,284
      245,000    SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES DISTRICT
                 AZ (PROPERTY TAX REVENUE)++                                               5.35     07/15/2017        241,460
      250,000    SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES DISTRICT
                 AZ (PROPERTY TAX REVENUE)++                                               5.75     07/15/2022        238,500
    3,650,000    SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
                 AUTHORITY REVENUE)                                                        4.70     04/01/2022      3,360,774
      725,000    VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)               4.85     07/15/2014        720,454
      375,000    VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)#              6.00     07/15/2013        395,051

                                                                                                                   26,450,309
                                                                                                                  -----------

ARKANSAS: 0.41%
    1,880,000    ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XCLA
                 INSURED)                                                                  4.25     03/01/2031      1,898,405
                                                                                                                  -----------

CALIFORNIA: 6.71%
    5,000,000    ALHAMBRA CA POLICE FACILITIES (LEASE REVENUE, AMBAC INSURED)              6.75     09/01/2023      5,661,000
    3,000,000    CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
                 LOC) ss. +/-                                                              9.20     05/15/2029      3,000,000
      800,000    CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                 CONVERTIBLE (HCFR LOC) ss. +/-                                            9.20     05/15/2029        800,000
    1,000,000    CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION ss. +/-            7.95     12/01/2028      1,000,000
    5,000,000    CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY ST.
                 JOSEPH (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                        4.50     07/01/2018      5,016,000
    1,800,000    DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                 PROJECT #2 (OTHER REVENUE)                                                4.45     10/01/2011      1,824,300
    1,900,000    FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                 REVENUE)                                                                  5.25     07/15/2010      1,869,239
    2,000,000    GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003
                 A1 PREREFUNDED (EXCISE TAX REVENUE)                                       6.25     06/01/2033      2,195,640
    1,240,000    LOS ANGELES CA HOUSING AUTHORITY REFERENCE SERIES A (HOUSING
                 REVENUE, FNMA)                                                            4.88     08/15/2027      1,183,816
    5,500,000    NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE) ss. +/-                  2.44     07/01/2019      4,510,055
      175,000    SAND CITY CA REDEVELOPMENT AGENCY SAND CITY REDEVELOPMENT
                 PROJECT SERIES A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)              4.50     11/01/2014        189,464
      215,000    SAND CITY CA REDEVELOPMENT AGENCY SAND CITY REDEVELOPMENT
                 PROJECT SERIES A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)              4.50     11/01/2015        232,600
      175,000    SAND CITY CA REDEVELOPMENT AGENCY SAND CITY REDEVELOPMENT
                 PROJECT SERIES A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)              4.50     11/01/2016        189,086
      300,000    SAND CITY CA REDEVELOPMENT AGENCY SAND CITY REDEVELOPMENT
                 PROJECT SERIES A (TAX INCREMENTAL REVENUE, ASSURED GUARANTY)              4.50     11/01/2018        323,169
      325,000    SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)                                                                  4.50     03/01/2011        327,106
    2,805,000    SOUTHERN CA LOGISTICS AIRPORT AUTHORITY (AIRPORT REVENUE)                 5.25     12/01/2017      2,825,953
      100,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                                6.75     07/01/2013        117,077

                                                                                                                   31,264,505
                                                                                                                  -----------

COLORADO: 0.48%
    1,370,000    COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                 REVENUE)                                                                  5.50     10/01/2017      1,325,749
      205,000    COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                 REVENUE)                                                                  5.00     06/15/2015        213,294
      220,000    COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                 REVENUE)                                                                  5.00     06/15/2016        227,966
      230,000    COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                 REVENUE)                                                                  5.00     06/15/2017        237,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE     VALUE
COLORADO (continued)
$     250,000    NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
                 INSURED)                                                                      5.00%    12/15/2015    $   244,668

                                                                                                                        2,249,568
                                                                                                                      -----------

DISTRICT OF COLUMBIA: 0.10%
      450,000    DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (OTHER
                 REVENUE, MBIA INSURED)                                                        5.00     10/01/2017        481,451
                                                                                                                      -----------

FLORIDA: 6.20%
    1,150,000    AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
                 REVENUE)                                                                      4.80     11/01/2012      1,057,678
    1,800,000    BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC) ss. +/-               7.95     12/01/2028      1,800,000
    1,500,000    BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                 SERVICES (HCFR, SUNTRUST BANK LOC)                                            5.50     08/15/2014      1,565,055
    4,165,000    CAPITAL TRUST AGENCY SEMINOLE FL TRIBE CONVENTION SERIES A
                 (OTHER REVENUE LOC) ss.                                                       8.95     10/01/2033      5,194,796
    1,525,000    CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                 (OTHER REVENUE)                                                               5.13     05/01/2016      1,344,623
      515,000    FLORIDA STATE JACKSONVILLE TRANSPORTATION AUTHORITY (TAX
                 REVENUE)                                                                      9.20     01/01/2015        638,564
    1,650,000    GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                                  5.00     12/01/2020      1,736,510
      835,000    GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                 REVENUE LOC)                                                                  4.75     12/01/2015        870,880
      500,000    GULF BREEZE FL REVENUE PUTTABLE (GO STATES, TERRITORIES LOC,
                 FGIC INSURED) ss.                                                             5.50     12/01/2015        523,630
      660,000    MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                 FGIC INSURED)                                                                 5.00     05/01/2016        700,029
    3,240,000    ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                 PUTTABLE (HOUSING REVENUE, FNMA)ss.                                           5.05     08/01/2033      3,362,764
      500,000    ORLANDO FL UTILITIES COMMISSION SUBSERIES D (UTILITIES REVENUE
                 LOC)                                                                          6.75     10/01/2017        584,905
    1,250,000    PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES C
                 (OTHER REVENUE, XLCA INSURED)                                                 5.00     11/01/2017      1,361,113
    2,000,000    SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
                 TERRITORIES)++                                                                5.75     10/01/2022      1,952,020
    1,000,000    SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
                 MBIA INSURED)                                                                 5.00     05/01/2011      1,061,280
    2,500,000    UNIVERSITY OF NORTH FLORIDA FINANCE CORPORATION HOUSING
                 PROJECT (COLLEGE AND UNIVERSITY REVENUE, FGIC INSURED)                        5.00     11/01/2016      2,676,275
    2,500,000    VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED) ss. +/-                         7.95     12/01/2028      2,500,000

                                                                                                                       28,930,122
                                                                                                                      -----------

GEORGIA: 2.09%
    6,750,000    ATLANTA GA GENERAL SERIES A (AIRPORT REVENUE, FGIC INSURED)                   5.50     01/01/2021      6,975,045
    1,000,000    FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
                 HEALTHCARE SYSTEMS PROJECT (HCFR)                                             6.25     10/01/2018      1,135,010
       10,000    GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
                 SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED) ss.                             6.50     01/01/2017         11,766
      690,000    GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                 (ELECTRIC REVENUE LOC, MBIA INSURED)                                          6.50     01/01/2017        795,253
      850,000    IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A (LEASE
                 REVENUE)                                                                      8.00     08/01/2037        805,936

                                                                                                                        9,723,010
                                                                                                                      -----------

GUAM: 0.27%
    1,195,000    GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                 FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)                  5.00     10/01/2017      1,242,382
                                                                                                                      -----------

ILLINOIS: 4.30%
      250,000    AURORA IL SERIES B                                                            4.90     12/30/2011        242,943
      555,000    CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                 INSURED) ss. oo                                                               3.80     01/01/2016        546,459

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
ILLINOIS (continued)
$     580,000    EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                             7.00%    01/01/2019    $   594,268
    1,075,000    HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN DEVELOPMENT
                 PRAIRIE RIDGE EAST B (SPECIAL TAX REVENUE)                                    5.63     03/01/2022        943,087
      800,000    HARVEY IL SERIES A (PROPERTY TAX REVENUE)                                     5.50     12/01/2027        744,512
    2,045,000    HUNTLEY IL SPECIAL SERVICE AREA #9 (SPECIAL TAX REVENUE,
                 GUARANTEE AGREEMENT)                                                          4.60     03/01/2017      2,123,978
      305,000    ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                 PROJECT SERIES A                                                              5.25     12/01/2012        314,385
    1,840,000    ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY
                 TAX REVENUE, XLCA)                                                            5.00     11/15/2013      1,893,084
    1,570,000    ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 SERIES A (OTHER REVENUE)                                                      4.90     07/01/2013      1,607,083
    2,020,000    ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 SERIES A (OTHER REVENUE)                                                      4.95     07/01/2014      2,061,188
    1,150,000    ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
                 (HOSPITAL REVENUE)                                                            5.50     10/01/2011      1,218,540
      615,000    ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
                 SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                          7.60     02/15/2019        744,673
      450,000    ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING
                 REVENUE, GO OF AUTHORITY)                                                     4.30     01/01/2016        455,004
      695,000    ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)                  10.00     01/01/2015        865,963
      500,000    ILLINOIS STATE FIRST SERIES (GO STATES, TERRITORIES, MBIA
                 INSURED)                                                                      5.25     10/01/2018        524,250
    1,225,000    SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
                 PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                              5.00     03/01/2025      1,099,474
      455,000    TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
                 FGIC INSURED)                                                                 9.00     12/01/2017        629,829
      535,000    TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
                 FGIC INSURED)                                                                 9.00     12/01/2018        748,374
    2,805,000    VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER
                 REVENUE)                                                                      4.75     12/30/2017      2,670,023

                                                                                                                       20,027,117
                                                                                                                      -----------

INDIANA: 1.96%
      350,000    CLARKSVILLE IN (HCFR LOC) ss. +/-                                             7.96     12/01/2025        350,000
    1,000,000    FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)                  5.00     02/01/2020      1,029,710
    5,000,000    INDIANAPOLIS IN 2ND LIEN SERIES A (GUARANTEE AGREEMENT) ss. +/-               5.00     08/15/2030      5,161,950
      980,000    JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES C
                 (OTHER REVENUE)                                                               4.25     08/15/2017        968,622
      200,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                 REVENUE, CIFG INSURED)                                                        4.00     01/15/2014        200,072
      290,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                 REVENUE, CIFG INSURED)                                                        4.00     07/15/2014        289,635
      345,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                 REVENUE, CIFG INSURED)                                                        4.00     01/15/2015        342,513
      350,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                 REVENUE, CIFG INSURED)                                                        4.00     01/15/2016        343,959
      360,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                 REVENUE, CIFG INSURED)                                                        4.00     07/15/2016        352,714
      100,000    PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX INCREMENTAL
                 REVENUE, CIFG INSURED)                                                        4.00     01/15/2017         96,878

                                                                                                                        9,136,053
                                                                                                                      -----------

IOWA: 2.10%
    1,000,000    AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE, AMBAC
                 INSURED)                                                                      5.00     06/15/2021      1,011,800
      700,000    CORALVILLE IA TAX INCREMENT SERIES C (TAX INCREMENTAL REVENUE)                5.00     06/01/2016        711,214
      225,000    DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                 (HFFA REVENUE LOC, AMBAC INSURED)                                             5.25     08/15/2015        225,423
    3,000,000    IOWA FINANCE AUTHORITY INTERSTATE POWER (POLLUTION CONTROL
                 REVENUE, FGIC INSURED)%%                                                      5.00     07/01/2014      3,017,370

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
IOWA (continued)
$   3,645,000    IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES PROJECT
                 PREREFUNDED (HCFR)ss.                                                         9.25%    07/01/2025    $ 4,427,144
      385,000    TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                 ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)ss.                 5.50     06/01/2012        419,519

                                                                                                                        9,812,470
                                                                                                                      -----------

KANSAS: 2.72%
    4,500,000    BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                 REVENUE, XLCA INSURED) ss. +/-                                                5.25     12/01/2023      4,441,770
      280,000    CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                 PROJECT (TAX ALLOCATION REVENUE)                                              5.00     09/01/2013        279,070
      305,000    CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                 PROJECT (TAX ALLOCATION REVENUE)                                              5.00     09/01/2014        299,577
      120,000    KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD (HCFR LOC)                                                           6.13     04/01/2012        122,166
    1,250,000    OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL REVENUE)
                 ss. +/-                                                                       4.13     09/01/2037      1,246,000
      235,000    OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
                 SERIES A (OTHER REVENUE, AMBAC INSURED)                                       4.00     01/01/2011        241,401
      260,000    OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
                 SERIES A (OTHER REVENUE, AMBAC INSURED)                                       4.00     01/01/2012        267,192
      300,000    OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
                 CONVENTION SERIES B (OTHER REVENUE, AMBAC INSURED)                            4.00     01/01/2011        303,810
      525,000    OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
                 CONVENTION SERIES B (OTHER REVENUE, AMBAC INSURED)                            4.00     01/01/2012        530,444
      400,000    PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY
                 REDEVELOPMENT (PROPERTY TAX REVENUE)                                          4.50     04/01/2016        370,232
    1,485,000    WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                 TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT
                 (OTHER REVENUE)                                                               4.88     10/01/2028      1,266,839
    3,450,000    WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                 SECOND LIEN AREA B (SALES TAX REVENUE)                                        5.00     12/01/2020      3,327,387

                                                                                                                       12,695,888
                                                                                                                      -----------

KENTUCKY: 0.40%
    1,850,000    KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC) ss. +/-                7.95     12/01/2028      1,850,000
                                                                                                                      -----------

LOUISIANA: 5.90%
    4,420,000    EAST BATON ROUGE LA MORTGAGE FINANCE AUTHORITY SERIES A (SFHR)                5.40     04/01/2038      4,623,939
    1,250,000    JEFFERSON PARISH LA FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE
                 SERIES D (HOUSING REVENUE, GNMA)                                              4.00     12/01/2023      1,228,675
      500,000    JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST
                 JEFFERSON MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK
                 LOC)                                                                          5.25     01/01/2013        511,680
      400,000    JEFFERSON PARISH LA SINGLE FAMILY MORTGAGE SERIES C (HOUSING
                 REVENUE, GNMA)                                                                4.25     12/01/2017        400,704
    2,570,000    LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
                 (MFHR, GNMA)                                                                  6.70     01/20/2040      2,751,828
    1,000,000    LOUISIANA CORRECTIONAL FACILITIES CORPORATION (LEASE REVENUE,
                 AMBAC INSURED)                                                                5.00     09/01/2019      1,061,950
    1,900,000    LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                 COMMUNITY DEVELOPMENT HOUSING COPPER RIDGE APARTMENTS PROJECT
                 (STATE & LOCAL GOVERNMENTS, FNMA) ss. +/-                                     4.25     01/15/2038      1,843,285
    2,500,000    LOUISIANA OFFICE FACILITIES CORPORATION CAPITOL COMPLEX
                 PROGRAM SERIES A (LEASE REVENUE, MBIA INSURED)                                5.38     03/01/2019      2,558,750
      200,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (HCFR, CFIG INSURED)                                          5.00     07/01/2014        210,726
      115,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (HCFR, CFIG INSURED)                                          5.00     07/01/2015        121,059
      100,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (HCFR, CFIG INSURED)                                          5.00     07/01/2016        104,883
      150,000    LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (HCFR, CFIG INSURED)                                          5.00     07/01/2017        156,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
LOUISIANA (continued)
$     505,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                 4.00%    07/01/2015    $   496,238
      170,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                 4.13     07/01/2016        166,554
       55,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                 4.25     07/01/2017         53,600
    1,250,000    LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                 5.00     07/01/2022      1,226,188
      800,000    LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                 INSURED)                                                                      5.38     06/01/2016        856,304
    1,350,000    NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                           5.50     12/01/2016      1,448,415
      825,000    NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                                  5.00     06/01/2012        839,207
    2,180,000    NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                                  5.00     06/01/2016      2,168,315
    1,365,000    NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                 REVENUE, RADIAN INSURED)                                                      5.00     12/01/2016      1,395,740
    1,445,000    NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                 REVENUE, RADIAN INSURED)                                                      5.00     12/01/2017      1,471,747
      740,000    NEW ORLEANS LA SEWER SERVICE                                                  5.50     06/01/2020        729,625
    1,000,000    PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
                 INCORPORATED (OTHER REVENUE, MBIA INSURED)                                    5.25     08/15/2013      1,073,400

                                                                                                                       27,498,887
                                                                                                                      -----------

MARYLAND: 0.18%
      850,000    WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)                5.00     11/01/2019        844,798
                                                                                                                      -----------

MICHIGAN: 3.67%
      845,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)               5.00     10/01/2017        811,648
    2,270,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)               5.38     10/01/2022      2,108,966
      435,000    FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)               5.50     10/01/2027        390,843
    5,040,000    GRAND HAVEN MI (ELECTRIC REVENUE, MBIA INSURED)                               5.50     07/01/2016      5,581,397
    2,500,000    MICHIGAN KENT HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH
                 SERIES A (HOSPITAL REVENUE) ss. +/-%%                                         5.50     01/15/2047      2,616,250
    1,200,000    MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)                    6.25     10/01/2023      1,156,248
    1,855,000    MICHIGAN STATE BUILDING AUTHORITY (LEASE REVENUE)                             4.63     10/15/2021      1,860,027
      445,000    MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (PCR)                         6.25     11/01/2012        480,560
    2,000,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                 (HOSPITAL REVENUE)                                                            5.25     11/01/2015      2,116,520

                                                                                                                       17,122,459
                                                                                                                      -----------

MINNESOTA: 1.51%
      535,000    CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                   4.75     06/01/2012        532,074
      100,000    CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                   4.75     06/01/2013         98,577
      595,000    CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)                   4.75     06/01/2014        581,601
      590,000    MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
                 (HOSPITAL REVENUE)                                                            4.50     11/01/2012        602,968
      215,000    MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                          10.00     06/01/2013        253,337
    1,000,000    ROCHESTER CITY MN MADONNA TOWERS INCORPORATED PROJECT SERIES A
                 (HOUSING REVENUE)                                                             5.50     11/01/2017        974,550
    2,400,000    ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A
                 (HCFR, MBIA INSURED)                                                          5.00     11/15/2015      2,577,120
      500,000    ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                 (LEASE REVENUE)                                                               5.50     09/01/2018        483,440
      910,000    WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 PLANT REVENUE LOC)                                                            5.50     01/01/2012        937,591

                                                                                                                        7,041,258
                                                                                                                      -----------
MISSISSIPPI: 0.35%
      510,000    MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
                 MISSISSIPPI CONVENTION CENTER PROJECT PREREFUNDEDss.                          5.70     07/01/2015        581,563

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
MISSISSIPPI (continued)
$   1,040,000    MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                 MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
                 (HOSPITAL REVENUE)                                                            5.00%    08/15/2018    $ 1,066,551

                                                                                                                        1,648,114
                                                                                                                      -----------

MISSOURI: 3.06%
    1,000,000    CASS COUNTY MO (HOSPITAL REVENUE)                                             5.00     05/01/2016        990,790
      580,000    CASS COUNTY MO (HOSPITAL REVENUE)                                             5.00     05/01/2017        570,424
      830,000    CASS COUNTY MO (HOSPITAL REVENUE)                                             5.50     05/01/2013        863,482
    1,500,000    CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                 (SALES TAX REVENUE, CIFG INSURED)                                             4.00     04/15/2026      1,522,335
    1,905,000    FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                 INCREMENTAL REVENUE)                                                          4.50     04/01/2021      1,898,180
    3,425,000    I470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
                 REVENUE, RADIAN INSURED)                                                      4.60     06/01/2029      3,328,552
      475,000    LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                            5.25     12/01/2014        475,898
    2,000,000    MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT SERIES
                 A (TAX INCREMENTAL REVENUE)                                                   5.50     09/01/2018      1,941,320
    1,000,000    MISSOURI DEVELOPMENT FINANCE BOARD EASTLAND CENTER PROJECT
                 SERIES A (OTHER REVENUE)                                                      5.00     04/01/2020      1,007,930
      100,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                         4.50     09/01/2011        103,485
      145,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                         4.50     09/01/2013        150,016
      170,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                         4.50     09/01/2014        175,182
      225,000    OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                         4.55     09/01/2016        228,458
    1,000,000    ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS ss. +/-               5.00     02/01/2029      1,000,570

                                                                                                                       14,256,622
                                                                                                                      -----------

MONTANA: 0.50%
    2,250,000    MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS
                 COMPENSATION PROJECT (OTHER REVENUE, MBIA INSURED)                            6.88     06/01/2011      2,349,180
                                                                                                                      -----------

NEBRASKA: 0.11%
      505,000    O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)                  6.25     09/01/2012        508,520
                                                                                                                      -----------

NEVADA: 0.21%
      970,000    CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE & LOCAL
                 GOVERNMENTS, AMBAC INSURED)                                                   4.25     12/01/2013      1,003,281
                                                                                                                      -----------

NEW HAMPSHIRE: 0.23%
    1,000,000    NEW HAMPSHIRE HEFA EXETER PROJECT (HOSPITAL REVENUE)                          6.00     10/01/2016      1,071,730
                                                                                                                      -----------

NEW JERSEY: 7.32%
    2,548,000    BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                     5.00     10/24/2008      2,576,589
    4,835,000    MERCER COUNTY IMPROVEMENT AUTHORITY NJ STATE JUSTICE COMPLEX
                 (LEASE REVENUE)                                                               5.80     01/01/2018      5,315,792
    1,000,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)             5.00     06/15/2012      1,060,310
    1,000,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)                5.63     06/15/2019      1,001,240
    3,000,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (OTHER
                 REVENUE)                                                                      5.63     06/15/2018      3,005,430
   15,000,000    TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)              5.75     06/01/2032     16,282,650
    4,350,000    TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)              6.38     06/01/2013      4,878,830

                                                                                                                       34,120,841
                                                                                                                      -----------

NEW MEXICO: 0.34%
    1,635,000    OTERO COUNTY NM (JAIL FACILITIES REVENUE)                                     5.50     04/01/2013      1,589,841
                                                                                                                      -----------

NEW YORK: 2.09%
    1,100,000    BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK) ss. +/-                   4.25     11/01/2037      1,109,416

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL                                SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (continued)
$     965,000    GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                 (HFFA REVENUE)                                                                4.75%    12/01/2014    $   900,953
       80,000    NASSAU COUNTY NY IDA                                                          6.88     07/01/2010         84,314
      275,000    NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                 (IDR, CITIBANK NA LOC)                                                        4.50     11/01/2015        293,169
      680,000    NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                 AERONAUTICS SERIES A                                                          5.00     12/01/2016        663,156
      400,000    NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX ss. +/-                 5.25     02/01/2029        419,168
      435,000    NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)               6.00     08/15/2015        459,199
    3,700,000    NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                 (HOSPITAL REVENUE) ss. +/-                                                    2.90     05/01/2018      3,034,000
    1,625,000    SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES
                 A (OTHER REVENUE)++                                                           5.25     12/01/2016      1,630,493
      100,000    TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                          4.00     06/01/2012        100,864
    1,000,000    TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                        5.50     06/01/2019      1,046,050

                                                                                                                        9,740,782
                                                                                                                      -----------

NORTH DAKOTA: 0.20%
      850,000    MERCER COUNTY ND ANTELOPE VALLEY STATION  (ELECTRIC REVENUE LOC)              7.20     06/30/2013        954,032
                                                                                                                      -----------

OHIO: 2.05%
      500,000    AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                 SYSTEMS (HCFR)                                                                5.00     01/01/2014        519,955
      300,000    AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS
                 (HCFR)                                                                        5.00     01/01/2015        310,749
    2,500,000    AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT SERIES A
                 (ELECTRIC REVENUE)                                                            5.00     02/01/2010      2,531,500
    2,000,000    BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2
                 (EXCISE TAX REVENUE)                                                          5.13     06/01/2024      1,865,400
    2,115,000    CINCINNATI OH TECHNICAL COMMUNITY COLLEGE (COLLEGE AND
                 UNIVERSITY REVENUE, AMBAC INSURED)                                            5.25     10/01/2016      2,202,498
    1,040,000    FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                        10.38     06/01/2013      1,226,763
      950,000    RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A
                 (OTHER REVENUE)                                                               5.75     12/01/2027        896,563

                                                                                                                        9,553,428
                                                                                                                      -----------

OKLAHOMA: 1.48%
    1,000,000    CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                                   5.38     12/01/2017        984,980
    2,750,000    CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                                   6.00     12/01/2025      2,702,755
      350,000    MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                               5.00     09/01/2012        364,032
    1,890,000    MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
                 PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                        5.00     09/01/2013      1,968,076
      775,000    MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                        6.00     01/01/2023        874,409
                                                                                                                        6,894,252
                                                                                                                      -----------

PENNSYLVANIA: 4.57%
      895,000    CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)            5.65     12/15/2017        874,173
      520,000    CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)            6.38     12/15/2037        479,820
      350,000    CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                        5.63     10/01/2015        344,337
    2,610,000    CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
                 PREREFUNDED (NURSING HOME REVENUE)ss.                                         7.25     01/01/2035      3,111,198
    1,850,000    DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA HOSPITAL
                 PROJECT SERIES A1 (HOSPITAL REVENUE, MBIA INSURED)                            5.50     07/01/2023      1,975,763
    2,050,000    DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)                  6.10     07/01/2013      2,063,940
    1,500,000    HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                 APPRECIATION LIMITED OBLIGATION SERIES C/ \                                   4.27     12/15/2010      1,338,090
    1,500,000    HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A (COLLEGE &
                 UNIVERSITY REVENUE)                                                           5.40     09/01/2016      1,499,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL                                SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
PENNSYLVANIA (continued)
$     200,000    MILLCREEK RICHLAND JOINT AUTHORITY PA MYERSTOWN PROJECT SERIES
                 A (SEWER REVENUE, RADIAN INSURED)                                             4.70%    08/01/2017    $   199,658
      565,000    MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER REVENUE,
                 RADIAN INSURED)                                                               4.70     08/01/2017        564,034
      500,000    MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER REVENUE,
                 RADIAN INSURED)                                                               5.25     08/01/2022        503,630
      650,000    PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)               5.70     11/15/2011        649,955
    1,885,000    PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                             5.25     05/01/2016      2,015,913
    1,320,000    PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST
                 PHILADELPHIA CHARTER HIGH SERIES A (IDR)                                      5.30     08/15/2017      1,305,533
    1,345,000    PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
                 GUARANTEE AGREEMENT)                                                          5.25     08/01/2016      1,454,026
    1,500,000    PHILADELPHIA PA FRANKLIN TOWNE CHARTER HIGH SERIES A (IDR)                    5.00     01/01/2017      1,472,805
    1,000,000    PHILADELPHIA PA TEMPLE UNIVERSITY HEALTH SYSTEMS SERIES B
                 (HEFAR)                                                                       5.00     07/01/2012      1,020,630
      370,000    ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER REVENUE)              6.90     05/15/2018        424,964

                                                                                                                       21,298,394
                                                                                                                      -----------

PUERTO RICO: 3.89%
      500,000    COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK LOC)            6.50     07/01/2013        572,625
    1,000,000    COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)                   5.00     07/01/2018      1,014,720
    2,500,000    PUERTO RICO AQUEDUCT & SEWER AUTHORITY SR LIEN SERIES A (WATER
                 & SEWER REVENUE)                                                              5.00     07/01/2012      2,613,075
    1,400,000    PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC
                 REVENUE, CIFG INSURED)                                                        5.00     07/01/2013      1,477,154
    4,000,000    PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
                 FIRST SECURITY BANK LOC) ss. +/-                                              2.33     07/01/2029      3,000,000
    1,190,000    PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                 SERIES J (OTHER REVENUE, AMBAC INSURED) ss. +/-                               5.00     07/01/2036      1,212,241
    3,600,000    PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                 SERIES M2 (LEASE REVENUE) ss.                                                 5.75     07/01/2034      3,708,936
    3,500,000    PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                 SERIES M2 (LEASE REVENUE, AMBAC INSURED) ss.                                  5.50     07/01/2035      3,646,475
      855,000    PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                 APPROPRIATION SERIES A (LEASE REVENUE, MBIA INSURED) ss. +/-                  5.25     08/01/2029        876,238

                                                                                                                       18,121,464
                                                                                                                      -----------

SOUTH CAROLINA: 3.91%
    1,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE) ss.                            6.00     08/01/2020      1,143,510
      400,000    CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION SC
                 CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)                     5.00     12/01/2018        413,528
    2,000,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES
                 B/ \                                                                          8.01     01/01/2038        193,340
    1,750,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B/ \                                                                   8.06     01/01/2037        180,478
      250,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B/ \                                                                   8.36     01/01/2032         35,743
      100,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)/ \                                               8.02     01/01/2033         13,330
      500,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)/ \                                               8.16     01/01/2036         54,335
    2,000,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)/ \                                               8.21     01/01/2035        232,440
    5,000,000    GREENVILLE HOSPITAL SYSTEM SC (HCFR, AMBAC INSURED)                           5.50     05/01/2026      5,162,350
    1,000,000    KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                 REVENUE, CIFG INSURED)                                                        5.00     12/01/2020      1,001,530
    1,150,000    LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                 (LEASE REVENUE, RADIAN INSURED)                                               6.00     12/01/2016      1,255,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL                                SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
SOUTH CAROLINA (continued)
$   1,300,000    LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                 (LEASE REVENUE, RADIAN INSURED)                                               6.00%    12/01/2018    $ 1,406,873
    1,555,000    MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
                 (HCFR) ss.                                                                    8.00     03/01/2014      1,862,921
      500,000    PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC REVENUE,
                 MBIA INSURED)                                                                 5.25     01/01/2011        504,605
    1,025,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY EBENEZER
                 NURSING SERIES A (HFFAR, GNMA)                                                6.90     01/20/2037      1,092,261
    2,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH (HOSPITAL REVENUE) ss. +/-                                             2.96     08/01/2039      1,880,000
    1,500,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE) ss.                            6.88     08/01/2027      1,778,985
                 HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE) ss.
                                                                                                                       18,211,569
                                                                                                                      -----------

SOUTH DAKOTA: 0.48%
      650,000    HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)                  6.00     01/01/2012        698,640
      500,000    LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                                 5.25     05/01/2015        467,495
    1,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES SANFORD
                 HEALTH (HCFR)                                                                 5.00     11/01/2015      1,053,450

                                                                                                                        2,219,585
                                                                                                                      -----------

TENNESSEE: 0.42%
      980,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN (WATER
                 & SEWER REVENUE)                                                              6.50     12/01/2014      1,169,542
      725,000    SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                 LE BONHUER CHILDRENS MEDICAL CENTER SERIES D (HCFR, MBIA
                 INSURED)                                                                      5.50     08/15/2019        806,686

                                                                                                                        1,976,228
                                                                                                                      -----------

TEXAS: 6.84%
    1,850,000    TEXARKANA TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                 SCHOOL BUILDING (PROPERTY TAX REVENUE, US GOVERNMENT GUARANTEED)/ \           4.82     02/15/2018      1,156,028
    5,000,000    ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                       5.00     08/15/2034      5,178,800
    1,080,000    BEXAR COUNTY TX REVENUE PROJECT                                               5.75     08/15/2022      1,139,778
    1,640,000    EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                                  5.25     02/15/2014      1,720,475
    1,000,000    GARZA COUNTY TX PUBIC FACILITIES CORPORATION                                  5.25     10/01/2014      1,016,500
    2,000,000    GATEWAY PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                 APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA) ss. +/-                  4.55     07/01/2034      2,037,460
    2,170,000    HUTTO TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                 SCHOOL BUILDING (EDUCATIONAL FACILITIES REVENUE, PERMANENT
                 SCHOOL FUND GUARANTEED)/ \                                                    4.84     08/01/2018      1,323,852
    2,170,000    HUTTO TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                 SCHOOL BUILDING (EDUCATIONAL FACILITIES REVENUE, PERMANENT
                 SCHOOL FUND GUARANTEED)/ \                                                    5.20     08/01/2020      1,160,451
    1,495,000    MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL
                 REVENUE, AMBAC INSURED)                                                       5.00     01/01/2020      1,543,274
    1,135,000    NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                 UNITED REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST
                 SECURITY BANK LOC)                                                            5.00     09/01/2016      1,221,283
      450,000    NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX
                 UNITED REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST
                 SECURITY BANK LOC)                                                            5.00     09/01/2017        482,706
    2,500,000    NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES A (TOLL
                 ROAD REVENUE)                                                                 6.00     01/01/2024      2,621,975
    4,100,000    NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3 (OTHER
                 REVENUE) ss. +/-                                                              5.75     01/01/2038      4,281,835
    2,500,000    TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES
                 (UTILITIES REVENUE) ss. +/-                                                   3.89     12/15/2017      2,000,000
    1,850,000    TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES C
                 (UTILITIES REVENUE) ss. +/-                                                   4.79     12/15/2026      1,404,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL                                SECURITY NAME                              INTEREST RATE   MATURITY DATE     VALUE
TEXAS (continued)
$     425,000    TEXAS STATE PFA (OTHER REVENUE)                                               5.00%    12/01/2012    $   434,546
      855,000    TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED EDUCATION
                 SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)                                4.50     02/15/2016        800,913
      960,000    TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)                    5.00     02/15/2018        909,734
      155,000    TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)                     4.50     12/01/2009        156,784
      825,000    TOMBALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)/ \                                          4.20     02/15/2015        620,136
      635,000    WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                 SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                                  5.00     08/01/2016        680,288

                                                                                                                       31,891,135
                                                                                                                      -----------

UTAH: 0.66%
    1,000,000    UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (EDUCATIONAL
                 FACILITIES REVENUE)                                                           5.35     07/15/2017        971,430
      500,000    UTAH COUNTY UT LINCOLN ACADEMY SERIES A (EDUCATIONAL
                 FACILITIES REVENUE)++                                                         5.45     06/15/2017        487,605
      750,000    UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL
                 SERIES A (EDUCATIONAL FACILITIES REVENUE)++                                   5.75     07/15/2022        705,375
    1,000,000    WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
                 REVENUE)++                                                                    6.38     06/01/2037        917,400

                                                                                                                       3,081,810
                                                                                                                      -----------

VIRGIN ISLANDS: 0.22%
    1,000,000    VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                                     5.50     10/01/2014      1,015,370
                                                                                                                      -----------

VIRGINIA: 3.63%
    1,850,000    MARQUIS COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER REVENUE)                    5.63     09/01/2018      1,785,639
    1,750,000    REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS
                 CROSSING PROJECT (SPECIAL TAX REVENUE)                                        5.10     03/01/2021      1,527,400
    9,485,000    TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED (EXCISE
                 TAX REVENUE)                                                                  5.50     06/01/2026     10,400,113
      155,000    VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                                   5.00     06/01/2013        160,188
      210,000    VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                                   5.00     06/01/2015        215,195
      100,000    VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
                 (HOUSING REVENUE LOC)                                                         4.50     07/01/2010        102,972
    1,100,000    WATKINS CENTRE COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER REVENUE)             5.40     03/01/2020        993,872
    1,800,000    WHITE OAK VILLAGE VA SHOPS COMMUNITY DEVELOPMENT AUTHORITY
                 (SPECIAL TAX REVENUE)                                                         5.30     03/01/2017      1,731,870

                                                                                                                       16,917,249
                                                                                                                      -----------

WASHINGTON: 3.09%
      310,000    GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
                 REVENUE LOC)                                                                  5.25     01/01/2012        336,155
    3,000,000    OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                 (SPECIAL TAX REVENUE)                                                         5.00     08/01/2011      3,011,220
    2,225,000    QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                 (OTHER REVENUE, ACA INSURED)                                                  5.80     12/01/2015      2,189,734
      400,000    SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                      6.00     06/01/2010        400,212
      450,000    TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET-BACKED                                                                  5.50     06/01/2012        465,165
    3,755,000    TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                 ASSET-BACKED                                                                  6.50     06/01/2026      3,808,697
    1,750,000    WASHINGTON STATE HCFR MASON MEDICAL SERIES A (HCFR)                           6.13     08/15/2037      1,593,288
    2,570,000    WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                           5.00     02/15/2027      2,520,630
       75,000    WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                 PROJECT A                                                                     5.35     07/01/2014         75,221

                                                                                                                       14,400,322
                                                                                                                      -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS    PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

    INTERMEDIATE TAX-FREE FUND

  PRINCIPAL                                SECURITY NAME                              INTEREST RATE   MATURITY DATE      VALUE
WEST VIRGINIA: 0.23%
$   1,115,000    OHIO COUNTY WV COUNTY COMMISSION FORT HENRY CENTRE FINANCING
                 DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                                   5.63%    06/01/2022    $  1,086,779
                                                                                                                      ------------

WISCONSIN: 3.30%
      465,000    BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED               5.00     06/01/2008         465,595
      565,000    BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED               5.00     06/01/2009         570,317
    2,760,000    BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED               6.00     06/01/2017       2,768,777
    8,400,000    BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                 ASSET-BACKED (OTHER REVENUE)                                                  6.13     06/01/2027       8,422,008
       70,000    ST. CROIX FALLS WI CDA                                                        3.95     12/01/2008          70,684
       70,000    ST. CROIX FALLS WI CDA                                                        4.20     12/01/2009          71,621
       75,000    ST. CROIX FALLS WI CDA                                                        4.40     12/01/2010          77,630
      150,000    WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                                  4.25     10/01/2017         153,582
      890,000    WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                                   4.75     07/01/2015         920,830
      230,000    WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE (HCFR LOC)                            4.70     05/01/2008         230,122
    1,360,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
                 (HOUSING REVENUE, GO OF AUTHORITY)                                            4.75     03/01/2012       1,417,226
       20,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                   4.00     05/01/2013          20,412
      210,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                   4.15     05/01/2015         212,995

                                                                                                                        15,401,799
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $461,143,670)                                                                      455,514,952
                                                                                                                      ------------

SHARES

SHORT-TERM INVESTMENTS: 3.73%

MUTUAL FUNDS: 3.73%
   17,405,049    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                         17,405,049
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,405,049)                                                                         17,405,049
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $478,548,719)*                                  101.43%                                                         $472,920,001

OTHER ASSETS AND LIABILITIES, NET                      (1.43)                                                           (6,684,374)
                                                 -----------                                                          ------------

TOTAL NET ASSETS                                      100.00%                                                         $466,235,627
                                                 -----------                                                          ------------

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-       VARIABLE RATE INVESTMENTS.

/ \       ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#         SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

oo        STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

%%        SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++       SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
          $17,405,049.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENT AND NOTES TO FINANCIAL STATEMENT WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


12


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES: 97.02%

ALABAMA: 1.15%
$        985,000  ALABAMA HFA EAST LAKE (MFHR, GNMA)                                   4.80%      06/20/2032       $       873,981
       3,675,000  JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST SECURITY
                  BANK LOC)                                                            5.25       02/01/2015             3,604,550

                                                                                                                         4,478,531

                                                                                                                   ---------------

ALASKA: 0.21%
         783,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                  REVENUE)ss.                                                          6.20       06/01/2022               822,487
                                                                                                                   ---------------

ARIZONA: 6.64%
          25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A                                                    5.30       11/15/2008                25,524
          30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A PREREFUNDED ss.                                    5.50       11/15/2010                31,569
         290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A PREREFUNDED ss.                                    5.38       02/15/2018               317,408
          85,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A PREREFUNDED ss.                                    5.88       02/15/2027                94,575
         100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A PREREFUNDED ss.                                    6.25       11/15/2029               106,418
       4,045,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HOSPITAL REVENUE)ss. +/-                          3.06       02/01/2042             3,782,075
       1,500,000  ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM SERIES B
                  (HOUSING REVENUE, FHLMC)#                                            5.15       12/01/2035             1,523,415
       1,030,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
                  (PROPERTY TAX REVENUE)                                               5.90       07/15/2022               992,384
       2,500,000  GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION
                  (SEWER REVENUE)                                                      4.90       04/01/2019             2,491,600
         548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C
                  (LEASE REVENUE)/\                                                    6.12       11/01/2014               368,585
         548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C
                  (LEASE REVENUE)/\                                                    6.12       12/01/2014               366,765
         548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C
                  (LEASE REVENUE)/\                                                    6.12       01/01/2015               364,930
         548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C
                  (LEASE REVENUE)/\                                                    6.11       02/01/2015               363,121
         548,000  MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT SERIES C
                  (LEASE REVENUE)/\                                                    6.11       03/01/2015               361,307
       1,161,465  PHOENIX AZ & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
                  Insured)                                                             5.25       08/01/2038             1,168,016
       5,000,000  PHOENIX AZ CIVIC IMPROVEMENT CORPORATION CIVIC PLAZA SERIES B
                  (OTHER REVENUE, FGIC INSURED)/\                                      5.64       07/01/2041             3,660,700
         510,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                  (EDUCATIONAL FACILITIES REVENUE)                                     5.60       12/01/2016               495,919
       2,000,000  PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT (LEASE
                  REVENUE)                                                             7.00       01/01/2038             1,852,340
         500,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                  & SEWER REVENUE)                                                     5.45       12/01/2017               455,170
         810,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                  & SEWER REVENUE)                                                     5.75       12/01/2032               673,256
         775,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                  & WASTEWATER AUTHORITY REVENUE)                                      6.55       12/01/2037               710,698
         265,000  SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES
                  DISTRICT AZ (PROPERTY TAX REVENUE)++                                 6.00       07/15/2027               250,242
         310,000  SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES
                  DISTRICT AZ (PROPERTY TAX REVENUE)++                                 6.05       07/15/2032               287,491
       1,600,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                  WASTEWATER AUTHORITY REVENUE)                                        4.70       04/01/2022             1,473,216
       3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)          6.00       07/15/2013             3,608,135

                                                                                                                        25,824,859
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA: 6.05%
$        585,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CAPITAL
                  APPRECIATION SERIES A (OTHER REVENUE, ACA INSURED)/\                 5.04%      12/01/2022       $       159,500
       1,590,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                  A CAPITAL APPRECIATION (ECONOMIC DEVELOPMENT REVENUE, ACA
                  INSURED)/\                                                           4.30       12/01/2017               698,678
       3,000,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                  CONVERTIBLE (HCFR LOC)ss. +/-                                        9.20       05/15/2029             3,000,000
       3,450,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION ss.
                  +/-                                                                  7.95       12/01/2028             3,450,000
       1,900,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT #2 (OTHER REVENUE)                                           4.45       10/01/2011             1,925,650
       1,900,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                             5.25       07/15/2010             1,869,239
       3,000,000  INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
                  (OTHER REVENUE)/\                                                    7.31       06/01/2047               180,240
       2,040,000  LOS ANGELES CA HFA PEPPERMILL I & II                                 5.13       04/01/2028             1,920,334
       1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)               6.50       03/15/2015             1,123,560
       2,065,000  NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)ss. +/-              3.80       07/01/2019             1,693,321
       1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                  PROJECT (TAX INCREMENTAL REVENUE LOC)                                5.50       05/01/2014             1,925,568
       1,200,000  RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY (HOUSING REVENUE,
                  MBIA INSURED)                                                        5.00       09/01/2034             1,182,636
       4,235,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                  FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                     5.50       06/01/2037             4,397,751

                                                                                                                        23,526,477
                                                                                                                   ---------------

COLORADO: 3.26%
       1,550,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)        6.25       05/01/2036             1,442,601
         850,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++         6.13       12/15/2035               775,804
       1,170,000  COLORADO ECFA CHARTER SCHOOL CARBON VALLEY ACADEMY (LEASE
                  REVENUE)                                                             5.63       12/01/2036               983,970
       1,595,000  COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (ECFR)             5.75       07/01/2019             1,539,813
         500,000  COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                  REVENUE)                                                             5.50       10/01/2017               483,850
         590,000  COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (ECFR)++           5.75       12/01/2037               508,698
       4,950,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                  LIEN SERIES B (TOLL ROAD REVENUE LOC)/\                              4.75       09/01/2016             3,335,162
         800,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
                  (AIRPORT REVENUE)                                                    5.15       05/01/2017               748,880
         500,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                  IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                       5.05       05/01/2015               471,895
         890,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                  IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                       5.25       05/01/2020               812,704
       1,560,000  LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE)         5.25       12/01/2017             1,584,710

                                                                                                                        12,688,087
                                                                                                                   ---------------

DISTRICT OF COLUMBIA: 0.16%
         410,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION        5.38       05/15/2010               418,827
         205,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION        5.70       05/15/2012               213,255

                                                                                                                           632,082
                                                                                                                   ---------------

FLORIDA: 8.73%
       1,875,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  (OTHER REVENUE)                                                      4.80       11/01/2012             1,724,475
       1,050,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR
                  LOC)ss. +/-                                                          7.95       12/01/2028             1,050,000
       1,980,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                  REVENUE)                                                             5.75       10/01/2008             1,966,972
       3,700,000  CLAY COUNTY FL HOUSING FINANCE AUTHORITY SERIES A2 (HOUSING
                  REVENUE, FNMA)                                                       4.85       04/01/2028             3,732,634
       2,125,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (OTHER REVENUE)                                                      5.13       05/01/2016             1,873,655

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
FLORIDA (continued)
$        800,000  FLORIDA DEVELOPMENT FINANCE CORPORATION LEARNING GATE
                  COMMUNITY SCHOOL PROJECT SERIES A (EDUCATIONAL FACILITIES
                  REVENUE)                                                             6.00%      02/15/2037       $       725,144
       1,000,000  FLORIDA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES
                  4 (HOUSING REVENUE, GNMA)                                            4.70       07/01/2015             1,012,500
         900,000  FOUNTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT SERIES
                  B (SPECIAL TAX REVENUE)                                              6.00       05/01/2015               840,348
         265,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                  REVENUE LOC)                                                         4.75       12/01/2015               276,387
       1,200,000  HILLSBOROUGH COUNTY FL IDA (ELECTRIC REVENUE)                        5.65       05/15/2018             1,199,724
       3,000,000  HILLSBOROUGH COUNTY FL IDA HILLSBOROUGH COUNTY (OTHER
                  REVENUE, AMBAC INSURED)ss. +/-                                       5.00       12/01/2034             2,970,060
       3,775,000  JACKSONVILLE FL HFA AMT SERIES A2 (HOUSING REVENUE, GNMA)            5.00       04/01/2030             3,906,408
       2,400,000  LEE COUNTY FL (SOLID WASTE REVENUE, MBIA INSURED)                    5.63       10/01/2013             2,518,608
         900,000  MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE, XLCA)                                              5.00       10/01/2012               933,354
       1,000,000  MIAMI DADE COUNTY FL INDUSTRIAL DEVELOPMENT AUTHORITY AIRIS
                  MIAMI II LLC PROJECT (IDR, AMBAC INSURED)                            6.00       10/15/2025             1,011,670
       3,215,000  ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                  PUTTABLE (HOUSING REVENUE, FNMA)ss.                                  5.05       08/01/2033             3,336,816
       3,800,000  SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
                  TERRITORIES)++                                                       5.75       10/01/2022             3,708,838
       1,150,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)ss. +/-                 7.95       12/01/2028             1,150,000

                                                                                                                        33,937,593
                                                                                                                   ---------------

GEORGIA: 3.35%
       3,000,000  ATLANTA GA AMT SERIES B (AIRPORT REVENUE, FGIC INSURED)              6.00       01/01/2018             3,080,970
       4,940,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX
                  REVENUE LOC)                                                         6.25       07/01/2020             5,706,194
       1,385,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
                  ROAD APARTMENTS ss. +/-                                              5.00       10/01/2032             1,303,701
         465,000  FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTH
                  CARE SYSTEM PROJECT (HCFR)                                           6.38       10/01/2028               534,006
           5,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  PREREFUNDED SERIES Y (ELECTRIC REVENUE LOC, MBIA
                  INSURED)ss.                                                          6.50       01/01/2017                 5,883
         450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
                  (ELECTRIC REVENUE LOC, MBIA INSURED)                                 6.50       01/01/2017               518,643
           5,000  GEORGIA STATE SERIES B (OTHER REVENUE)                               6.25       03/01/2011                 5,516
       1,000,000  IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A (LEASE
                  REVENUE)                                                             8.00       08/01/2037               948,160
       1,010,000  THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
                  PROJECT SERIES A ss. +/-                                             5.10       12/01/2035               919,534

                                                                                                                        13,022,607
                                                                                                                   ---------------

GUAM: 0.06%
         310,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
                  GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
                  FACILITIES REVENUE, ACA INSURED)                                     4.50       10/01/2026               241,868
                                                                                                                   ---------------

HAWAII: 0.27%
       1,000,000  HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)                         5.75       07/01/2015             1,037,630
                                                                                                                   ---------------

IDAHO: 0.67%
       2,000,000  IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS CHARTER SCHOOL
                  INCORPORATED SERIES A (OTHER REVENUE)                                6.50       12/01/2038             1,879,000
         715,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I (SFMR)             3.60       07/01/2033               715,307

                                                                                                                         2,594,307
                                                                                                                   ---------------

ILLINOIS: 3.89%
       2,740,000  AURORA IL SERIES B                                                   5.85       12/30/2013             2,630,647
         250,000  DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
                  (SPECIAL TAX REVENUE)                                                5.40       03/01/2016               239,428

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
ILLINOIS (continued)
$      1,750,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
                  UNIVERSITY REVENUE, MBIA INSURED)                                    7.00%      01/01/2019       $     1,793,050
         715,000  HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT
                  PROJECT TAMMS FARM SERIES A (SPECIAL TAX REVENUE)                    6.00       03/01/2044               594,987
         500,000  HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN DEVELOPMENT
                  PRAIRIE RIDGE EAST B (SPECIAL TAX REVENUE)                           5.63       03/01/2022               438,645
       3,970,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                            5.50       12/01/2027             3,694,641
       2,025,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                            5.63       12/01/2032             1,855,994
         410,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (HCFR, GO)                                                  5.35       07/01/2027               389,098
       1,450,000  ILLINOIS FINANCING AUTHORITY CHARTER SCHOOLS UNO CHARTER
                  SERIES C (OTHER REVENUE, ACA INSURED)                                5.38       09/01/2032             1,160,334
         615,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)          5.00       03/01/2025               551,981
         900,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                  GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)          5.35       03/01/2031               808,020
       1,000,000  VERNON HILLS IL TOWN CENTER PROJECT SERIES A (TAX INCREMENTAL
                  REVENUE)                                                             6.25       12/30/2026               946,120

                                                                                                                        15,102,945
                                                                                                                   ---------------

INDIANA: 0.48%
       2,000,000  VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA
                  (OTHER REVENUE)                                                      6.00       12/01/2036             1,857,100
                                                                                                                   ---------------

IOWA: 0.06%
         110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                5.00       06/01/2009               109,562
         125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                5.00       06/01/2010               124,133

                                                                                                                           233,695
                                                                                                                   ---------------

KANSAS: 2.21%
         765,000  CITY OF OLATHECITY KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                  PROJECT (TAX INCREMENTAL REVENUE)                                    5.50       09/01/2026               669,375
         355,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                  HARTFORD (HCFR LOC)                                                  6.13       04/01/2012               361,408
       3,250,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                  SERIES A (SFHR, GNMA)                                                5.40       12/01/2037             3,327,968
         725,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                  SERIES A5 (HOUSING REVENUE LOC)ss. +/-                               5.70       12/01/2036               723,615
       2,130,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                  TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST
                  PROJECT (OTHER REVENUE)                                              4.88       10/01/2028             1,817,082
       1,750,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                  SECOND LIEN AREA B (SALES TAX REVENUE)                               5.00       12/01/2020             1,687,805

                                                                                                                         8,587,253
                                                                                                                   ---------------

KENTUCKY: 0.85%
       1,745,000  KENTUCKY EDFA CHRISTIAN CARE COMMUNITIES PROJECTS                    5.38       11/20/2035             1,756,831
       1,550,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)ss.
                  +/-                                                                  7.95       12/01/2028             1,550,000

                                                                                                                         3,306,831
                                                                                                                   ---------------

LOUISIANA: 3.31%
       3,075,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                  CORRECTIONAL FACILITIES PROJECT                                      6.25       03/01/2019             3,032,073
       1,000,000  COLONIAL PINNACLE COMMUNITY DEVELOPMENT DISTRICT (OTHER
                  REVENUE)%%                                                           7.00       05/01/2037               979,380
       3,035,000  DESOTO PARISH  INTERNATIONAL PAPER COMPANY PROJECT SERIES A
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     5.00       11/01/2018             2,835,692
       3,000,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (OTHER REVENUE, AMBAC INSURED)                              5.00       06/01/2019             3,038,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
LOUISIANA (continued)
$      1,675,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                  SERIES B (OTHER REVENUE, AMBAC INSURED)                              5.00%      06/01/2020       $     1,680,796
       1,200,000  NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                  5.50       12/01/2021             1,291,020

                                                                                                                        12,857,481
                                                                                                                   ---------------

MASSACHUSETTS: 1.37%
       3,500,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)         5.50       01/01/2013             3,522,015
         800,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)         5.50       01/01/2016               805,032
       1,000,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)         5.50       01/01/2017             1,006,290

                                                                                                                         5,333,337
                                                                                                                   ---------------

MICHIGAN: 2.85%
       1,610,000  CRESCENT ACADEMY MI COP (OTHER REVENUE)                              5.75       12/01/2036             1,329,941
       3,950,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                             5.75       10/01/2037             3,506,889
       1,480,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++               6.50       09/01/2037             1,370,880
       1,175,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                  OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)           6.25       10/01/2023             1,132,160
       1,150,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
                  (HOSPITAL REVENUE)                                                   5.25       11/01/2015             1,216,999
       1,650,000  MICHIGAN STRATEGIC FUND SERIES A (HOUSING REVENUE, GUARANTEE
                  AGREEMENT)                                                           5.25       10/15/2021             1,726,395
         900,000  STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE REVENUE)              6.13       03/01/2037               801,909

                                                                                                                        11,085,173
                                                                                                                   ---------------

MINNESOTA: 1.74%
         810,000  BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
                  (TAX INCREMENTAL REVENUE)                                            5.00       08/01/2009               828,452
       1,000,000  FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
                  REVENUE)                                                             6.00       11/01/2037               889,080
         545,000  MEEKER COUNTY MN HOSPITAL FACILITIES MEMORIAL HOSPITAL
                  PROJECT (HCFR)                                                       5.13       11/01/2015               534,656
         570,000  MEEKER COUNTY MN HOSPITAL FACILITIES MEMORIAL HOSPITAL
                  PROJECT (HCFR)                                                       5.25       11/01/2016               549,195
         330,000  MEEKER COUNTY MN HOSPITAL FACILITIES MEMORIAL HOSPITAL
                  PROJECT (HCFR)                                                       5.25       11/01/2017               317,133
         490,000  ROCHESTER CITY MN MADONNA TOWERS INCORPORATED PROJECT SERIES
                  A (HOUSING REVENUE)                                                  5.50       11/01/2017               477,530
         625,000  ROCHESTER CITY MN MADONNA TOWERS INCORPORATED PROJECT SERIES
                  A (HOUSING REVENUE)                                                  5.88       11/01/2028               590,231
       1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  PLANT REVENUE LOC)                                                   5.50       01/01/2012             1,030,320
       1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                    7.50       12/01/2031             1,564,290

                                                                                                                         6,780,887
                                                                                                                   ---------------

MISSISSIPPI: 0.36%
         500,000  GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
                  FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)                   5.00       10/01/2022               411,805
       1,000,000  MISSISSIPPI HOME CORPORATION HOUSING MADONNA MANOR APARTMENTS
                  #3 (MFHR, GNMA)                                                      5.25       01/20/2024               988,290

                                                                                                                         1,400,095
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
MISSOURI: 3.30%
$        560,000  CASS COUNTY MO (HOSPITAL REVENUE)                                    5.00%      05/01/2014       $       565,824
       1,360,000  CASS COUNTY MO (HOSPITAL REVENUE)                                    5.50       05/01/2027             1,280,331
         600,000  COTTLEVILLE MO COP (LEASE REVENUE)                                   5.25       08/01/2031               563,142
         975,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT          5.20       04/15/2020               946,793
         250,000  KANSAS CITY MO MAINCOR PROJECT SERIES A (TAX INCREMENTAL
                  REVENUE)                                                             5.25       03/01/2018               239,183
       3,475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                   5.25       12/01/2014             3,481,568
       1,250,000  MISSOURI HOUSING DEVELOPMENT COMMISSION AMT HOMEOWNERSHIP
                  LOAN PROGRAM SERIES B (HOUSING REVENUE, GNMA)                        6.05       03/01/2037             1,308,188
         760,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                5.00       09/01/2026               751,853
       3,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT
                  APARTMENTS ss. +/-                                                   5.00       02/01/2029             3,702,109

                                                                                                                        12,838,991
                                                                                                                   ---------------

MONTANA: 0.33%
         510,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                     5.00       06/01/2014               518,078
         560,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                     5.00       06/01/2016               561,826
         195,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                  INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                     5.00       06/01/2023               198,091

                                                                                                                         1,277,995
                                                                                                                   ---------------

NEVADA: 0.75%
       2,000,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                  BANK NA LOC)                                                         5.00       06/01/2024             1,901,880
       1,100,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                  BANK NA LOC)                                                         5.13       06/01/2027             1,031,118

                                                                                                                         2,932,998
                                                                                                                   ---------------

NEW HAMPSHIRE: 0.38%
       1,800,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT  (IDR)                                          5.20       05/01/2027             1,480,752
                                                                                                                   ---------------

NEW JERSEY: 2.96%
         500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)       5.63       06/15/2019               500,620
       2,500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (OTHER REVENUE)                                                      5.63       06/15/2018             2,504,525
       1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  REVENUE                                                              5.75       06/15/2029               977,160
       2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  REVENUE                                                              5.75       06/15/2034             1,901,280
       5,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                  REVENUE)                                                             6.38       06/01/2032             5,607,850

                                                                                                                        11,491,435
                                                                                                                   ---------------

NEW MEXICO: 0.37%
       1,485,000  OTERO COUNTY NM (JAIL FACILITIES REVENUE)                            5.50       04/01/2013             1,443,984
                                                                                                                   ---------------

NEW YORK: 3.29%
       1,370,000  ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SERIES A BRIGHTER
                  CHOICE CHARTER SCHOOL (EDUCATIONAL FACILITIES REVENUE)               4.55       04/01/2015             1,319,077
         950,000  ERIE COUNTY NY DEVELOPMENT AGENCY GLOBAL CONCEPTS CHARTER
                  SCHOOL PROJECT (IDR)                                                 6.25       10/01/2037               870,381
       1,775,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                  (HFFA REVENUE)                                                       4.75       12/01/2014             1,657,193
         200,000  NASSAU COUNTY NY IDA                                                 6.88       07/01/2010               210,784
         680,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                  AERONAUTICS SERIES A                                                 5.00       12/01/2016               663,156
         950,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                       6.88       07/01/2010               955,738
         100,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE
                  TAX ss. +/-                                                          5.25       02/01/2029               104,792

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
NEW YORK (continued)
$      3,465,000  NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
                  (HOSPITAL REVENUE)ss. +/-                                            2.90%      05/01/2018       $     2,841,300
       1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                            5.50       10/15/2014             1,077,370
       1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)              5.60       10/15/2015             1,080,690
       2,000,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY
                  SERIES A (OTHER REVENUE)++                                           5.25       12/01/2016             2,006,760

                                                                                                                        12,787,241
                                                                                                                   ---------------

NORTH DAKOTA: 0.25%
         960,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                  (RECREATIONAL FACILITIES REVENUE)                                    6.30       11/15/2010               961,440
                                                                                                                   ---------------

OHIO: 3.31%
       2,465,000  CINCINNATI OH TECHNICAL COLLEGE COMMUNITY COLLEGE (COLLEGE
                  AND UNIVERSITY REVENUE, AMBAC INSURED)                               5.25       10/01/2019             2,515,680
         550,000  DEERFIELD TOWNSHIP OH (TAX ALLOCATION REVENUE)                       5.00       12/01/2025               519,129
       3,760,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTS ss. +/-                  4.95       11/01/2035             3,590,687
       2,700,000  OHIO ENTERPRISE BOND SERIES 2A (ECONOMIC DEVELOPMENT REVENUE)        5.50       12/01/2019             2,616,219
       1,900,000  RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES
                  A (OTHER REVENUE)                                                    5.75       12/01/2027             1,793,125
       2,000,000  TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
                  COMMONS (OTHER REVENUE)                                              5.40       11/01/2036             1,824,120

                                                                                                                        12,858,960
                                                                                                                   ---------------

OKLAHOMA: 1.38%
         750,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                          6.00       12/01/2025               737,115
       2,250,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                          6.25       12/01/2032             2,219,153
       1,921,508  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
                  (EDUCATIONAL FACILITIES REVENUE)                                     6.25       08/15/2014             2,119,923
         290,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND           6.80       09/01/2026               296,685

                                                                                                                         5,372,876
                                                                                                                   ---------------

OREGON: 0.50%
         925,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                         5.13       12/01/2023               895,890
       1,045,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT AMT SFMR
                  PROGRAM SERIES B (HOUSING REVENUE)                                   4.55       07/01/2027             1,054,917

                                                                                                                         1,950,807
                                                                                                                   ---------------

PENNSYLVANIA: 3.20%
       2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                  SERIES A                                                             7.50       12/15/2029             2,276,929
       2,000,000  CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                  (IDR)                                                                6.38       12/15/2037             1,845,460
       1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A               5.63       10/01/2015             1,495,406
         925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT SERIES C                                                  7.75       07/01/2027             1,212,342
       1,750,000  HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
                  (COLLEGE & UNIVERSITY REVENUE)                                       5.40       09/01/2016             1,749,913
       1,880,000  PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR
                  LOC)                                                                 5.70       11/15/2011             1,879,868
         300,000  PENNSYLVANIA HOUSING FINANCE AGENCY AMT SERIES 99A (HOUSING
                  REVENUE)                                                             4.70       10/01/2017               301,986
       1,200,000  PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
                  REVENUE)                                                             5.85       08/15/2037             1,092,696
         585,000  PHILADELPHIA PA FRANKLIN TOWNE CHARTER HIGH SERIES A (IDR)           5.00       01/01/2017               574,394

                                                                                                                        12,428,994
                                                                                                                   ---------------

PUERTO RICO: 3.32%
       1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)             5.65       07/01/2015             1,102,470
       4,950,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)          5.00       07/01/2018             5,022,864

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

\

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
PUERTO RICO (continued)

$      1,000,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
                  (SEWER REVENUE)                                                      6.00%      07/01/2038       $     1,019,830
       1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY                                                    5.00       02/01/2010             1,033,838
       2,500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES M (LEASE REVENUE, US GOVERNMENT GUARANTEED)                   6.25       07/01/2031             2,655,600
       2,000,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                  APPROPRIATION SERIES A (OTHER REVENUE, AMBAC INSURED)                5.13       06/01/2024             2,066,780

                                                                                                                        12,901,382
                                                                                                                   ---------------

SOUTH CAROLINA: 1.55%
       5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B/\                                                           8.57       01/01/2027             1,036,700
         400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B/\                                                           8.54       01/01/2028                76,696
      10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B/\                                                           8.36       01/01/2032             1,479,740
       2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B/\                                                           8.01       01/01/2038               241,675
       1,495,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                  REVENUE, CIFG INSURED)                                               5.00       12/01/2020             1,497,287
       1,150,000  LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                  (LEASE REVENUE, RADIAN INSURED)                                      6.00       12/01/2031             1,186,478
       1,835,000  THREE RIVERS SOLID WASTE AUTHORITY SOUTH CAROLINA CAPITAL
                  APPRECIATION LANDFILL GAS PROJECT (SOLID WASTE REVENUE)/\            5.45       10/01/2032               491,248

                                                                                                                         6,009,824
                                                                                                                   ---------------

SOUTH DAKOTA: 1.51%
       2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                   5.50       05/01/2019             1,823,700
         440,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)        7.00       11/01/2013               443,634
       1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)        7.00       11/01/2023             1,268,470
         275,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A                                                     4.75       04/01/2010               280,464
         285,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A                                                     5.00       04/01/2011               293,225
         300,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A                                                     5.25       04/01/2012               312,609
         320,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                  PROJECT SERIES A                                                     5.25       04/01/2013               334,426
         420,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B       5.00       04/01/2014               420,433
         685,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A       5.50       04/01/2018               701,830

                                                                                                                         5,878,791
                                                                                                                   ---------------

TENNESSEE: 0.27%
       1,075,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
                  PRESCOTT PLACE APARTMENTS PROJECT ss. +/-                            5.13       05/01/2038             1,029,485
                                                                                                                   ---------------

TEXAS: 8.18%

       5,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A              5.00       08/15/2034             5,696,680
         200,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                  CENTER FIRST TIER SERIES B (OTHER REVENUE)                           6.00       01/01/2009               202,674
         475,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                  CENTER FIRST TIER SERIES B (OTHER REVENUE)                           6.00       01/01/2010               488,599
       1,725,000  COPPELL TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)/\           5.00       08/15/2021               891,221
       5,000,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
                  IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, FGIC
                  INSURED)                                                             5.63       11/01/2021             5,038,700
       1,200,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
                  IMPROVEMENT CORPORATION SUBSERIES C2 (AIRPORT REVENUE, XLCA
                  INSURED)%%                                                           6.13       11/01/2018             1,200,372

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
TEXAS (continued)
$      1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                        5.25%      10/01/2016       $     1,204,080
         755,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                        5.25       10/01/2017               752,765
       2,000,000  GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)          5.75       10/01/2025             1,944,180
       1,800,000  LEWISVILLE TX (OTHER REVENUE)                                        6.75       10/01/2032             1,753,992
       1,500,000  MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS CENTER
                  COMPANY PROJECT (OTHER REVENUE)ss. +/-                               5.13       06/01/2030             1,495,695
       2,500,000  NORTH TX TOLLWAY AUTHORITY FIRST TIER INSURED SERIES D (OTHER
                  REVENUE, ASSURED GUARANTY)/\                                         5.62       01/01/2028               841,475
       1,250,000  NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES A (TOLL
                  ROAD REVENUE)                                                        6.00       01/01/2024             1,310,988
       3,100,000  NORTH TX TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3 (OTHER
                  REVENUE)ss. +/-                                                      5.75       01/01/2038             3,237,485
       2,000,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES B
                  (UTILITIES REVENUE)ss. +/-                                           3.89       12/15/2017             1,600,000
       1,900,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES C
                  (UTILITIES REVENUE)ss. +/-                                           4.80       12/15/2026             1,442,271
          90,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                  INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)          4.70       02/15/2020                80,810
         870,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                  EDUCATION SERIES A (OTHER REVENUE)                                   5.75       12/01/2027               813,598
         550,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                  EDUCATION SERIES A (OTHER REVENUE)                                   5.88       12/01/2036               505,511
       1,385,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)           5.00       02/15/2018             1,312,481

                                                                                                                        31,813,577
                                                                                                                   ---------------

UTAH: 1.10%
       1,000,000  UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN-SERIES A
                  (PRIVATE SCHOOL REVENUE)                                             5.75       02/15/2022               941,610
         700,000  UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL
                  SERIES A (EDUCATIONAL FACILITIES REVENUE)++                          6.00       07/15/2037               626,346
       1,800,000  UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY
                  SERIES A (EDUCATIONAL FACILITIES REVENUE)                            5.80       06/15/2038             1,623,546
       1,200,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                  FACILITIES REVENUE)++                                                6.38       06/01/2037             1,100,880

                                                                                                                         4,292,382
                                                                                                                   ---------------

VIRGINIA: 4.11%
       1,855,000  MARQUIS COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER REVENUE)           5.63       09/01/2018             1,790,465
       1,894,000  REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS
                  CROSSING PROJECT (SPECIAL TAX REVENUE)                               5.10       03/01/2021             1,653,083
       8,760,000  TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED (EXCISE
                  TAX REVENUE)                                                         5.50       06/01/2026             9,605,165
       1,150,000  WATKINS CENTRE COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER
                  REVENUE)                                                             5.40       03/01/2020             1,039,048
       1,950,000  WHITE OAK VILLAGE VA SHOPS COMMUNITY DEVELOPMENT AUTHORITY
                  (SPECIAL TAX REVENUE)                                                5.30       03/01/2017             1,876,193

                                                                                                                        15,963,954
                                                                                                                   ---------------

WASHINGTON: 3.47%
       1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                               4.75       12/01/2013             1,241,208
         205,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                  (OTHER REVENUE, ACA INSURED)                                         5.80       12/01/2015               201,751
       4,940,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED                                                         6.50       06/01/2026             5,010,642
       2,500,000  WASHINGTON STATE HCFR MASON MEDICAL SERIES A (HCFR)                  6.13       08/15/2037             2,276,125
       2,500,000  WASHINGTON STATE HCFR PROVIDENCE HEALTH SERIES D (HCFR, FIRST
                  SECURITY BANK LOC)                                                   5.25       10/01/2033             2,531,100
       1,655,000  WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                  5.00       02/15/2027             1,623,207

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

   PRINCIPAL                           SECURITY NAME                             INTEREST RATE    MATURITY DATE         VALUE
WASHINGTON (continued)
$        615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                  PROJECT A                                                            5.35%      07/01/2014       $       616,814

                                                                                                                        13,500,847
                                                                                                                   ---------------

WEST VIRGINIA: 0.32%
         500,000  BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
                  (SEWER REVENUE)                                                      5.00       10/01/2022               468,120
         600,000  OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                  FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                5.85       06/01/2034               557,580
         215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A         5.00       06/01/2015               216,402

                                                                                                                         1,242,102
                                                                                                                   ---------------

WISCONSIN: 4.60%
         380,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE
                  TAX REVENUE)                                                         5.75       06/01/2012               396,811
       8,250,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED                                                         6.00       06/01/2017             8,276,235
       3,020,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED (OTHER REVENUE)                                         6.13       06/01/2027             3,027,912
       1,200,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                  SERIES A                                                             5.75       08/01/2035             1,130,700
         520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            5.35       12/01/2010               523,520
         390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                            5.50       12/01/2011               392,703
         250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE, MBIA INSURED)                           5.50       12/15/2017               282,308
       2,800,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM
                  PROJECT ss. +/-                                                      5.00       12/01/2027             2,820,664
       1,000,000  WISCONSIN STATE HEFA WAUSAU HOSPITAL INCORPORATED SERIES A
                  (HCFR, AMBAC INSURED)                                                5.00       08/15/2014             1,019,710

                                                                                                                        17,870,563
                                                                                                                   ---------------

WYOMING: 0.90%
       3,500,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                  CHASE BANK LOC)                                                      4.65       12/01/2016             3,515,462
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $387,926,145)                                                                      377,196,167
                                                                                                                   ---------------

                                     SHARES
SHORT-TERM INVESTMENTS: 4.20%

MUTUAL FUNDS: 4.20%
      16,326,483  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                        16,326,483
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,326,483)                                                                         16,326,483
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $404,252,628)*                                     101.22%                                                   $   393,522,650

OTHER ASSETS AND LIABILITIES, NET                         (1.22)                                                        (4,728,692)
                                                     ----------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   388,793,958
                                                     ----------                                                    ---------------


ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

#       SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

/\      ZERO COUPON BOND.  INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2)
        OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,326,483.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL                               SECURITY NAME                             INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES: 99.00%

ALABAMA: 2.66%
$      1,250,000  EAST AL HEALTH CARE AUTHORITY SERIES B (HFFA REVENUE)                4.63%       09/01/2012   $ 1,251,688
         450,000  JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)                                    4.63        02/15/2012       459,603
       3,945,000  LAKE MARTIN AL AREA IDA (IDR)                                        4.50        02/01/2010     3,978,493
       3,200,000  LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS BANK LOC)            4.00        08/01/2010     3,194,208
       6,455,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  BARRY SERIES A (POWER REVENUE) +/- ss.                               4.75        06/01/2034     6,470,363
       3,350,000  WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE
                  PROJECT (OTHER REVENUE) +/-ss.                                       5.00        07/01/2037     3,382,964

                                                                                                                 18,737,319
                                                                                                                -----------

ALASKA: 0.27%
         460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                  REVENUE LOC)                                                         6.00        01/01/2015       469,821
         769,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                  REVENUE) ss.                                                         6.20        06/01/2022       807,781
         550,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                  REVENUE) ss.                                                         6.50        06/01/2031       593,670

                                                                                                                  1,871,272
                                                                                                                -----------

ARIZONA: 3.33%
       2,150,000  ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR
                  SUBORDINATE SERIES                                                   6.30        12/01/2008     2,162,664
       9,900,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HOSPITAL REVENUE)+/-ss.                           3.06        02/01/2042     9,256,500
         265,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                  (PROPERTY TAX REVENUE)                                               4.50        07/15/2009       267,761
         180,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                  (PROPERTY TAX REVENUE)                                               4.70        07/15/2010       183,035
         185,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                  (PROPERTY TAX REVENUE)                                               4.85        07/15/2011       187,873
         100,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT
                  (PROPERTY TAX REVENUE)                                               5.00        07/15/2012       101,340
       3,350,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                  LIEN (WATER REVENUE)                                                 4.75        10/01/2032     3,252,549
       2,955,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY CONSTELLATION
                  SCHOOLS PROJECT (OTHER REVENUE)                                      6.38        01/01/2019     2,852,284
       1,635,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY GLOBAL WATER
                  RESEARCH LLC PROJECT (WATER REVENUE)                                 5.50        12/01/2013     1,584,413
       1,500,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)          4.85        07/15/2014     1,490,595
       2,158,851  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
                  FORT APACHE TIMBER EQUIPMENT LEASE(I)                                6.25        03/04/2012     2,138,428

                                                                                                                 23,477,442
                                                                                                                -----------

ARKANSAS: 0.22%
         500,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.20        10/01/2009       502,345
         495,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.30        10/01/2010       499,084
         165,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.40        10/01/2011       165,658
         405,000  GARLAND COUNTY AR FACILITIES BOARD                                   4.50        10/01/2012       405,855

                                                                                                                  1,572,942
                                                                                                                -----------

CALIFORNIA: 10.49%
       2,475,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE (HOUSING REVENUE,
                  GNMA INSURED)ss.                                                     4.10        08/01/2039     2,462,328
       1,630,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES PROGRAM SERIES E (HOUSING REVENUE,
                  GNMA)                                                                4.35        02/01/2024     1,652,445

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL                              SECURITY NAME                              INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$      2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                  MORTGAGE-BACKED SECURITIES SERIES D (OTHER REVENUE, GNMA)            4.30%       08/01/2024   $ 2,524,825
         500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                  (HCFR LOC)+/-ss.                                                     9.20        05/15/2029       500,000
       4,950,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                  CONVERTIBLE (HCFR LOC)+/-ss.                                         9.20        05/15/2029     4,950,000
         595,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                  PROJECT (GO - STATES, TERRITORIES)                                   4.60        11/01/2013       588,925
       4,400,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING
                  FOUNDATION+/-ss.                                                     7.95        12/01/2028     4,400,000
       3,300,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                  PROJECT #2 (OTHER REVENUE)                                           4.45        10/01/2011     3,344,550
       3,400,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                             5.25        07/15/2010     3,344,954
      31,585,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                  2003 A1 PREREFUNDED (EXCISE TAX REVENUE)                             6.25        06/01/2033    34,674,645
       2,500,000  MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT
                  PROJECT AREA #1 (TAX INCREMENTAL REVENUE)                            4.40        06/01/2012     2,506,025
       8,300,000  NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)+/- ss.              3.80        07/01/2019     6,806,083
       1,520,000  OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)             5.65        08/01/2014     1,533,847
       1,575,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                             4.50        03/01/2011     1,585,206
       3,000,000  VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
                  SERIES A3 (UTILITIES REVENUE, MBIA INSURED)+/- ss.                   5.00        08/01/2021     3,002,670

                                                                                                                 73,876,503
                                                                                                                -----------

COLORADO: 0.16%
         395,000  COLORADO ECFA DENVER ACADEMY SERIES A                                5.00        05/01/2008       395,265
         750,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
                  REVENUE)                                                             5.00        05/01/2011       734,790

                                                                                                                  1,130,055
                                                                                                                -----------

CONNECTICUT: 1.06%
         815,000  CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR WATERBURY SERIES
                  A (LEASE REVENUE LOC)                                                6.75        07/01/2013       829,002
       4,750,000  CONNECTICUT STATE HEFAR HOSPITAL FOR SPECIAL CARE SERIES D
                  (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)+/- ss.              4.15        07/01/2037     4,750,000
       2,000,000  MASHANTUCKET WESTERN PEQUOT TRIBE CT SUBSERIES B (SPECIAL TAX
                  REVENUE)/\                                                           3.30        09/01/2009     1,909,460

                                                                                                                  7,488,462
                                                                                                                -----------

DELAWARE: 0.60%
       2,660,000  DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR, AMBAC
                  INSURED)                                                             5.25        10/01/2010     2,823,590
       1,425,000  DELAWARE STATE HOUSING AUTHORITY SENIOR SINGLE FAMILY
                  MORTGAGE SERIES D1 (HOUSING REVENUE)                                 4.63        01/01/2023     1,438,096

                                                                                                                  4,261,686
                                                                                                                -----------

DISTRICT OF COLUMBIA: 0.25%
       1,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE
                  APARTMENTS PROJECT B (HOUSING REVENUE)                               4.10        03/01/2009     1,010,040
         740,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION        5.38        05/15/2010       755,932

                                                                                                                  1,765,972
                                                                                                                -----------

FLORIDA: 5.54%
       2,800,000  ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
                  PROJECT (HOUSING REVENUE, GIC RABOBANK NEDERLAND LOC)                4.25        01/01/2012     2,807,812

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS        PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL                               SECURITY NAME                             INTEREST RATE  MATURITY DATE     VALUE
FLORIDA (continued)

$      3,250,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  (OTHER REVENUE)                                                      4.80%       11/01/2012   $ 2,989,090
         128,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                 6.50        09/01/2022       134,511
       3,400,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR
                  LOC)+/- ss.                                                          7.95        12/01/2028     3,400,000
       3,370,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                  REVENUE)                                                             5.75        10/01/2008     3,347,825
       1,550,000  CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK
                  ACCOUNT SERIES A (OTHER REVENUE, MBIA INSURED)                       5.00        03/01/2011     1,637,343
       1,500,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                  (OTHER REVENUE)                                                      5.13        05/01/2016     1,322,580
       1,200,000  ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR,
                  FHLMC)                                                               4.15        10/01/2021     1,181,496
         770,000  ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2
                  (HOUSING REVENUE LOC)                                                6.95        04/01/2024       802,409
         435,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                  HEALTH SYSTEM SERIES G (HCFR LOC)                                    5.00        11/15/2009       447,058
         400,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST
                  HEALTH SYSTEM SERIES G (HCFR LOC)                                    5.00        11/15/2010       414,996
         455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
                  PARKING SOLUTIONS PROJECT (IDR LOC)                                  3.63        10/01/2008       451,201
           5,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
                  PARKING SOLUTIONS PROJECT (IDR LOC)                                  3.80        10/01/2009         4,883
       1,000,000  LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                  PROJECT (HCFR)                                                       5.00        11/15/2009     1,015,980
         155,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                  REVENUE LOC)                                                         6.50        11/01/2023       157,477
       1,595,000  MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL AIRPORT SERIES B
                  (AIRPORT REVENUE, XLCA)                                              5.00        10/01/2012     1,654,111
       4,580,000  MIAMI DADE COUNTY FL HOUSING FINANCE AUTHORITY HOME OWNERSHIP
                  MORTGAGE SERIES A1 (HOUSING REVENUE, GNMA)                           5.20        10/01/2031     4,622,823
       2,500,000  MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  MBIA INSURED)+/- ss.                                                 5.50        05/01/2030     2,654,400
       1,500,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                  FGIC INSURED)+/- ss.                                                 5.00        08/01/2025     1,542,750
       1,700,000  PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                  SERIES B (HOUSING REVENUE)                                           4.13        07/01/2010     1,727,880
       1,610,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL
                  REVENUE, MBIA INSURED)                                               5.00        05/01/2011     1,708,661
         560,000  ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS
                  PROJECT SERIES A PREREFUNDED (NURSING HOME REVENUE)ss.               8.00        01/01/2017       618,184
       1,448,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CERTIFICATES FL
                  SERIES 2004 C CLASS A                                                4.05        11/01/2008     1,452,416
       2,900,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)+/- ss.                 7.95        12/01/2028     2,900,000

                                                                                                                 38,995,886
                                                                                                                -----------

GEORGIA: 2.21%
       2,000,000  ATLANTA GA AMT SERIES B (AIRPORT REVENUE, FGIC INSURED)              6.00        01/01/2018     2,053,980
       4,550,000  ATLANTA GA GENERAL SERIES A (AIRPORT REVENUE, FGIC INSURED)          5.50        01/01/2021     4,701,697
       1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)#                             5.50        11/01/2011     1,077,180
       2,013,788  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(I)                4.20        08/01/2013     2,017,795
         745,956  DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B(I)              4.20        08/01/2013       747,440
         622,469  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(I)           4.20        03/01/2013       622,893
       4,000,000  MONROE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                  SCHERER SERIES 1 (OTHER REVENUE)+/- ss.                              4.50        07/01/2025     3,975,080
         372,617  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(I)         4.20        03/01/2013       372,871

                                                                                                                 15,568,936
                                                                                                                -----------

GUAM: 0.29%
       2,000,000  GUAM POWER AUTHORITY SERIES A (POWER REVENUE, AMBAC INSURED)         5.25        10/01/2014     2,050,620
                                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL                                 SECURITY NAME                           INTEREST RATE  MATURITY DATE     VALUE
HAWAII: 0.44%
$      3,000,000  HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)                         5.75%       07/01/2015   $ 3,112,890
                                                                                                                -----------

ILLINOIS: 3.78%
       2,850,000  AURORA IL SERIES B                                                   4.90        12/30/2011     2,769,545
         940,000  AURORA IL TAX INCREMENTAL REVENUE                                    5.00        12/30/2008       936,033
         990,000  AURORA IL TAX INCREMENTAL REVENUE                                    5.00        12/30/2009       979,496
         400,000  CHICAGO IL CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
                  REVENUE)                                                             4.50        12/01/2012       401,148
         750,000  CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT
                  SERIES A (TAX REVENUE, ACA INSURED)                                  5.00        11/15/2010       767,145
       1,215,000  CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA)                         4.38        12/01/2017     1,232,156
       1,485,000  CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)                          4.20        06/01/2022     1,481,005
       2,200,000  CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)                          4.15        06/01/2022     2,192,058
       1,640,000  COOK COUNTY IL SCHOOL DISTRICT #159 MATTESON-RICHTON PARK
                  (OTHER REVENUE)                                                      6.00        04/01/2008     1,640,164
       5,900,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER
                  REVENUE)+/-ss.                                                       3.75        02/01/2033     5,803,535
         270,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                  SERIES A                                                             5.38        07/01/2009       275,756
       2,000,000  ILLINOIS FINANCE AUTHORITY LOYOLA UNIVERSITY CHICAGO SERIES B
                  (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)+/- ss.                4.97        07/01/2034     2,000,000
       1,480,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (OTHER REVENUE)                                             4.75        07/01/2010     1,507,084
       1,440,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (OTHER REVENUE)                                             4.80        07/01/2011     1,470,730
       1,000,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                  SERIES A (OTHER REVENUE)                                             4.85        07/01/2012     1,025,000
         110,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS               4.63        07/01/2008       109,721
       1,050,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                  HOSPITAL (HOSPITAL REVENUE)                                          5.50        10/01/2010     1,101,135
         385,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                  SYSTEMS PROJECT (HCFR LOC)                                           5.25        10/01/2009       393,736
          95,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE,
                  FIRST SECURITY BANK LOC)                                             4.38        07/01/2015        94,528
         135,000  SALEM IL AMERICANA BUILDING PRODUCTS+/- ss.                          6.50        04/01/2017       135,000
         280,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                  HOSPITAL                                                             6.05        12/01/2011       299,575

                                                                                                                 26,614,550
                                                                                                                -----------

INDIANA: 1.40%
         765,000  BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE,
                  MBIA INSURED)                                                        6.25        07/05/2016       867,732
       2,000,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-              2.81        10/15/2009     1,900,000
       3,670,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-              2.83        10/15/2010     3,486,500
         595,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER
                  REVENUE)                                                             4.00        08/15/2012       602,366
         280,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER
                  REVENUE)                                                             4.00        08/15/2012       283,466
         530,000  SHELBY COUNTY IN JAIL BUILDING CORPORATION                           5.40        07/15/2008       531,399
         650,000  VALPARAISO IN VALPARAISO FAMILY YMCA (OTHER REVENUE)                 4.70        12/01/2009       655,980
       1,500,000  WEST BADEN SPRINGS IN TOWN HALL SPECIAL REVENUE BAN (OTHER
                  REVENUE)                                                             5.00        11/01/2011     1,505,820

                                                                                                                  9,833,263
                                                                                                                -----------

IOWA: 2.58%
         425,000  MUSCATINE IA (ELECTRIC REVENUE)                                      9.70        01/01/2013       478,325
       2,190,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B (EXCISE TAX REVENUE LOC)                       5.50        06/01/2011     2,369,777
         180,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE
                  LOC)ss.                                                              5.50        06/01/2012       196,139
       1,895,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE
                  LOC)ss.                                                              5.50        06/01/2013     2,064,906
         460,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                  ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE
                  LOC) ss.                                                             5.50        06/01/2014       501,244

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     SHORT-TERM MUNICIPAL BOND FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE       VALUE
IOWA (continued)
$     11,795,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
                   ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE
                   LOC) ss.                                                                5.30%    06/01/2025   $     12,588,804

                                                                                                                       18,199,195
                                                                                                                 ----------------

KANSAS: 3.39%
       2,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A (OTHER
                   REVENUE, XLCA INSURED) +/- ss.                                           5.25    12/01/2023          2,467,650
         100,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                   PROJECT (OTHER REVENUE)                                                  5.00    09/01/2009            101,095
         205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                   PROJECT (OTHER REVENUE)                                                  5.00    09/01/2010            208,253
         225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                   PROJECT (OTHER REVENUE)                                                  5.00    03/01/2011            227,421
         200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                   PROJECT (OTHER REVENUE)                                                  5.00    09/01/2011            202,496
       1,945,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE,
                   GNMA)                                                                    4.10    12/01/2023          1,967,932
       1,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                   ANTICIPATION NOTES BETHEL UNIVERSITY SERIES B (OTHER REVENUE)            5.25    05/01/2008          1,501,380
       3,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                   ANTICIPATION NOTES OTTAWA UNIVERSITY SERIES E (OTHER REVENUE)            5.25    05/01/2008          3,002,760
         800,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                   ANTICIPATION NOTES SOUTHWESTERN (OTHER REVENUE)                          5.25    05/01/2008            800,736
       2,000,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL
                   REVENUE) +/- ss.                                                         4.13    09/01/2037          1,993,600
       3,700,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                   SECOND LIEN AREA B (SALES TAX REVENUE)                                   5.00    12/01/2020          3,568,502
       2,000,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                   SALES TAX SECOND LIEN AREA B                                             4.75    12/01/2016          1,983,060
       3,735,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                   SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)            3.75    12/01/2012          3,729,622
       2,100,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                   SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)            3.85    12/01/2013          2,129,862

                                                                                                                       23,884,369
                                                                                                                 ----------------

KENTUCKY: 3.21%
       6,340,000   ASHLAND KY PCR                                                           5.70    11/01/2009          6,696,752
       1,710,000   KENTON COUNTY KY AIRPORT BOARD (AIRPORT REVENUE, MBIA INSURED)           5.63    03/01/2015          1,786,420
       2,590,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                   SERIES A (AIRPORT REVENUE, XLCA INSURED)                                 5.00    03/01/2012          2,682,670
       2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                   SERIES A (AIRPORT REVENUE, XLCA INSURED)                                 5.00    03/01/2013          2,841,298
       5,830,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                   SERIES B (AIRPORT REVENUE, XLCA INSURED)                                 5.00    03/01/2012          6,038,597
         400,000   KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR
                   LOC) +/- ss.                                                             7.95    12/01/2028            400,000
       2,000,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY
                   SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                      5.75    07/01/2015          2,168,340

                                                                                                                       22,614,077
                                                                                                                 ----------------

LOUISIANA: 0.47%
       1,904,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS               6.25    01/15/2011          2,050,284
       1,295,000   VILLAGE OF EPPS LA                                                       7.25    06/01/2009          1,285,585

                                                                                                                        3,335,869
                                                                                                                 ----------------

MARYLAND: 0.44%
       3,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
                   APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA
                   INSURED) ss.                                                             4.90    05/15/2031          3,065,550
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     SHORT-TERM MUNICIPAL BOND FUND


   PRINCIPAL                             SECURITY NAME                            INTEREST RATE   MATURITY DATE       VALUE
MASSACHUSETTS: 1.27%
$        110,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
                  DISABILITIES INCORPORATED ss.                                            6.25%     06/01/2008  $        109,878
       2,250,000  MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                  (HCFR)                                                                   6.50      07/01/2012         2,357,708
         775,000  MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)               5.25      07/01/2009           778,286
       1,440,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                  SERIES A (OTHER REVENUE)                                                 5.35      12/01/2010         1,476,158
       1,000,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY SENIOR LIVING
                  FACILITY FORGE HILL PROJECT PREREFUNDED (NURSING HOME
                  REVENUE) ss.                                                             6.75      04/01/2030         1,020,000
         230,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)             5.50      01/01/2013           231,447
       1,935,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)             5.50      01/01/2016         1,947,171
       1,000,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                  INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)             5.50      01/01/2017         1,006,290

                                                                                                                        8,926,938
                                                                                                                 ----------------

MICHIGAN: 1.78%
       1,145,000  COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                  (PROPERTY TAX REVENUE, FGIC INSURED)                                     7.88      05/01/2011         1,259,065
       2,150,000  DICKINSON COUNTY MI ECONOMIC DEVELOPMENT CORPORATION
                  ENVIRONMENTAL IMPROVEMENTS INTERNATIONAL PAPER COMPANY
                  PROJECT SERIES A (OTHER REVENUE)                                         5.75      06/01/2016         2,180,767
       1,035,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES
                  REVENUE)                                                                 5.00      10/01/2017           994,149
       3,000,000  KENT HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES A
                  (HFFA REVENUE) +/- ss. %%                                                5.00      01/15/2047         3,079,890
       5,000,000  MICHIGAN STATE BUILDING AUTHORITY FACILITIES PROGRAM SERIES 1
                  (LEASE REVENUE)                                                          4.75      10/15/2017         5,061,400

                                                                                                                       12,575,271
                                                                                                                 ----------------

MINNESOTA: 0.57%
         850,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                           8.50      03/01/2019         1,001,139
         715,000  BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
                  (OTHER REVENUE)                                                          4.40      08/01/2008           718,361
       2,325,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
                  AMBAC INSURED)                                                           5.40      01/01/2009         2,327,651

                                                                                                                        4,047,151
                                                                                                                 ----------------

MISSISSIPPI: 0.57%
       2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                  REVENUE, GIC-RABOBANK NEDERLAND LOC)                                     4.65      08/01/2008         2,000,000
       2,000,000  JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING CORPORATION
                  CAMPUS FACILITIES PROJECT (EDUCATIONAL FACILITIES
                  REVENUE) +/- ss.                                                         5.00      03/01/2034         2,015,220

                                                                                                                        4,015,220
                                                                                                                 ----------------

MISSOURI: 2.76%
       3,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                  (SALES TAX REVENUE, CIFG INSURED)                                        4.00      04/15/2026         3,044,670
       1,020,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                     4.50      04/01/2021         1,016,348
       2,370,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                         3.88      08/01/2018         2,375,972
       2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                       5.25      12/01/2014         2,003,780
       1,720,000  MISSOURI HOUSING DEVELOPMENT COMMISSION HOMEOWNERSHIP LOAN
                  PROGRAM SERIES D (HOUSING REVENUE, GNMA)                                 6.00      03/01/2036         1,792,085
         800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                  AUTHORITY AMERICAN CYANAMID COMPANY                                      5.80      09/01/2009           828,896
       5,500,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND ENERGY RESOURCES
                  AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC COOP PROJECT
                  (ELECTRIC REVENUE) +/- ss.                                               4.38      12/01/2034         5,480,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

   SHORT-TERM MUNICIPAL BOND FUND

    PRINCIPAL                             SECURITY NAME                           INTEREST RATE  MATURITY DATE      VALUE
MISSOURI (continued)
$        110,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                  SERIES B2                                                                6.40%    03/01/2029  $        113,645
         160,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
                  SERIES D2                                                                6.30     03/01/2029           163,237
       2,500,000  ST LOUIS MO LAMBERT ST LOUIS INTERNATIONAL SERIES B (AIRPORT
                  REVENUE, FGIC INSURED)                                                   6.00     07/01/2011         2,658,225

                                                                                                                      19,477,168
                                                                                                                ----------------

MONTANA: 0.90%
       1,000,000  MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
                  PROJECT (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                   5.38     09/01/2011         1,051,840
       1,080,000  MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX
                  (OTHER REVENUE, MBIA INSURED)                                            6.88     06/01/2020         1,125,047
       2,470,000  MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL
                  TAX (OTHER REVENUE, MBIA INSURED)                                        6.88     06/01/2020         2,573,024
       1,535,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                  REVENUE, MBIA INSURED)                                                   6.88     06/01/2020         1,599,025

                                                                                                                       6,348,936
                                                                                                                ----------------

NEBRASKA: 0.72%
       1,640,000  BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)                4.65     06/15/2012         1,660,582
       2,620,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES G (SFHR, GNMA)              5.10     09/01/2029         2,620,262
         755,000  O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT (HOSPITAL REVENUE)             6.25     09/01/2012           760,262

                                                                                                                       5,041,106
                                                                                                                ----------------

NEVADA: 0.05%
         350,000  RENO NV WASHOE MEDICAL CENTER PROJECT SERIES A (HCFR, AMBAC
                  INSURED) +/- ss.                                                        10.50     06/01/2028           350,000
                                                                                                                ----------------

NEW JERSEY: 10.15%
       2,600,000  CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                                5.00     10/24/2008         2,631,434
       1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (TAX
                  REVENUE)                                                                 5.38     06/15/2014         1,003,520
         820,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  REVENUE                                                                  5.63     06/15/2017           820,098
       1,695,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                    4.80     08/01/2021         1,713,306
         670,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
                  APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK
                  LOC) +/- ss.                                                             4.10     03/15/2040           678,214
      35,965,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                  REVENUE)                                                                 5.75     06/01/2032        39,040,367
      21,060,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                  REVENUE)                                                                 6.38     06/01/2032        23,620,264
       2,000,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES (OTHER REVENUE)             4.50     10/10/2008         2,019,500

                                                                                                                      71,526,703
                                                                                                                ----------------

NEW MEXICO: 2.26%
         470,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                       3.70     04/01/2010           475,579
         620,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY                                    4.05     07/01/2026           620,763
      11,240,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA             4.20     07/01/2028        11,197,513
         430,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
                  REVENUE LOC)                                                             7.10     09/01/2030           443,997
       1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                  (HOUSING REVENUE, GNMA INSURED)                                          4.40     01/01/2027         1,001,840
         805,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
                  REVENUE LOC)                                                             6.75     09/01/2029           829,005
         325,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
                  REVENUE LOC)                                                             6.80     03/01/2031           334,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     SHORT-TERM MUNICIPAL BOND FUND

   PRINCIPAL                              SECURITY NAME                           INTEREST RATE  MATURITY DATE       VALUE
NEW MEXICO (continued)
$      1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  CLASS IA2 (SFMR, GNMA)                                                   5.60%    01/01/2039  $      1,007,500

                                                                                                                      15,911,012
                                                                                                                ----------------

NEW YORK: 2.96%
       2,100,000  AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
                  INSURED) +/- ss.                                                         4.20     10/01/2031         2,086,518
       1,440,000  BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK) +/- ss.              4.25     11/01/2037         1,452,326
       3,700,000  BUFFALO & FORT ERIE NY PUBLIC BRIDGE AUTHORITY (TOLL ROAD
                  REVENUE, BANK OF NOVA SCOTIA) +/- ss.                                    4.00     01/01/2025         3,809,113
       2,500,000  METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE) +/- ss.                                                         5.00     11/15/2016         2,613,450
       4,000,000  MONROE COUNTY NY BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                                 4.25     07/16/2008         4,028,080
         390,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C               5.63     11/01/2010           401,852
         205,000  NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
                  F1 (IDR, ACA INSURED)                                                    4.30     07/01/2010           199,549
       1,195,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
                  AERONAUTICS SERIES A                                                     5.00     12/01/2016         1,165,400
       1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                  FACILITIES                                                               5.00     11/01/2011         1,050,530
         325,000  ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
                  G1 (IDR, ACA INSURED)                                                    4.35     07/01/2011           313,615
         110,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                     6.88     07/01/2010           111,282
       3,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B1C (OTHER
                  REVENUE)                                                                 5.50     06/01/2017         3,620,785

                                                                                                                      20,852,500
                                                                                                                ----------------

NORTH CAROLINA: 0.51%
         400,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                   6.00     01/01/2009           409,476
       1,105,000  NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP
                  SERIES 14A (HOUSING REVENUE, AMBAC INSURED)                              4.35     01/01/2028         1,109,066
       1,000,000  PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                      5.30     12/01/2009         1,033,440
       1,025,000  SANFORD NC WATER & SEWER (PROPERTY TAX REVENUE, MBIA INSURED)            4.90     03/01/2009         1,032,390

                                                                                                                       3,584,372
                                                                                                                ----------------

OHIO: 0.85%
       2,000,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                  (OTHER REVENUE)                                                          5.00     06/01/2011         2,032,040
       1,000,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2
                  (EXCISE TAX REVENUE)                                                     5.13     06/01/2024           932,700
       3,000,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN (HOUSING
                  REVENUE)                                                                 4.00     08/28/2009         3,007,470

                                                                                                                       5,972,210
                                                                                                                ----------------

OKLAHOMA: 2.09%
       1,000,000  CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR,
                  ACA INSURED)++                                                           4.10     12/01/2011           989,130
       3,000,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                              5.38     12/01/2017         2,954,940
       4,490,000  MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES
                  MUSKOGEE PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
                  AGREEMENT)                                                               4.25     09/01/2012         4,707,181
       1,325,000  OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUEss.                           6.25     08/15/2015         1,416,372
       4,500,000  TULSA COUNTY OK INDUSTRIAL AUTHORITY OWASSO PUBLIC SCHOOLS
                  PROJECT (LEASE REVENUE, ASSURED GUARANTY)                                4.00     09/01/2012         4,671,540

                                                                                                                      14,739,163
                                                                                                                ----------------

OREGON: 0.29%
       2,055,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
                  SERIES B (ELECTRIC REVENUE)                                              5.00     01/01/2012         2,072,303
                                                                                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS            PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      SHORT-TERM MUNICIPAL BOND FUND

     PRINCIPAL                              SECURITY NAME                              INTEREST RATE  MATURITY DATE      VALUE
OTHER: 0.55%
$      3,854,816      MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                      PASSTHRU CERTIFICATES C+/-                                           3.38%        11/01/2008  $    3,859,943
                                                                                                                    --------------

PENNSYLVANIA:3.98%
         930,000      ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY PITTSBURGH
                      MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                5.40         08/15/2009         955,222
         890,000      ALLENTOWN PA SACRED HEART HOSPITAL                                   4.75         07/01/2008         887,125
       1,215,000      CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A               5.25         10/01/2010       1,212,193
       1,250,000      CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY PRESBYTERIAN HOMES
                      PROJECT SERIES B (HCFR, RADIAN INSURED)+/-ss.                        4.25         12/01/2026       1,259,775
       1,005,000      DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER KEYSTONE
                      OBLIGATION GROUP SERIES B (HOSPITAL REVENUE)                         5.00         12/15/2008       1,012,819
       3,675,000      DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)         6.10         07/01/2013       3,699,990
       2,710,000      GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
                      REVENUE, FIRST SECURITY BANK LOC)                                    4.50         02/15/2013       2,713,171
       3,250,000      HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                      APPRECIATION LIMITED OBLIGATION SERIES C/\                           4.27         12/15/2010       2,899,195
         850,000      MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
                      (HFFA REVENUE, ACA INSURED)                                          5.00         10/01/2010         839,418
         675,000      MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)         5.00         11/15/2009         691,558
       7,300,000      PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                      AUTHORITY)                                                           4.20         07/01/2009       7,321,170
       1,110,000      PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)             5.50         06/15/2016       1,145,709
         230,000      SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO
                      HARRISBURG LLC PROJECT                                               5.25         01/01/2009         227,905
       3,175,000      WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT          4.00         06/15/2008       3,173,190

                                                                                                                        28,038,440
                                                                                                                    --------------

PUERTO RICO: 2.47%
         310,000      CHILDREN'S TRUST FUND PUERTO RICO                                    4.00         05/15/2010         308,431
       2,385,000      CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                      ASSET-BACKED PREREFUNDED ss.                                         5.75         07/01/2010       2,495,235
       2,375,000      PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                      (OTHER REVENUE)                                                      5.00         12/01/2008       2,412,026
       4,750,000      PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                      REVENUE, FIRST SECURITY BANK LOC)+/-                                 3.69         07/01/2029       3,562,500
       2,745,000      PUERTO RICO HOUSING PUBLIC FINANCE CORPORATION COMMONWEALTH
                      APPROPIATION SERIES A (LEASE REVENUE, FGIC INSURED)+/-ss.            5.25         08/01/2031       2,813,186
         390,000      PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                      ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                      MENDEZ UNIVERSITY                                                    5.00         12/01/2008         394,680
       4,125,000      PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                      SERIES M (LEASE REVENUE)                                             5.50         07/01/2011       4,374,810
       1,000,000      PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A (LEASE
                      REVENUE, AMBAC INSURED)+/-ss.                                        5.25         08/01/2030       1,024,840

                                                                                                                        17,385,708
                                                                                                                    --------------

SOUTH CAROLINA: 2.95%
       1,350,000      CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                      SERIES B/\                                                           8.57         01/01/2027         279,909
       2,835,000      CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                      SERIES B/\                                                           8.54         01/01/2028         543,583
      18,250,000      CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                      SERIES B/\                                                           8.06         01/01/2037       1,882,123
      14,500,000      CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                      SERIES B/\                                                           8.01         01/01/2038       1,401,715
         250,000      GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A         5.50         04/01/2011         245,215
       3,225,000      SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
                      CONWAY HOSPITAL INCORPORATED (HCFR, ASSURED GUARANTY)ss.             7.13         07/01/2037       3,225,000
       5,500,000      SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                      HEALTH (HOSPITAL REVENUE)+/-ss.                                      2.96         08/01/2039       5,170,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS             PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

      SHORT-TERM MUNICIPAL BOND FUND

     PRINCIPAL                              SECURITY NAME                              INTEREST RATE  MATURITY DATE      VALUE
SOUTH CAROLINA (continued)
$      3,250,000      SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                      HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME
                      REVENUE)ss.                                                          7.13%        12/15/2015  $    3,693,365
       1,000,000      SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                      HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)ss.                    6.88         08/01/2027       1,185,990
         760,000      SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED
                      PALMETTO HEALTH ALLIANCE SERIES A                                    5.00         08/01/2008         763,580
       2,380,000      SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                      RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC
                      RABOBANK NEDERLAND LOC)                                              4.13         10/01/2009       2,407,465

                                                                                                                        20,797,945
                                                                                                                    --------------

SOUTH DAKOTA: 0.13%
         225,000      SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                       4.25         04/01/2008         225,000
         260,000      SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                       4.50         04/01/2009         262,917
         460,000      SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                  4.38         04/01/2011         459,871

                                                                                                                           947,788
                                                                                                                    --------------

TENNESSEE: 0.32%
       1,200,000      METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                      INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT
                      (IDR)+/-ss.                                                          4.05         08/01/2019       1,200,000
       1,000,000      SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
                      AMBAC INSURED)                                                       5.40         05/01/2011       1,032,260

                                                                                                                         2,232,260
                                                                                                                    --------------

TEXAS: 7.70%
       2,500,000      ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A              5.00         08/15/2034       2,589,400
       8,535,000      BEXAR COUNTY TX REVENUE PROJECT                                      5.75         08/15/2022       9,007,412
       3,000,000      DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
                      IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, FGIC
                      INSURED)                                                             6.10         11/01/2019       3,027,540
       1,220,000      GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                        5.00         10/01/2011       1,234,042
         860,000      GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                      APARTMENTS PROJECT (HOUSING REVENUE LOC)                             3.88         01/01/2010         871,240
       3,000,000      HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)ss.                 5.75         02/15/2012       3,224,970
       2,715,000      HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                      TEXAS MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE,
                      FIRST SECURITY BANK LOC)                                             5.20         05/15/2020       2,781,925
       3,350,000      LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                      JOSEPH HEALTH SYSTEM (HOSPITAL REVENUE)                              5.25         07/01/2017       3,392,914
       1,765,000      MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS CENTER
                      COMPANY PROJECT (OTHER REVENUE)+/-ss.                                5.13         06/01/2030       1,759,934
       1,614,000      MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP
                      SERIES 14 PARK ROW HOUSTON TX HFC PUTTABLE (MFHR, GUARANTEE
                      AGREEMENT)ss.                                                        5.75         11/01/2034       1,657,062
       5,165,000      MUNIMAE TRUST SERIES 2001-9 CLASS A+/-ss.                            3.90         08/24/2009       5,272,484
       7,750,000      NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E2 (TOLL ROAD
                      REVENUE)+/-ss.                                                       5.25         01/01/2038       7,942,588
       1,515,000      ODESSA TX HOUSING AUTHORITY ss. 8 ASSISTANCE PROJECT
                      SERIES B (HOUSING REVENUE LOC)                                       6.38         10/01/2011       1,514,985
       6,000,000      SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC
                      REVENUE)+/-ss.                                                       3.63         12/01/2027       6,102,360
       1,315,000      TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                      B (UTILITIES REVENUE)+/-                                             2.21         12/15/2009       1,262,400
       3,000,000      TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES B
                      (UTILITIES REVENUE)+/-                                               3.89         12/15/2017       2,400,000
         195,000      TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE
                      BROOK APARTMENTS PROJECT                                             4.95         12/01/2008         196,461

                                                                                                                        54,237,717
                                                                                                                    --------------

UTAH: 0.08%
         576,268      DAVIS COUNTY UT SCHOOL DISTRICT                                      4.55         09/07/2008         576,896
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL                      SECURITY NAME                     INTEREST RATE  MATURITY DATE        VALUE
VIRGIN ISLANDS: 0.22%

$   1,500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES               5.50%        10/01/2014   $      1,523,055
                                                                                                 ----------------

VIRGINIA: 1.65%

    1,900,000  AMELIA COUNTY VA IDA +/- ss.                            4.05         04/01/2027          1,896,428
    1,700,000  HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                5.00         07/15/2009          1,703,451
    1,500,000  KING GEORGE COUNTY VA IDA WASTE MANAGEMENT
               INCORPORATED SERIES A (IDR) ss.                         4.10         06/01/2023          1,502,955
    3,500,000  MARQUIS COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER
               REVENUE)                                                5.10         09/01/2013          3,480,890
    3,000,000  YORK COUNTY VA IDA VIRGINIA ELECTRIC & POWER
               COMPANY (IDR)                                           5.50         07/01/2009          3,021,780
                                                                                                       11,605,504
                                                                                                 ----------------

WASHINGTON: 2.68%

    3,000,000  OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN #
               2007-01 (SPECIAL TAX REVENUE)                           5.00         08/01/2011          3,011,220
    2,285,000  OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND
               ANTICIPATION NOTES NO 2007-01 (SPECIAL FACILITIES
               REVENUE)                                                4.75         08/01/2011          2,354,053
      590,000  QUINCY WA WATER & SEWER REVENUE                         4.50         11/01/2008            595,989
      575,000  QUINCY WA WATER & SEWER REVENUE                         4.75         11/01/2009            590,134
      205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3
               SERIES A                                                6.00         06/01/2010            205,109
    2,720,000  SPOKANE COUNTY WA SCHOOL DISTRICT #81 (PROPERTY
               TAX REVENUE, MBIA INSURED)/\                            2.21         12/01/2009          2,726,120
      200,000  TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED            5.25         06/01/2009            202,378
    5,955,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT
               REVENUE ASSET-BACKED                                    6.50         06/01/2026          6,040,157
    1,900,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY
               GRAYS HARBOR COMMUNITY HOSPITAL (HCFR, RADIAN
               INSURED) +/- ss.                                        3.53         07/01/2030          1,900,000
    1,185,000  WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A
               (PROPERTY TAX REVENUE)                                  5.75         10/01/2012          1,270,758

                                                                                                       18,895,918
                                                                                                 ----------------

WEST VIRGINIA: 0.21%

    1,175,000  BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER
               REVENUE)                                                4.38         10/01/2011          1,186,010
      255,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER       7.00         10/01/2010            270,479

                                                                                                        1,456,489
                                                                                                 ----------------

WISCONSIN: 5.11%

      465,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
               ASSET-BACKED                                            5.00         06/01/2008            465,595
      735,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
               ASSET-BACKED                                            5.00         06/01/2009            741,916
    2,015,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
               ASSET-BACKED                                            5.75         06/01/2011          2,093,242
    6,450,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
               ASSET-BACKED                                            6.00         06/01/2017          6,470,511
   11,195,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
               ASSET-BACKED (OTHER REVENUE)                            6.13         06/01/2027         11,224,331
    2,875,000  FREEDOM WI SANITATION DISTRICT #1 BOND
               ANTICIPATION NOTES (OTHER REVENUE)                      4.90         06/01/2011          2,918,441
    2,000,000  KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)       4.75         03/01/2011          2,018,940
      605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT               5.05         12/01/2008            609,132
      650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT               5.20         12/01/2009            654,069
       10,000  STEVENS POINT WI CDA ss. 8                              6.50         09/01/2009             10,620
      300,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS
               INCORPORATED CLASS A                                    4.25         08/15/2008            298,836
      200,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS
               INCORPORATED CLASS A                                    4.50         08/15/2009            197,690
    1,155,000  WISCONSIN HEFA THREE PILLARS COMMUNITIES                5.00         08/15/2010          1,182,154
    2,420,000  WISCONSIN HEFA WHEATON FRANCISCAN SERVICES
               INCORPORATED (HCFR, MBIA INSURED)                       6.10         08/15/2009          2,534,103
    1,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
               SERIES A (OTHER REVENUE, AMBAC INSURED)                 5.88         11/01/2016          1,032,280
    1,490,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
               SERIES F                                                5.20         07/01/2018          1,519,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     SHORT-TERM MUNICIPAL BOND FUND

  PRINCIPAL                     SECURITY NAME                      INTEREST RATE  MATURITY DATE        VALUE
WISCONSIN (continued)
$ 2,000,000    WISCONSIN STATE HEFA WAUSAU HOSPITAL INCORPORATED
               SERIES A (HCFR, AMBAC INSURED)                          5.00%        08/15/2014   $      2,039,420

                                                                                                       36,010,290
                                                                                                 ----------------

WYOMING: 0.43%

    2,605,000  CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT
               PREREFUNDED (NURSING HOME REVENUE) ss..                 9.00         12/01/2010          3,053,261
                                                                                                 ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $700,447,624)                                                     697,518,125
                                                                                                 ----------------

           SHARES
SHORT-TERM INVESTMENTS: 1.25%

MUTUAL FUNDS: 1.25%

    8,799,801  WELLS FARGO ADVANTAGE NATIONAL
               TAX-FREE MONEY MARKET TRUST~+++                                                          8,799,801
                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,799,801)                                                          8,799,801
                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $709,247,425)*                       100.25%                                               $    706,317,926

OTHER ASSETS AND LIABILITIES, NET           (0.25)                                                     (1,780,749)
                                           ------                                                 ----------------

TOTAL NET ASSETS                           100.00%                                               $    704,537,177
                                           ------                                                ----------------

+/-       VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)       ILLIQUID SECURITY.

%%        SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO ss. 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

/\        ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#         SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++       SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A
          COST OF $8,799,801.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 100.26%

ALABAMA: 1.49%
$      3,680,000  COUNTY OF JEFFERSON AL SERIES B 8 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC)                                                   5.25%        02/01/2012        $  3,695,677
       2,450,000  LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS BANK LOC)            4.00         08/01/2010           2,445,566
       2,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  BARRY SERIES A (POWER REVENUE) +/- ss.                                4.75         06/01/2034          2,004,760

                                                                                                                         8,146,003
                                                                                                                      ------------

ALASKA: 0.18%
         915,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                  SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
                  REVENUE)ss.                                                           6.20         06/01/2022            961,143
                                                                                                                      ------------

ARIZONA: 1.43%
       6,300,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES B (HOSPITAL REVENUE) +/- ss.                         3.06          02/01/2042          5,890,500
       2,000,000  YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
                  SERIES A2 (OTHER REVENUE) +/- ss.                                    4.25          03/01/2028          1,970,480

                                                                                                                         7,860,980
                                                                                                                      ------------

ARKANSAS: 0.33%
         715,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY MORTGAGE-BACKED
                  SECURITIES PROGRAM SERIES D (SFHR, GNMA)                             4.80         07/01/2032             723,458
         300,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                 3.50         11/01/2008             300,891
         785,000  SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)           4.00         07/01/2027             759,974

                                                                                                                         1,784,323
                                                                                                                      ------------

CALIFORNIA: 12.91%
         100,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)          4.70         08/01/2016             101,444
       3,350,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                  (HCFR LOC) +/- ss.                                                   9.20         05/15/2029           3,350,000

       2,050,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION
                  +/- ss.                                                              7.95         12/01/2028           2,050,000
       2,100,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                  REVENUE)                                                             5.25         07/15/2010           2,066,001
      42,695,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                  2003 A1 PREREFUNDED (EXCISE TAX REVENUE)#                            6.25         06/01/2033          46,871,425
       2,800,000  NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE) +/- ss.             3.80         07/01/2019           2,296,028
      14,000,000  VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
                  SERIES A3 (UTILITIES REVENUE, MBIA INSURED) +/- ss.                  5.00         08/01/2021          14,012,460

                                                                                                                        70,747,358
                                                                                                                      ------------

COLORADO: 0.03%
         178,465  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                  (HOUSING REVENUE LOC)                                                5.25         11/01/2019             180,312
                                                                                                                      ------------

CONNECTICUT: 0.93%
       1,080,000  CONNECTICUT RESOURCES RECOVERY AUTHORITY CONNECTICUT SYSTEMS
                  SERIES A PREREFUNDED (OTHER REVENUE, MBIA INSURED)#                  5.50         11/15/2011           1,094,159
       4,000,000  CONNECTICUT STATE HEFAR HOSPITAL FOR SPECIAL CARE SERIES D
                  (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED) +/- ss.             4.15         07/01/2037           4,000,000

                                                                                                                         5,094,159
                                                                                                                      ------------

FLORIDA: 5.68%
       2,000,000  ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
                  PROJECT (HOUSING REVENUE, GIC RABOBANK NEDERLAND LOC)                4.25         01/01/2012           2,005,580


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
FLORIDA (continued)
$      1,000,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                  (OTHER REVENUE)                                                      4.80%        11/01/2012        $    919,720
       2,200,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                              5.38         12/01/2009           2,263,118
       2,140,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER
                  REVENUE)                                                             5.75         10/01/2008           2,125,919
       1,235,000  DADE COUNTY FL HOUSING FINANCE AUTHORITY SIESTA POINTE
                  APARTMENTS SERIES A (MFHR, FHLMC)                                    5.50         09/01/2012           1,242,410
         915,000  FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)          5.00         07/01/2009             940,776
       1,080,000  HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HALIFAX MANAGEMENT
                  SYSTEM SERIES A (HCFR, ACA INSURED)                                  4.60         04/01/2008           1,080,000
       1,100,000  LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY
                  PROJECT (HCFR)                                                       5.00         11/15/2009           1,117,578
         200,000  PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY WATERFORD
                  PROJECT (HFFA REVENUE)                                               4.40         11/15/2008             200,540
      15,655,000  PINELLAS COUNTY FL HEALTH FACILITY AUTHORITY POOLED HOSPITAL
                  PROGRAM (HCFR, AMBAC INSURED) +/- ss.                                6.10         12/01/2015          15,655,000
       1,155,000  PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                  SERIES B (HOUSING REVENUE)                                           4.13         07/01/2010           1,173,942
       2,400,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED) +/- ss.                7.95         12/01/2028           2,400,000

                                                                                                                        31,124,583
                                                                                                                      ------------

GEORGIA: 1.71%
       8,500,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                  (POWER REVENUE) +/- ss.                                              4.38         10/01/2032           8,503,400
         835,000  COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED
                  PROJECT (HOSPITAL REVENUE)                                           5.00         12/01/2008             842,665

                                                                                                                         9,346,065
                                                                                                                      ------------

GUAM: 0.23%
       1,240,000  GUAM POWER AUTHORITY SERIES A (POWER REVENUE, AMBAC INSURED)         5.25         10/01/2014           1,271,384
                                                                                                                      ------------

HAWAII: 0.15%
         795,000  STATE OF HAWAII SERIES B (FUEL SALES TAX REVENUE, FGIC
                  INSURED)                                                             6.38         07/01/2012             839,989
                                                                                                                      ------------

IDAHO: 0.25%
       1,350,000  IDAHO HEALTH FACILITIES AUTHORITY TRINITY HEALTH GROUP SERIES
                  A (HCFR, AMBAC INSURED) +/- ss.                                      2.95         12/01/2036           1,350,000
                                                                                                                      ------------

ILLINOIS: 5.58%
         930,000  BROADVIEW IL (SALES TAX REVENUE)                                     5.25         07/01/2012             937,645
       1,030,000  CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)#                        5.25         01/01/2020           1,053,762
      10,500,000  CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
                  TAX REVENUE) +/- ss.                                                 5.00         06/01/2021          10,500,000
       4,000,000  COOK COUNTY IL SCHOOL DISTRICT #159 MATTESON-RICHTON PARK
                  (OTHER REVENUE)                                                      6.00         04/01/2008           4,000,400
         450,000  HARVEY IL PARK DISTRICT (PROPERTY TAX REVENUE)                       5.25         12/15/2008             453,191
       5,000,000  ILLINOIS FINANCE AUTHORITY LOYOLA UNIVERSITY CHICAGO SERIES B
                  (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED) +/- ss.               4.97         07/01/2034           5,000,000
       2,200,000  ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
                  PROJECT +/- ss.                                                      3.75         05/15/2015           2,237,114
       1,000,000  LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES                4.13         12/01/2010           1,002,490
       4,435,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY
                  ILLINOIS WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)          5.13         05/01/2011           4,479,350
         900,000  QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL REVENUE)                 5.00         11/15/2009             925,092

                                                                                                                        30,589,044
                                                                                                                      ------------

INDIANA: 4.26%
       8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A(I)/\/\                   5.63         07/01/2033           6,730,640
       2,500,000  ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES
                  (TAX INCREMENTAL REVENUE)(I)                                         4.38         10/04/2008           2,523,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
INDIANA (continued)
$      2,000,000  HANOVER MIDDLE SCHOOL BUILDING CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE)                                                  5.00%        03/07/2009        $  2,000,160
       3,500,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-              3.64         10/15/2009           3,325,000
       9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES A +/- ss.(I)                   6.00         04/01/2030           7,473,270
       1,300,000  MERRILLVILLE INDIANA MULTI SCHOOL BUILDING CORPORATION BOND
                  ANTICIPATION VOTES (COLLEGE & UNIVERSITY REVENUE)                    4.38         04/01/2008           1,300,078

                                                                                                                        23,353,073
                                                                                                                      ------------

IOWA: 1.10%
         700,000  CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT
                    (IDR) +/-ss.                                                       3.60         11/01/2023             705,236
       1,975,000  IOWA FINANCE AUTHORITY BURLINGTON MEDICAL CENTER (HCFR, FIRST
                  SECURITY BANK LOC) +/- ss.                                           3.52         06/01/2027           1,975,000
       1,000,000  IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER (HOSPITAL
                  REVENUE)                                                             6.00         07/01/2012           1,040,590
         300,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION
                  NOTES SERIES D (COLLEGE & UNIVERSITY REVENUE)                        5.62         05/20/2008             301,260
       1,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION
                  SERIES H (COLLEGE & UNIVERSITY REVENUE)                              5.75         05/20/2008           1,004,300
       1,000,000  LANSING IA INTERSTATE POWER COMPANY (IDR)                            3.60         11/01/2008           1,006,840

                                                                                                                         6,033,226
                                                                                                                      ------------

KANSAS: 3.93%
       4,500,000  CITY OF BURLINGTON KS  POWER SERIES B (OTHER REVENUE, XLCA
                  INSURED) +/- ss.                                                     5.00         12/01/2023           4,488,255
       2,325,000  EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)                    4.13         10/15/2008           2,328,185
       1,925,000  JUNCTION CITY KS SERIES A (OTHER REVENUE)                            5.00         06/01/2008           1,933,932
       2,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
                  ANTICIPATION NOTES MIDAMERICA SERIES D (OTHER REVENUE)               5.25         05/01/2008           2,502,300
       4,500,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B                                         4.75         12/01/2016           4,461,885
       3,410,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)        3.75         12/01/2012           3,405,090
       2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)        3.85         12/01/2013           2,423,986

                                                                                                                        21,543,633
                                                                                                                      ------------

KENTUCKY: 2.16%
          95,000  COVINGTON KY ALLEN & ALLEN +/- ss.                                   4.38         09/01/2016              95,200
       1,075,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                  A (AIRPORT REVENUE, XLCA INSURED)                                    4.00         03/01/2010           1,082,751
       5,000,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                  B (AIRPORT REVENUE, XLCA INSURED)                                    5.00         03/01/2011           5,158,700
       3,200,000  KENTON COUNTY KY AIRPORT BOARD SERIES B (AIRPORT REVENUE,
                  XLCA INSURED)                                                        5.00         03/01/2010           3,281,216
       2,200,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION
                    (HCFR LOC) +/- ss.                                                 7.95         12/01/2028           2,200,000

                                                                                                                        11,817,867
                                                                                                                      ------------

LOUISIANA: 3.46%
       8,340,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
                  CHARLES MEMORIAL HOSPITAL PROJECT (HCFR LOC) +/- ss.                 3.96         12/01/2018           8,340,000
       1,900,000  LOUISIANA CITIZENS PROPERTY INSURANCE CORPORATION SERIES C2
                  (OTHER REVENUE, CIFG INSURED) +/- ss.                                9.44         06/01/2026           1,900,000
       8,725,000  LOUISIANA PUBLIC FACILITIES AUTHORITY
                    (HOSPITAL REVENUE) +/- ss.                                         8.37         07/01/2030           8,725,000

                                                                                                                        18,965,000
                                                                                                                      ------------

MAINE: 0.18%
         610,000  MAINE STATE HOUSING AUTHORITY (HOUSING REVENUE)                      5.60         11/15/2024             619,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MAINE (continued)
$        385,000  MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)            4.00%        11/15/2024        $    385,982

                                                                                                                         1,005,742
                                                                                                                      ------------

MARYLAND: 0.25%
       1,150,000  MARYLAND HEFA ARCS-FREDERICK MEMORIAL HOSPITAL, SERIES A
                  (HOSPITAL REVENUE, FGIC INSURED) +/- ss.                             6.00         07/01/2028           1,150,000
         240,000  MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION
                  RESIDENTIAL SERIES B (HOUSING REVENUE)                               4.50         09/01/2025             240,905

                                                                                                                         1,390,905
                                                                                                                      ------------

MASSACHUSETTS: 1.18%
       2,000,000  MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                  (HCFR)                                                               6.50         07/01/2012           2,095,740
       4,250,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                  SERIES A (OTHER REVENUE)                                             5.35         12/01/2010           4,356,718

                                                                                                                         6,452,458
                                                                                                                      ------------

MICHIGAN: 3.33%
      10,500,000  DETROIT MI SERIES G (SEWER REVENUE, FGIC INSURED) +/- ss.            4.00         07/01/2029          10,500,000
       1,525,000  MICHIGAN STATE HOSPITAL FINANCIAL AUTHORITY MARQUETTE GENERAL
                  HOSPITAL (HOSPITAL REVENUE, GUARANTEE AGREEMENT) +/- ss.            10.00         06/01/2022           1,525,000
       2,500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
                  OBLIGATION BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK
                  LOC) +/- ss.                                                         4.35         06/01/2041           2,503,025
       3,695,000  MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY PROJECT
                  (POWER REVENUE)%%                                                    4.25         06/15/2010           3,694,335

                                                                                                                        18,222,360
                                                                                                                      ------------

MINNESOTA: 1.29%
         270,000  ALEXANDRIA MN (IDR, US BANK NA LOC) +/- ss.                          3.50         06/01/2010             270,000
       1,290,000  DELANO MN (IDR, MARQUETTE BANK) +/- ss.                              2.96         04/01/2017           1,290,000
       3,825,000  ROBBINSDALE MN HEALTH CARE NORTH MEMORIAL HEALTH (HCFR, AMBAC
                  INSURED) +/- ss.                                                     4.23         05/15/2033           3,825,000
       1,500,000  ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C (HOUSING REVENUE,
                  GUARANTEE AGREEMENT)ss.                                              8.00         12/01/2010           1,696,215

                                                                                                                         7,081,215
                                                                                                                      ------------

MISSISSIPPI: 0.36%
       2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                  REVENUE, GIC-RABOBANK NEDERLAND LOC)                                 4.65         08/01/2008           2,000,000
                                                                                                                      ------------

MISSOURI: 1.40%
       1,795,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                     3.88         08/01/2018           1,799,523
       3,000,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND ENERGY RESOURCES
                  AUTHORITY POLLUTION CONTROL ASSOCIATED ELECTRIC COOP PROJECT
                  (ELECTRIC REVENUE) +/- ss.                                           4.38         12/01/2034           2,989,260
       1,043,651  MISSOURI STATE HEFA LEASE SUBLEASE PURCHASE                          3.09         07/15/2008           1,038,453
       1,570,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                  SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC,
                  GNMA/FNMA INSURED)                                                   7.15         03/01/2032           1,678,314
         185,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1               4.80         03/01/2019             186,339

                                                                                                                         7,691,889
                                                                                                                      ------------

MONTANA: 1.21%
         355,000  MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS
                  COMPENSATION PROJECT (OTHER REVENUE, MBIA INSURED)                   6.88         06/01/2011             370,648

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MONTANA (continued)
$      1,000,000  MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX
                  (OTHER REVENUE, MBIA INSURED)                                        6.88%        06/01/2020        $  1,041,710
       2,330,000  MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL
                  TAX (OTHER REVENUE, MBIA INSURED)#                                   6.88         06/01/2020           2,427,184
       2,675,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
                  REVENUE, MBIA INSURED)                                               6.88         06/01/2020           2,786,574

                                                                                                                         6,626,116
                                                                                                                      ------------

NEVADA: 0.85%
       1,100,000  DIRECTOR OF NEVADA DEPARTMENT OF BUSINESS & INDUSTRY
                  (TRANSPORTATION REVENUE, AMBAC INSURED)/\                            4.77         01/01/2010           1,012,968
       1,140,000  NEVADA HOUSING DIVISION SERIES B (SFHR)                              4.80         10/01/2031           1,146,737
       2,500,000  RENO NV WASHOE MEDICAL CENTER PROJECT SERIES A (HCFR, AMBAC
                  INSURED) +/- ss.                                                    10.50         06/01/2028           2,500,000

                                                                                                                         4,659,705
                                                                                                                      ------------

NEW HAMPSHIRE: 1.60%
       1,015,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A
                  (OTHER REVENUE, ACA INSURED)                                         5.90         01/01/2010           1,031,910
       1,500,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES BREWSTER SERIES
                  B (OTHER REVENUE)                                                    5.00         04/23/2008           1,502,115
       1,600,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES COLBY SAWYER
                  SERIES D (OTHER REVENUE)                                             4.75         04/23/2008           1,602,304
       3,000,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES FRANKLIN SERIES
                  E (OTHER REVENUE)                                                    4.75         04/23/2008           3,004,320
       1,600,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES TILTON SCHOOL
                  SERIES G (OTHER REVENUE)                                             4.75         04/23/2008           1,602,304

                                                                                                                         8,742,953
                                                                                                                      ------------

NEW JERSEY: 6.39%
       2,750,000  CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                            5.00         10/24/2008           2,783,248
      25,020,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
                  REVENUE)                                                             5.75         06/01/2032          27,159,460
       1,366,000  WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                             4.50         07/18/2008           1,375,002
       1,664,000  WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION NOTES SERIES A
                  (PROPERTY TAX REVENUE)                                               4.25         05/16/2008           1,667,761
       2,000,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES (OTHER REVENUE)         4.50         10/10/2008           2,019,500

                                                                                                                        35,004,971
                                                                                                                      ------------

NEW MEXICO: 2.41%
         460,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
                  (HOUSING REVENUE, GNMA INSURED)                                      3.90         01/01/2019             460,653
         570,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
                  (HOUSING REVENUE, GNMA INSURED)                                      4.13         07/01/2019             571,744
      12,150,000  PUEBLO OF SANDIA NM +/- ss.                                          5.34         03/01/2015          12,150,000

                                                                                                                        13,182,397
                                                                                                                      ------------

NEW YORK: 2.99%
       1,000,000  HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT (IDR)ss.                5.00         12/01/2010             996,690
         535,000  METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE) +/- ss.                                                     5.00         11/15/2016             559,278
       3,570,000  MONROE COUNTY NY BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                             4.25         07/16/2008           3,595,061
         535,000  MONROE NY NEWPOWER CORPORATION                                       3.30         01/01/2009             531,608
       4,400,000  NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT AUTHORITY SERIES
                  A (FUEL SALES TAX REVENUE) +/- ss.                                   3.68         07/01/2026           4,400,000
       1,015,000  NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE
                  REVENUE)/\                                                           4.89         01/01/2011             888,663
       5,000,000  TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B (OTHER REVENUE)      5.00         06/01/2010           5,179,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
NEW YORK (continued)
$        235,000  WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
                  PROGRAM SERIES E1 (IDR, ACA INSURED)                                 4.25%        07/01/2009        $    232,175

                                                                                                                        16,383,175
                                                                                                                      ------------

NORTH DAKOTA: 0.92%
       2,480,000  CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES A (NURSING
                  HOME REVENUE, MBIA INSURED)                                          5.50         06/01/2011           2,515,464
       2,380,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM HOME MORTGAGE
                  SERIES A (HOUSING REVENUE)                                           5.00         07/01/2033           2,422,340
          30,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                  MORTGAGE SERIES A                                                    4.60         01/01/2023              30,315
          70,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
                  MORTGAGE SERIES D                                                    5.40         07/01/2029              70,583

                                                                                                                         5,038,702
                                                                                                                      ------------

OHIO: 5.01%
       1,900,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                  (OTHER REVENUE)                                                      4.13         06/01/2010           1,893,103
      12,000,000  CLEVELAND OH CLEVELAND STADIUM PROJECT (LEASE REVENUE, AMBAC
                  INSURED) +/- ss.                                                     9.50         11/15/2027          12,000,000
       1,285,000  CUYAHOGA COUNTY OH HOUSING ALLERTON APARTMENTS PROJECT SERIES
                  B (MFHR)                                                             4.00         11/01/2009           1,296,951
       2,600,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN (HOUSING
                  REVENUE)                                                             4.00         08/28/2009           2,606,474
         700,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B+/-              5.10         09/15/2014             700,000
       7,000,000  LEIPSIC OH (WATER REVENUE)                                           5.50         12/09/2008           7,077,560
       1,835,000  LORAIN OHIO (PROPERTY TAX REVENUE)                                   4.63         10/02/2008           1,854,084

                                                                                                                        27,428,172
                                                                                                                      ------------

OKLAHOMA: 1.31%
         270,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                  SHATTUCK PROJECT                                                     5.00         08/01/2008             269,911
       1,050,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                  SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                   7.10         09/01/2028           1,066,433
       1,095,000  SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED
                  (REAL ESTATE) ss.                                                    9.75         02/01/2013           1,213,446
       4,635,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHN'S PHYSICIANS +/- ss.          3.70         11/01/2014           4,640,423

                                                                                                                         7,190,213
                                                                                                                      ------------

OREGON: 0.66%
         300,000  COW CREEK BAND UMPQUA TRIBE OF INDIANS OR SERIES C (OTHER
                  REVENUE)                                                             4.88         10/01/2008             298,518
       1,295,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SINGLE
                  FAMILY MORTGAGE PROGRAM SERIES G (SFHR)                              4.70         07/01/2025           1,312,793
       2,000,000  PORT OF MORROW OR POLLUTION CONTROL PORTLAND GENERAL SERIES A
                  (IDR) +/- ss.                                                        5.20         05/01/2033           2,028,740

                                                                                                                         3,640,051
                                                                                                                      ------------

OTHER: 1.70%
       4,818,486  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                  PASSTHRU CERTIFICATES C+/-                                           3.38         11/01/2008           4,824,895

                                                                                                                         4,824,895
                                                                                                                      ------------

PENNSYLVANIA: 3.02%
       4,500,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY PRESBYTERIAN HOMES
                  PROJECT SERIES B (HCFR, RADIAN INSURED) +/- ss.                      4.25         12/01/2026           4,535,190


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
PENNSYLVANIA (continued)
$      2,570,000  GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
                  REVENUE, FIRST SECURITY BANK LOC)                                    4.50%        02/15/2013        $  2,573,007
       2,000,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                  APPRECIATION LIMITED OBLIGATION SERIES C/\                           4.27         12/15/2010           1,784,120
       4,800,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
                  AUTHORITY)                                                           4.20         07/01/2009           4,813,920
       2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT          4.00         06/15/2008           2,823,390

                                                                                                                        16,529,627
                                                                                                                      ------------

PUERTO RICO: 1.10%
       2,850,000  COMMONWEALTH OF PUERTO RICO SERIES B2 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) +/- ss.                                     5.25         07/01/2024           2,850,000
       2,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
                  (OTHER REVENUE)                                                      5.00         12/01/2008           2,031,180
       1,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)+/-                                 3.69         07/01/2029           1,125,000

                                                                                                                         6,006,180
                                                                                                                      ------------

RHODE ISLAND: 0.27%
       1,495,000  RHODE ISLAND RI HOUSING AND MORTGAGE FINANCE CORPORATION
                  SERIES A1 (HOUSING REVENUE, FIRST SECURITY BANK LOC) ss.             3.80         10/01/2018           1,502,565
                                                                                                                      ------------

SOUTH CAROLINA: 3.08%
       4,020,000  ANDERSON COUNTY SC (IDR)                                             4.75         08/01/2010           4,032,100
          50,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES
                  B2 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                        5.13         07/01/2008              50,270
       3,025,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
                  CONWAY HOSPITAL INCORPORATED (HCFR, ASSURED GUARANTY) +/- ss.       10.99         07/01/2037           3,025,000
       4,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH (HOSPITAL REVENUE) +/- ss.                                    2.96         08/01/2039           3,760,000
       2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE) ss.      7.13         12/15/2015           2,272,840
       2,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                  RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC
                  RABOBANK NEDERLAND LOC)                                              4.13         10/01/2009           2,023,080
       1,705,000  SOUTH CAROLINA STATE HOUSING FINANCE AND DEVELOPMENT
                  AUTHORITY SERIES A (HOUSING REVENUE, AMBAC INSURED)                  3.60         07/01/2033           1,690,508

                                                                                                                        16,853,798
                                                                                                                      ------------

SOUTH DAKOTA: 0.21%
       1,120,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY                           4.72         05/01/2025           1,126,462
                                                                                                                      ------------

TENNESSEE: 0.74%
         415,000  KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                  UNIVERSITY HEALTH SYSTEMS INCORPORATED (HCFR)                        4.00         04/01/2009             416,577
       1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT
                  (IDR) +/- ss.                                                        4.05         08/01/2019           1,000,000
       2,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE +/- ss.                      5.00         09/01/2020           2,005,180
         600,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                  REVENUE)                                                             5.00         02/01/2009             606,132

                                                                                                                         4,027,889
                                                                                                                      ------------

TEXAS: 5.75%
       4,000,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
                  IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, FGIC
                  INSURED)                                                             6.10         11/01/2019           4,036,720
       1,905,000  GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)          5.00         10/01/2011           1,926,927

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
TEXAS (continued)
$      2,000,000  MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS CENTER
                  COMPANY PROJECT (OTHER REVENUE) +/- ss.                              5.13%        06/01/2030        $  1,994,260
       1,500,000  NORTH TEXAS TOLLWAY AUTHORITY BOND ANTICIPATION NOTES (OTHER
                  REVENUE)                                                             4.13         11/19/2008           1,500,465
       7,000,000  NORTH TEXAS TOLLWAY AUTHORITY SERIES E1
                     (OTHER REVENUE)+/- ss.                                            5.00         01/01/2038           7,110,810
       4,000,000  SAN ANTONIO TX ELECTRIC & GAS SYSTEM
                    (ELECTRIC REVENUE)+/- ss.                                          3.63         12/01/2027           4,068,240
      10,500,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                  B (UTILITIES REVENUE) +/-                                            2.21         12/15/2009          10,080,000
         825,000  TEXAS MUNICIPAL GAS ACQUISITION AND SUPPLY CORPORATION II
                  (UTILITIES REVENUE) +/-                                              2.28         09/15/2010             809,969

                                                                                                                        31,527,391
                                                                                                                      ------------

UTAH: 0.05%
         260,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                  6.00         01/01/2031             267,093
                                                                                                                      ------------

VERMONT: 0.22%
       1,210,000  VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES 16A (SFMR)         4.95         05/01/2032           1,226,202
                                                                                                                      ------------

VIRGINIA: 3.05%
         900,000  AMELIA COUNTY VA IDA +/- ss.                                         4.80         04/01/2027             898,308
       1,000,000  CHESTERFIELD COUNTY VA IDA ELECTRIC AND POWER COMPANY (IDR)          5.50         10/01/2009           1,007,130
       2,500,000  KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED
                  SERIES A (IDR)ss.                                                    4.10         06/01/2023           2,504,925
       6,650,000  LOUISA IDA VIRGINIA ELECTRIC & POWER COMPANY IDR)                    5.25         12/01/2008           6,699,144
         875,000  LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                  SERIES A (IDR) +/- ss.                                               4.25         09/01/2030             890,558
         160,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
                  ROAD REVENUE, ACA INSURED) /\ ss.                                    5.59         08/15/2021              76,534
          40,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
                  ROAD REVENUE, ACA INSURED) /\ ss.                                    5.61         08/15/2022              18,062
         485,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD 1ST TIER
                  SUBSERIES C PREREFUNDED (TOLL ROAD REVENUE) /\ ss.                   5.63         08/15/2017             288,371
         100,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                  PREREFUNDED (TOLL ROAD REVENUE) /\ ss.                               5.24         08/15/2015              68,300
         125,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
                  PREREFUNDED (TOLL ROAD REVENUE /\ ss.                                5.50         08/15/2019              67,460
       1,180,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET BACKED             4.00         06/01/2013           1,188,484
       3,000,000  YORK COUNTY VA IDA VIRGINIA ELECTRIC & POWER COMPANY (IDR)           5.50         07/01/2009           3,021,780

                                                                                                                        16,729,056
                                                                                                                      ------------

WASHINGTON: 1.79%
       2,000,000  OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN # 2007-01
                  (SPECIAL TAX REVENUE)                                                5.00         08/01/2011           2,007,480
       5,825,000  PORT SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC INSURED)            5.25         12/01/2014           5,918,957
       1,900,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY GRAYS
                  HARBOR COMMUNITY HOSPITAL (HCFR, RADIAN INSURED) +/- ss.             3.53         07/01/2030           1,900,000

                                                                                                                         9,826,437
                                                                                                                      ------------

WISCONSIN: 2.95%
       1,500,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE
                  TAX REVENUE LOC)                                                     5.50         06/01/2010           1,537,695
         230,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED                                                         5.00         06/01/2009             232,164
       7,320,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED (OTHER REVENUE)                                         6.13         06/01/2027           7,339,178
         365,000  DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL PROJECT (OTHER
                  REVENUE, FIRSTAR BANK NA) +/- ss.                                    2.27         03/01/2035             365,000
         475,000  HALES CORNERS COMMUNITY DEVELOPMENT AUTHORITY LUTHERAN CHURCH
                  PROJECT (IDR, MID-AMERICA FEDERAL SAVINGS &
                         LOAN LOC) +/- ss.                                             2.32         08/01/2037             475,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                                  PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
WISCONSIN (continued)
$        970,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL
                  REVENUE, MARSHALL & ISLEY BANK LOC) +/- ss.                          2.32%        06/01/2031        $    970,000
       1,220,000  MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
                  CITIZENS BANK LOC) +/-ss.                                            2.32         06/01/2037           1,220,000
         390,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH
                  PROJECT +/- ss.                                                      2.27         09/01/2040             390,000
         780,000  MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                  NOTES (SEWER REVENUE)                                                4.50         05/01/2011             792,698
       1,800,000  PARK FALLS WI BOND ANTICIPATION NOTES (WATER REVENUE)                4.63         06/01/2009           1,828,602
       1,000,000  WISCONSIN HEFA AURORA HEALTH CARE INCORPORATED (HFFA REVENUE)        5.00         08/15/2010           1,010,279

                                                                                                                        16,160,616
                                                                                                                     -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $553,506,640)                                                                      549,357,377
                                                                                                                     -------------
 SHARES

SHORT-TERM INVESTMENTS: 3.07%

MUTUAL FUNDS: 3.07%
      16,813,946  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                        16,813,946
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,813,946)                                                                         16,813,946
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $570,320,586)*                                     103.33%                                                      $566,171,323

OTHER ASSETS AND LIABILITIES, NET                         (3.33)                                                       (18,247,962)
                                                         ------                                                      -------------

TOTAL NET ASSETS                                         100.00%                                                      $547,923,361
                                                         ------                                                      -------------

----------
/\        ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
+/-       VARIABLE RATE INVESTMENTS.
ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
#         SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
(I)       ILLIQUID SECURITY.
/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.
%%        SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.
~         THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT
          RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY
          MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
+++       SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
          $16,813,946.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS          PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

        WISCONSIN TAX-FREE FUND

  PRINCIPAL                     SECURITY NAME                      INTEREST RATE    MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES: 98.40%

ALABAMA: 0.93%

$     740,000  BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY
               (HOUSING REVENUE, GUARANTEE AGREEMENT)                 5.00%         06/01/2011      $     784,134
                                                                                                    -------------
ARIZONA: 0.92%

    1,000,000  TUCSON & PIMA COUNTIES AZ IDA SERIES 1983 A
               (STATE & LOCAL GOVERNMENTS)/\                          3.73          12/01/2014            781,730
                                                                                                    -------------
GUAM: 2.67%

    1,000,000  GUAM ECONOMIC DEVELOPMENT & COMMERCE AUTHORITY
               TOBACCO SETTLEMENT ASSET BACKED SECURITY (OTHER
               REVENUE)                                               5.25          06/01/2032            936,290
      935,000  GUAM ECONOMIC DEVELOPMENT AUTHORITY SERIES A
               (EXCISE TAX REVENUE) ss.                               5.40          05/15/2031          1,008,912
      345,000  GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)        5.25          11/15/2037            291,773
        5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE
               LOC)                                                   5.25          10/01/2013              5,139
       20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT
               SERIES A (SALES TAX REVENUE LOC)                       5.50          11/01/2008             20,371
                                                                                                        2,262,485
                                                                                                     ------------

LOUISIANA: 0.25%

      205,000  EAST BATON ROUGE LA NEW PUBLIC HOUSING
                AUTHORITY (HOUSING REVENUE, US GOVERNMENT
                GUARANTEED)                                           5.13          06/01/2009            211,406
                                                                                                     ------------
OKLAHOMA: 0.03%

       25,000  OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY
               (HOUSING REVENUE, US GOVERNMENT GUARANTEED)            5.75          05/01/2009             25,893
                                                                                                     ------------
OTHER: 1.36%

    1,000,000  COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS
               PREREFUNDED SERIES A (OTHER REVENUE) ss.               6.75          10/01/2033          1,154,520
                                                                                                     ------------
PENNSYLVANIA: 0.24%

      200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY
               (HOUSING REVENUE, US GOVERNMENT GUARANTEED)            5.75          05/01/2008            200,668
                                                                                                     ------------
PUERTO RICO: 38.85%

      250,000  CHILDREN'S TRUST FUND (OTHER REVENUE)                  5.00          05/15/2011            254,320
      275,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
               SETTLEMENT ASSET-BACKED                                5.00          05/15/2009            277,555
      250,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
               SETTLEMENT ASSET-BACKED (EXCISE TAX REVENUE)           4.13          05/15/2011            248,005
    1,225,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
               SETTLEMENT ASSET-BACKED (OTHER REVENUE LOC)            5.00          05/15/2008          1,226,164
      300,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
               SETTLEMENT ASSET-BACKED (OTHER REVENUE)                4.38          05/15/2009            300,753
      610,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
               SETTLEMENT ASSET-BACKED PREREFUNDED ss.                5.75          07/01/2010            638,194
      350,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC
               INSURED)                                               5.50          07/01/2013            373,590
    1,000,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST
               SECURITY BANK LOC)                                     6.50          07/01/2013          1,145,250
    1,500,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT
               (OTHER REVENUE, FIRST SECURITY BANK LOC)               5.25          07/01/2020          1,610,070
      200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT
               SERIES A (FUEL SALES TAX REVENUE LOC)                  5.50          07/01/2016            218,832
    1,000,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY
               TAX REVENUE)                                           5.00          07/01/2018          1,014,720
    1,000,000  COMMONWEALTH OF PUERTO RICO SERIES B2 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss. +/-           5.25          07/01/2024          1,000,000
       25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER &
               WASTEWATER AUTHORITY REVENUE LOC)                      6.25          07/01/2012             28,293
    1,000,000  PUERTO RICO COMMONWEALTH (SALES TAX REVENUE,
               GUARANTEE AGREEMENT)                                   5.50          07/01/2018          1,103,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

        WISCONSIN TAX-FREE FUND

  PRINCIPAL                  SECURITY NAME                         INTEREST RATE  MATURITY DATE       VALUE
PUERTO RICO (continued)

$     180,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER
               AUTHORITY                                             10.25%        07/01/2009    $        190,735
    1,000,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER
               AUTHORITY SERIES A (SEWER REVENUE)                     6.00         07/10/2038           1,019,830
    1,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT
               BANK SERIES B (OTHER REVENUE)                          5.00         12/01/2008           1,015,590
    1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY &
               TRANSPORTATION AUTHORITY SERIES L
               (TRANSPORTATION REVENUE, CIFG INSURED)                 5.25         07/01/2019           1,025,130
    1,500,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCE
               AUTHORITY SERIES C (SPECIAL TAX REVENUE, AMBAC
               INSURED)                                               5.50         07/01/2016           1,621,635
      170,000  PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A
               (OTHER REVENUE)                                        4.00         07/01/2010             172,739
      355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL
               APPRECIATION SERIES O/\                                4.71         07/01/2017             230,892
      525,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00
               (ELECTRIC REVENUE, CIFG INSURED)                       5.00         07/01/2013             553,933
      405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II
               PREREFUNDED ss.                                        5.25         07/01/2022             446,707
      900,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ
               (ELECTRIC REVENUE, XLCA INSURED)                       5.25         07/01/2012             956,889
      100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK
               (ELECTRIC REVENUE LOC)                                 5.00         07/01/2011             105,225
    1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN
               (ELECTRIC PLANT REVENUE, MBIA INSURED)                 5.25         07/01/2023           1,044,880
    1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES RR
               (ELECTRIC REVENUE, FGIC INSURED)                       5.00         07/01/2022             998,910
      105,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S
               (ELECTRIC REVENUE, MBIA INSURED)                       6.13         07/01/2009             109,466
    1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
               (OTHER REVENUE, FIRST SECURITY BANK LOC) ss.
               +/-                                                    3.69         07/01/2029             750,000
    1,500,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
               (FUEL SALES TAX REVENUE, MBIA INSURED)                 5.50         07/01/2013           1,603,575
      200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
               SERIES A (FUEL SALES TAX REVENUE LOC)                  5.50         07/01/2013             218,218
      450,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
               SERIES A (FUEL SALES TAX REVENUE LOC)/\                4.61         07/01/2016             309,092
    1,000,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
               SERIES E (TOLL ROAD REVENUE, FIRST SECURITY BANK
               LOC)                                                   5.50         07/01/2021           1,096,300
      300,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
               SERIES W (FUEL SALES TAX REVENUE, FIRST SECURITY
               BANK LOC)                                              5.50         07/01/2013             322,161
      150,000  PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL
               FUND PROGRAM (HOUSING REVENUE, HUD INSURED)            4.50         12/01/2009             154,920
      500,000  PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL
               FUNDING PROGRAM (HOUSING REVENUE, HUD INSURED)         5.00         12/01/2014             537,030
      300,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES
               F8J (HOUSING REVENUE, FHA INSURED)ss. +/-              2.35         06/01/2021             300,000
       50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL
               POLLUTION CONTROL FACILITIES FINANCING AUTHORITY
               PEPSICO INCORPORATED PROJECT                           6.25         11/15/2013              53,094
      405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
               MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
               FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               SYSTEM PROJECT                                         5.00         12/01/2009             414,416
      430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
               MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
               FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
               SYSTEM PROJECT                                         5.00         12/01/2010             444,603
       25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
               MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
               FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
               PROJECT A                                              6.50         11/15/2020              26,752
       60,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
               MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
               FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
               PROJECT A (HCFR LOC)                                   5.88         08/01/2012              60,156
      215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
               MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
               FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
               PROJECT A (HCFR LOC)                                   5.50         07/01/2017             218,674
      500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A
               (OTHER REVENUE LOC)                                    5.25         08/01/2021             520,370
      300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A
               PREREFUNDED (PROPERTY TAX REVENUE LOC) ss.             5.75         08/01/2013             318,558

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

        WISCONSIN TAX-FREE FUND

  PRINCIPAL                   SECURITY NAME                        INTEREST RATE  MATURITY DATE       VALUE
PUERTO RICO (continued)
$     105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B
               (PROPERTY TAX REVENUE, CIFG INSURED)                   5.25%        07/01/2017    $        109,085
       30,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
               FACILITIES SERIES D (LEASE REVENUE)ss.                 5.13         07/01/2024              32,425
       10,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
               FACILITIES SERIES D (LEASE REVENUE)                    5.13         07/01/2024               9,694
    2,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
               FACILITIES SERIES I (OTHER REVENUE, GUARANTEE
               AGREEMENT)ss.                                          5.25         07/01/2014           2,217,340
    1,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
               FACILITIES SERIES M2 (LEASE REVENUE, AMBAC
               INSURED)ss.                                            5.50         07/01/2035           1,041,850
      500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L        5.50         07/01/2021             518,320
       25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M
               (LEASE REVENUE LOC)                                    5.60         07/01/2008              25,123
    1,500,000  PUERTO RICO PUBLIC FINANCE CORPORATION
               COMMONWEALTH APPROPRIATION SERIES A (OTHER
               REVENUE, AMBAC INSURED)                                5.13         06/01/2024           1,550,085
    1,000,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A
               (OTHER REVENUE, AMBAC INSURED)                         5.38         06/01/2014           1,105,070

                                                                                                       32,889,018
                                                                                                 ----------------

TEXAS: 0.40%

      320,000  WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING
               REVENUE, GUARANTEE AGREEMENT)                          5.00         08/01/2010             336,448
                                                                                                 ----------------

VIRGIN ISLANDS: 6.14%

      255,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN
               ISLANDS                                                4.60         05/15/2011             256,091
       45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
               (COLLEGE & UNIVERSITY REVENUE LOC)                     5.30         12/01/2008              45,590
      150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
               (COLLEGE & UNIVERSITY REVENUE LOC)                     5.85         12/01/2014             155,771
    1,000,000  VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)              5.25         10/01/2019           1,013,180
      220,000  VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES
               LOAN NOTE SERIES A PREREFUNDED (TAX REVENUE LOC)
               ss.                                                    6.13         10/01/2029            240,491
    2,000,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES              5.50         10/01/2014           2,030,740
      500,000  VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A          5.00         10/01/2014             517,945
      180,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                5.20         10/01/2009             183,272
       10,000  VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)            7.30         10/01/2018              12,102
      250,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY GROSS TAX
               RECEIPTS (SALES TAX REVENUE, FGIC INSURED)             5.00         10/01/2012             262,935
      185,000  VIRGIN ISLANDS PUBLIC FINANCING AUTHORITY (OTHER
               REVENUE, FIRST SECURITY BANK LOC)                      5.25         10/01/2017             201,404
      300,000  VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
               (WATER REVENUE)                                        5.00         07/01/2031             278,940

                                                                                                        5,198,461
                                                                                                 ----------------

WASHINGTON: 0.24%

      200,000  SEATTLE WA NEW PUBLIC HOUSING AUTHORITY (HOUSING
               REVENUE, US GOVERNMENT GUARANTEED)                     5.25         06/01/2009             206,536
                                                                                                 ----------------

WEST VIRGINIA: 2.60%

    1,675,000  BROOKE PLEASANTS TYLER WETZEL COUNTIES WV
               (HOUSING REVENUE)                                      7.40         08/15/2010           1,865,531
      470,000  KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED
               (HOUSING REVENUE LOC)/\ss.                             5.70         02/01/2014             338,593
                                                                                                        2,204,124
                                                                                                 ----------------

WISCONSIN: 43.77%

       20,000  ASHWAUBENON WI CDA ARENA PROJECT                       4.80         06/01/2016              20,997
      100,000  ASHWAUBENON WI CDA ARENA PROJECT                       5.05         06/01/2019             104,409
      815,000  ASHWAUBENON WI CDA ARENA PROJECT                       5.10         06/01/2020             852,743
      195,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A
               PREREFUNDED ss.                                        5.80         06/01/2009             204,169
       70,000  BADGER WI TOBACCO ASSET SECURITIZATION
               CORPORATION ASSET-BACKED                               6.00         06/01/2017              70,223
       95,000  BARABOO WI CDA                                         4.70         03/01/2010              98,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

        WISCONSIN TAX-FREE FUND

  PRINCIPAL                    SECURITY NAME                       INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (continued)

$      80,000  BARABOO WI CDA                                         4.80%        03/01/2011    $         83,968
      800,000  BELOIT WI CDA SERIES A PREREFUNDED ss.                 5.50         03/01/2020             872,840
       50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY
               VILLAGE HOUSING INCORPORATED PROJECT SERIES B          4.20         04/01/2012              50,661
      100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY
               VILLAGE HOUSING INCORPORATED PROJECT SERIES B          4.50         04/01/2014             101,231
       65,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY
               VILLAGE HOUSING INCORPORATED PROJECT SERIES B          5.13         04/01/2021              65,476
      175,000  CUDAHY WI CDA                                          4.70         06/01/2009             179,494
    1,540,000  CUDAHY WI CDA                                          4.55         06/01/2019           1,563,439
       25,000  CUDAHY WI CDA (LEASE REVENUE)                          5.00         06/01/2014              25,595
       10,000  CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)ss.           5.00         06/01/2014              10,375
      135,000  DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL
               PROJECT (OTHER REVENUE, FIRSTAR BANK NA)ss.
               +/-                                                    2.27         03/01/2035             135,000
       20,000  GERMANTOWN WI IDR QUARTERS BANNER WELDER
               INCORPORATED PROJECT                                   5.13         02/01/2011              20,022
      500,000  GLENDALE WI CDA BAYSHORE PUBLIC PARKING A              4.75         10/01/2020             506,190
      145,000  GLENDALE WI CDA TAX INCREMENT 6                        5.00         10/01/2019             147,817
      100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR        4.90         07/01/2010             100,432
        5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
               STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
               A (SALES TAX REVENUE LOC)                              4.35         02/01/2010               5,186
       10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
               STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
               A (SALES TAX REVENUE LOC)                              4.45         02/01/2011              10,513
      175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
               STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
               A (SALES TAX REVENUE LOC)#                             4.75         02/01/2014             182,404
      140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
               STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
               A (SALES TAX REVENUE LOC)                              5.00         02/01/2019             142,992
       70,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED
               MORAINE LIMITED SERIES A (HOUSING REVENUE LOC)         6.15         12/01/2030              71,994
    1,445,000  GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
               HOUSING INCORPORATED                                   5.00         04/01/2016           1,513,146
       20,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A     5.00         02/15/2013              20,681
       10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A     5.50         02/15/2021              10,124
    1,500,000  GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES
               A PREREFUNDED ss.                                      5.25         06/01/2024           1,561,035
      100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT      5.15         04/01/2013             103,865
      500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE
               PROJECT ss. +/-                                        4.75         09/01/2033             498,615
      225,000  HALES CORNERS COMMUNITY DEVELOPMENT AUTHORITY
               LUTHERAN CHURCH PROJECT (IDR, MID-AMERICA FEDERAL
               SAVINGS & LOAN LOC)ss. +/-                             2.32         08/01/2037             225,000
      245,000  JOHNSON CREEK WI CDA ss.                               4.65         12/01/2012             257,740
       10,000  JOHNSON CREEK WI CDA ss.                               5.00         12/01/2016              10,610
      200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES
               A (HOUSING REVENUE LOC)                                6.00         11/20/2041             201,334
       40,000  MADISON WI CDA MERITER RETIREMENT SERVICES             5.90         12/01/2008              39,968
       25,000  MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING
               REVENUE, US GOVERNMENT GUARANTEED)                     4.88         03/01/2009              25,560
      365,000  MILWAUKEE REDEVELOPMENT AUTHORITY MILWAUKEE
               SCHOOL ENERGY PROJECT SERIES B (COLLEGE AND
               UNIVERSITY REVENUE)                                    4.00         07/01/2011             370,095
    1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING
               PROJECT                                                5.10         07/01/2022           1,036,600
    1,000,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS PREREFUNDED
               (EDUCATIONAL FACILITIES REVENUE, AMBAC INSURED)
               ss.                                                    5.13         08/01/2021           1,104,390
      100,000  MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY
               BANK LOC)                                              5.10         12/01/2023             101,382
      180,000  MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER
               REVENUE, CITIZENS BANK LOC)ss. +/-                     2.32         06/01/2037             180,000
    2,050,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS
               PREREFUNDED ss.                                        5.13         08/01/2022           2,264,000
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
               PROJECT SERIES B                                       5.05         07/01/2019             479,734
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
               PROJECT SERIES B                                       5.15         07/01/2020             479,922
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
               PROJECT SERIES B                                       5.20         07/01/2021             479,033
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
               PROJECT SERIES B                                       5.30         07/01/2022             480,317
      470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
               PROJECT SERIES B                                       5.35         07/01/2023             480,039
      300,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION
               CONSORTIUM PROJECT SERIES A                            5.75         08/01/2035             282,675
      100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT
               SERIES A (COLLEGE & UNIVERSITY REVENUE LOC)            4.20         10/01/2010             102,144
       95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                    4.20         08/01/2011              99,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

        WISCONSIN TAX-FREE FUND

  PRINCIPAL                    SECURITY NAME                       INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (continued)

$      40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE
               INCORPORATED PROJECT                                   5.00%        12/01/2018    $         40,011
      125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE
               INCORPORATED PROJECT (OTHER REVENUE, MARSHALL &
               ISLEY BANK LOC)                                        4.30         12/01/2008             125,199
       15,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A       4.70         06/01/2009              15,149
    1,000,000  NEENAH WI CDA SERIES A                                 5.13         12/01/2023           1,024,020
       50,000  OAKFIELD WI CDA                                        4.40         12/01/2008              50,683
      350,000  OAKFIELD WI CDA                                        5.40         12/01/2021             362,369
      150,000  OCONTO FALLS WI CDA                                    4.15         06/01/2008             150,524
      150,000  OCONTO FALLS WI CDA                                    4.05         06/01/2009             153,138
      135,000  OCONTO FALLS WI CDA                                    4.60         06/01/2014             136,991
      175,000  OCONTO FALLS WI CDA                                    4.65         06/01/2015             177,291
      200,000  OCONTO FALLS WI CDA                                    4.90         06/01/2018             202,890
      210,000  ONALASKA WI CDA                                        5.30         06/01/2015             210,384
      200,000  OSCEOLA WI RDA                                         4.65         12/01/2010             208,284
      325,000  OSCEOLA WI RDA                                         4.75         12/01/2011             342,228
      235,000  OSCEOLA WI RDA                                         5.15         12/01/2015             244,395
      410,000  OSCEOLA WI RDA                                         5.38         12/01/2020             422,829
        5,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA
               ST. THERESA A (HOUSING REVENUE LOC)                    5.90         06/01/2024               5,009
      125,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING
               REVENUE, US GOVERNMENT GUARANTEED)                     5.13         04/01/2009             128,359
       25,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING
               REVENUE, US GOVERNMENT GUARANTEED)                     5.75         05/01/2009              25,893
      250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT JUNIOR LIEN SERIES B (SALES TAX REVENUE
               LOC)                                                   5.50         12/15/2009             261,785
    1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT JUNIOR LIEN SERIES B (SALES TAX REVENUE
               LOC)                                                   5.50         12/15/2015           1,698,419
       50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT SERIES A   (SALES TAX REVENUE LOC)            5.50         12/15/2026              53,464
      140,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT SERIES A (SALES TAX REVENUE LOC)              5.50         12/15/2015             158,084
      280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT SERIES A (SALES TAX REVENUE LOC)              5.50         12/15/2018             314,476
      210,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT SERIES A (SALES TAX REVENUE LOC)              5.50         12/15/2021             233,342
      100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT SERIES A (SALES TAX REVENUE, MBIA
               INSURED)                                               5.00         12/15/2017             107,819
    1,765,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
               DISTRICT SERIES A (SALES TAX REVENUE, MBIA
               INSURED)                                               5.50         12/15/2017           1,993,091
      135,000  ST. CROIX FALLS WI CDA                                 4.13         12/01/2008             136,860
      120,000  ST. CROIX FALLS WI CDA                                 4.40         12/01/2011             126,835
       80,000  ST. CROIX FALLS WI CDA                                 4.50         12/01/2011              83,554
      160,000  ST. CROIX FALLS WI CDA                                 4.50         12/01/2012             168,576
       90,000  ST. CROIX FALLS WI CDA                                 4.85         12/01/2014              94,131
      300,000  STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A
               (OTHER REVENUE)                                        4.50         10/01/2021             286,821
       50,000  STURTEVANT WI CDA                                      3.55         12/01/2009              50,747
       75,000  STURTEVANT WI CDA                                      4.60         12/01/2010              75,843
      110,000  STURTEVANT WI CDA                                      4.80         12/01/2012             111,113
      300,000  STURTEVANT WI CDA                                      4.40         12/01/2015             306,030
      100,000  STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)        4.55         12/01/2016             102,073
       25,000  SUN PRAIRIE WI CDA SERIES B                            5.00         02/01/2012              25,626
       95,000  SUN PRAIRIE WI CDA SERIES B                            5.10         02/01/2013              97,208
      105,000  SUN PRAIRIE WI CDA SERIES B                            5.20         02/01/2014             107,307
      750,000  VERONA WI CDA                                          5.38         12/01/2022             780,180
       50,000  WATERFORD WI CDA PREREFUNDED ss.                       5.35         10/01/2014              53,345
       95,000  WATERFORD WI CDA PREREFUNDED ss.                       5.80         10/01/2023             102,384
      240,000  WATERTOWN WI CDA SERIES A                              5.00         05/01/2018             242,004
       50,000  WATERTOWN WI CDA SERIES B                              4.25         05/01/2008              50,079
      500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD
               WOODS PROJECT ss. +/-                              4.80         03/01/2034             500,415
      110,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
               INCORPORATED PROJECT ss. +/-                       3.86         12/01/2034             110,000
      340,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE
               ARBORETUM PROJECT ss. +/-                          5.00         12/01/2027             342,509

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS   PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

        WISCONSIN TAX-FREE FUND

PRINCIPAL                      SECURITY NAME                       INTEREST RATE   MATURITY DATE         VALUE
WISCONSIN (Continued)

$      75,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES
               PROJECT PREREFUNDED ss.                            7.25%        06/01/2020       $      82,081
      145,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES
               PROJECT PREREFUNDED ss.                            7.50         06/01/2035             159,448
      720,000  WESTON WI CDA SERIES A                                 5.25         10/01/2020             748,987
    3,050,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION
               BONDS (TAX REVENUE LOC)^                               5.46         12/15/2030             897,676
      220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION
               SENIOR DEDICATED SERIES A (TAX REVENUE LOC)/\          4.96         12/15/2021             112,407
       45,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
               REVENUE LOC)                                           5.25         12/15/2013              49,977
      235,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
               REVENUE LOC)                                           5.25         12/15/2015             262,603
      465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
               REVENUE LOC)                                           5.25         12/15/2016             519,042
      350,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
               REVENUE LOC)                                           5.25         12/15/2018             389,099
      105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
               REVENUE LOC)                                           5.25         12/15/2019             116,450
      630,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES
               1998A (OTHER REVENUE, FIRST SECURITY BANK LOC)         5.25         12/15/2027             658,697
       65,000  WISCONSIN DELLS CDA SERIES A                           4.65         09/01/2014              67,180
       70,000  WISCONSIN DELLS CDA SERIES A                           4.80         09/01/2015              72,237
       80,000  WISCONSIN DELLS CDA SERIES A                           5.00         09/01/2017              82,356
      155,000  WISCONSIN HFA REVENUE PREREFUNDED (HOUSING
               REVENUE LOC)ss.                                    6.10         12/01/2017             176,973
    1,800,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
               AUTHORITY AMT SERIES A (HOUSING REVENUE)               4.75         05/01/2037           1,832,984

                                                                                                       37,061,571

                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $82,673,413)                                                       83,316,994
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $82,673,413)*                   98.40%                                                        $  83,316,994
                                     ------                                                         -------------

OTHER ASSETS AND LIABILITIES, NET      1.60                                                             1,351,582
                                     ------                                                         -------------
TOTAL NET ASSETS                     100.00%                                                        $  84,668,576
                                     ------                                                         -------------

^         ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-       VARIABLE RATE INVESTMENTS.

#         SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

INVERSE FLOATING RATE OBLIGATIONS

      The Fund participates in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At March 31, 2008 the Floating Rate Notes outstanding were as follows:

                                                        COLLATERAL FOR
           FLOATING RATE                                 FLOATING RATE
         NOTES OUTSTANDING   RANGE OF INTEREST RATES   NOTES OUTSTANDING
           $  1,340,000           1.34% - 4.05%           $  2,847,259

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

      Certain previously reported amounts have been corrected by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These corrections have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

      Financial Highlights amounts have been corrected to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These corrections are not considered material to previously issued financial statements.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.
================================================================================

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2008

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2008

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Wells Fargo Funds Trust

                                         By:  /s/ Karla M. Rabusch
                                              ------------------------------
                                              Karla M. Rabusch
                                              President

                                         Date: May 22, 2008

                                         By:  /s/ Stephen W. Leonhardt
                                              ------------------------------
                                              Stephen W. Leonhardt
                                              Treasurer

                                         Date: May 22, 2008

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         Wells Fargo Funds Trust

                                         By:  /s/ Karla M. Rabusch
                                              ------------------------------
                                              Karla M. Rabusch
                                              President

                                         Date: May 22, 2008

                                         By:  /s/ Stephen W. Leonhardt
                                              ------------------------------
                                              Stephen W. Leonhardt
                                              Treasurer

                                         Date: May 22, 2008